                        [AMERICAN AADVANTAGE FUNDS LOGO]

                            - Institutional Class -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009

                             - PlanAhead Class(R) -
                                P.O. Box 419643
                        Kansas City, Missouri 64141-6643
                                 (800) 388-3344

                               - AMR Class(sm) -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009
This report is prepared for shareholders of the American
AAdvantage Funds included herein and may be distributed to others only if preceded or accompanied by a current prospectus.

                              Semi-Annual Report
                                April 30, 1998

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                           Balanced Fund

                           Growth and Income Fund

                           Intermediate Bond Fund

                           International Equity Fund

                           Short-Term Bond Fund






                    Managed By AMR Investment Services, Inc.

Dear Fellow Shareholder:

     We are pleased to report to you on the performance of the American AAdvantage Balanced, Growth and Income, International Equity, Intermediate Bond and Short-Term Bond Funds and to provide you with a copy of the Semi-Annual Report for the six months ended April 30, 1998.

                           The Domestic Equity Funds

  Market Recap:

     The equity markets soared during the six months ending April 30, 1998 fueled by low inflation, low interest rates, low unemployment, a federal budget surplus, strong corporate profits and strong mutual fund inflows. The only damper seems to have been the crisis in Asia, which rocked the U.S. equity markets in October 1997 and has periodically affected the markets since that time. After regaining lost ground due to the Asian situation, the Dow Jones Industrial Average and the S&P 500 Index climbed to new highs, with the Dow Jones Industrial Average breaking the 9000 mark in early April and posting a gain of 22.81% for the six months. The S&P 500 Index lagged only slightly, returning 22.46% for the six month period. Large cap stocks continue to outperformed the market with the momentum of well known growth stocks. Although the U.S. markets have shown a strong resistance to the "Asian Flu," recent U.S. stock market price volatility indicates that worried investors are closely watching as developments unfold. Some fallout is expected as the year progresses.

  Performance Recap:

  American AAdvantage Balanced Fund

     The Balanced Fund's total return for the six months ending April 30, 1998 was 11.96% for the AMR Class, 11.81% for the Institutional Class and 11.61% for the PlanAhead Class. These returns slightly lagged the benchmark Lipper Balanced Index total return of 12.27%.

     The Fund modestly increased its holdings in stocks from 56.4% at October 31, 1997 to 59.4% at April 30, 1998, as the stock market's momentum continued to surge higher. Also, as interest rates fell during the period, bond yields became less attractive. The bond segment's 3.92% (7.90% annualized) return surpassed the Lehman Corp/Govt Index return of 3.65% (7.36% annualized).

     The Fund's stock segment returned 18.42% for the six month period versus the S&P 500 Index return of 22.46%. As a result of the Fund's value investment style (purchasing stocks with lower than market price-to-earnings ratios and higher than market growth rates) its stock selection was much different than that of the S&P 500 Index. The Fund modestly underweighted the communication services sector and substantially underweighted the technology sector, both of which were the two top performing sectors in the S&P 500 Index. Stock selection in the consumer staples sector and an overweighting in energy stocks also hurt performance as tobacco stocks and oil prices continued to decline. On the other hand, the Fund overweighted the consumer cyclical and financial sectors which were above average performers in the S&P 500 Index. The Fund's investment in the Bank sector and financial service companies continue to provide positive earnings growth given cost savings resulting from industry consolidation.

  American AAdvantage Growth and Income Fund

     The Growth and Income Fund's performance for the six months ending April 30, 1998 was 16.95% for the AMR Class, 16.79% for the Institutional Class and 16.60% for the PlanAhead Class. These returns fell behind the Lipper Growth and Income Index total return of 17.07%.

     Since the Fund utilizes the same investment managers and the same approach to stock selection as the Balanced Fund, it also benefited from overweighted positions in consumer cyclicals and financial stocks but suffered on a relative basis from underweighting the communication services and technology sectors, overweighting energy stocks and from holding an above market weighting in the poor performing tobacco stocks.

                           International Equity Fund

  Market Recap:

     Despite the strong foreign market returns over the past six months, there was a marked disparity among different countries and region's. European markets were swept up in the euphoria of the European Monetary Union (EMU) and lower interest rates which have driven investors into the equity markets. However the Japanese market, despite strength early in 1998, remained disappointing as the content of the latest stimulus package, combined with slumping economic growth and an uncertain outcome to the region's crisis, negatively impacted investor sentiment. Japan's return of approximately negative 10% for the six months ended April 30, ranked it second to last, just ahead of Malaysia, among the 21 markets that comprise the EAFE Index (the Morgan Stanley Capital International Europe, Australia and Far East Index).

  Performance Recap:

     The International Equity Fund posted strong results for the six months ended April 30, 1998. The Fund's total return for the six month period was 14.81% for the AMR Class, 14.71% for the Institutional Class and 14.61% for the PlanAhead Class, compared to a 16.58% return for the Lipper International Index.

     The attractiveness of the market in the United Kingdom has led the Fund to overweight that country and to make it the largest weighting in the Fund. The Fund continues to underweight Germany, while overweighting the more attractive smaller European markets. The Fund's 13% holdings in Japan represent a large underweighting for the reasons previously noted.

                                 The Bond Funds

  Market Recap:

     For the six month period ended April 30, 1998, the bond market was mesmerized by the robust U.S. economic expansion, tight labor markets, the lack of inflationary pressure and the Asian economic meltdown.

     During this timeframe, the U.S. GDP expanded approximately 4.25%, created
1.7 million new nonfarm jobs and the unemployment rate dropped to 4.3%, a 28 year low. However, what made this period so remarkable was the economy's ability to accomplish this prosperity without creating an inflationary bubble. Amazingly, inflation at the wholesale level (PPI) registered declines in five of the six months. This unprecedented economic performance caused the Chairman of the Federal Reserve, Alan Greenspan, to comment that this is the best economic period he has seen in his 50 year professional career.

     As a result, the bond market performed well as short and long-term interest rates declined, the yield curve flattened and corporate spreads remained tight. Additionally, the crisis in Asia created a flight to quality which buoyed bond prices further as U.S. dollar-denominated investments became more attractive globally. The two year Treasury note ended the period yielding just seven basis points higher than the overnight fed funds rate. The 30 year Treasury bond ended the period yielding 5.95%, 20 basis points less than it did at the beginning of the period. More recently, the yield curve has flattened even further as the 30 year Treasury bond reached a record low 5.57% yield. The Asian hangover and its longer term effect on U.S. economic prosperity continues to be a wild card which bond traders suspect will slow down the economic momentum in the U.S. and suppress future inflationary pressures.

  Performance Recap:

  American AAdvantage Intermediate Bond Fund

     The Intermediate Bond Fund's performance for the six months ending April 30, 1998 was 3.42% (6.90% annualized) for the Institutional Class, beating the 3.20% (6.45% annualized) return of its benchmark, the Lipper Intermediate Investment Grade Debt Average. The PlanAhead Class returned 1.08% (6.57% annualized) for the March 2, 1998 to April 30, 1998 period, also outperforming the 0.80% (4.78% annualized) its benchmark, the Intermediate Investment Grade Debt Average for the two month period.

     As interest rates fell during the period, the duration of the Fund was slightly longer than its benchmark which had a positive impact on the Fund's return. The Fund also improved the total return by holding higher yielding mortgage-backed securities.

  American AAdvantage Short-Term Bond Fund

     The Short-Term Bond Fund's total return for the six months ending April 30, 1998 was 3.35% (6.76% annualized) for the AMR Class, 3.19% (6.43% annualized) for the Institutional Class and 3.21% (6.47% annualized) for the PlanAhead Class, compared to the 2.63% (5.30% annualized) return for its benchmark, the Linked Lipper Short-Term Investment Grade Debt Average.

     For the period, the duration of the Fund was largely neutral or long of its benchmark, which had a slightly positive impact on the Fund's returns. On April 30, 1998, the portfolio's weighted average duration was 2.0 years, as compared to the benchmark duration of 1.8. Additionally, the Fund realized incremental income during the period by holding higher yielding mortgage-backed securities relative to the benchmark's Treasury holdings.

     As always, we appreciate your confidence and support and we will continue to strive to provide you with above average long-term returns.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN

                                            William F. Quinn
                                            President
                                            American AAdvantage Mileage Funds

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                               Growth and    Intermediate   International   Short-Term
                                                  Balanced       Income          Bond          Equity          Bond
                                                 -----------   -----------   ------------   -------------   ----------
                                                          (in thousands, except share and per share amounts)
ASSETS:
    Investment in Portfolio, at value..........  $ 1,078,934   $2,071,470     $  225,389     $  972,203     $   98,156
    Receivable for fund shares sold............        2,077          291             25          6,272              -
    Receivable for expense reimbursement.......            -            -              -              -              2
    Other assets...............................            -            -              -            372             24
                                                 -----------   -----------    ----------     ----------     ----------
        TOTAL ASSETS...........................    1,081,011    2,071,761        225,414        978,847         98,182
                                                 -----------   -----------    ----------     ----------     ----------
LIABILITIES:
    Payable for fund shares redeemed...........           14          522            333            261            715
    Dividends payable..........................            -            -              2              -             29
    Management fees payable (Note 2)...........           59           30             45             82             21
    Other liabilities..........................          110          270             40             55              -
                                                 -----------   -----------    ----------     ----------     ----------
        TOTAL LIABILITIES......................          183          822            420            398            765
                                                 -----------   -----------    ----------     ----------     ----------
NET ASSETS.....................................  $ 1,080,828    2,070,939        224,994     $  978,449     $   97,417
                                                 ===========   ===========    ==========     ==========     ==========
ANALYSIS OF NET ASSETS:
    Paid-in-capital............................      822,614    1,390,485        221,696        751,250        106,199
    Accumulated undistributed investment
      income...................................       10,469       10,728              -          5,433             15
    Accumulated net realized gain (loss).......       40,273       76,415          2,400         14,589         (8,751)
    Unrealized appreciation (depreciation) of
      investments..............................      207,472      593,311            898        207,177            (46)
                                                 -----------   -----------    ----------     ----------     ----------
NET ASSETS.....................................  $ 1,080,828   $2,070,939     $  224,994     $  978,449     $   97,417
                                                 ===========   ===========    ==========     ==========     ==========
Shares outstanding (no par value):
    Institutional Class........................   10,280,027   10,440,831     22,008,241     21,535,793      2,259,326
                                                 ===========   ===========    ==========     ==========     ==========
    PlanAhead Class............................    3,140,618    1,671,971             98      1,817,926        408,505
                                                 ===========   ===========    ==========     ==========     ==========
    AMR Class..................................   59,049,201   77,675,437              -     29,050,712      7,467,179
                                                 ===========   ===========    ==========     ==========     ==========
Net asset value, offering and redemption price
  per share:
    Institutional Class........................  $     14.93   $    23.00     $    10.22     $    18.64     $     9.62
                                                 ===========   ===========    ==========     ==========     ==========
    PlanAhead Class............................  $     14.73   $    22.74     $    10.27     $    18.47     $     9.63
                                                 ===========   ===========    ==========     ==========     ==========
    AMR Class..................................  $     14.92   $    23.08     $        -     $    18.70     $     9.61
                                                 ===========   ===========    ==========     ==========     ==========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Growth and    Intermediate   International    Short-Term
                                                    Balanced        Income          Bond          Equity           Bond
                                                  ------------   ------------   ------------   -------------   ------------
                                                                               (in thousands)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Interest income.............................    $ 13,767       $  1,248        $6,687        $  1,371         $3,391
    Dividend income (net of foreign taxes of
      $834 in International Equity Fund)........       6,701         20,438             -           8,916              -
    Income derived from securities lending,
      net.......................................          99            105             -              89              7
    Portfolio expenses..........................      (1,636)        (2,967)         (298)         (2,282)          (158)
                                                    --------       --------        ------        --------         ------
        NET INVESTMENT INCOME ALLOCATED FROM
          PORTFOLIO.............................      18,931         18,824         6,389           8,094          3,240
                                                    --------       --------        ------        --------         ------
FUND EXPENSES:
    Administrative service fees (Note 2):
      Institutional Class.......................         183            290           258             366             28
      PlanAhead Class...........................          51             41             -              31              5
    Transfer agent fees:
      Institutional Class.......................           6             12             6               6              6
      PlanAhead Class...........................          12             10             -               6              2
      AMR Class.................................           1              -             -               1              -
    Professional fees...........................          16             18             2               7              4
    Registration fees and expenses..............          13             12            32              11              5
    Service Fees -- PlanAhead Class.............          49             41             -              31              4
    Other expenses..............................          11             14             3               4              1
                                                    --------       --------        ------        --------         ------
        TOTAL FUND EXPENSES.....................         342            438           301             463             55
                                                    --------       --------        ------        --------         ------
        Less reimbursement of expenses
          (Note 2)..............................           -              -             -               -              1
                                                    --------       --------        ------        --------         ------
        Net fund expenses.......................         342            438           301             463             54
                                                    --------       --------        ------        --------         ------
NET INVESTMENT INCOME...........................      18,589         18,386         6,088           7,631          3,186
                                                    --------       --------        ------        --------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED
  FROM PORTFOLIO:
    Net realized gain (loss) on investments and
      foreign currency transactions.............      39,978         79,297         2,421          15,469           (199)
    Change in net unrealized appreciation or
      depreciation of investments and foreign
      currency translations.....................      55,019        195,253          (976)         97,812             60
                                                    --------       --------        ------        --------         ------
        NET GAIN (LOSS) ON INVESTMENTS..........      94,997        274,550         1,445         113,281           (139)
                                                    --------       --------        ------        --------         ------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS....................................    $113,586       $292,936        $7,533        $120,912         $3,047
                                                    ========       ========        ======        ========         ======

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            Balanced                Growth and Income            Intermediate Bond
                                    -------------------------   -------------------------   ----------------------------
                                    Six Months                  Six Months                  Six Months
                                       Ended                       Ended                       Ended
                                     April 30,    Year Ended     April 30,    Year Ended     April 30,    September 15,
                                       1998       October 31,      1998       October 31,      1998       to October 31,
                                    (Unaudited)      1997       (Unaudited)      1997       (Unaudited)        1997
                                    -----------   -----------   -----------   -----------   -----------   --------------
                                                                       (in thousands)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income..........  $   18,589     $  40,600    $   18,386    $   32,794     $  6,088        $  1,505
   Net realized gain (loss) on
    investments and foreign
    currency transactions.........      39,978       133,817        79,297       122,605        2,421             255
   Change in net unrealized
    appreciation or depreciation
    of investments and foreign
    currency translations.........      55,019        16,669       195,253       165,036         (976)          1,874
                                    ----------     ---------    ----------    ----------     --------        --------
      NET INCREASE IN NET ASSETS
        RESULTING FROM
        OPERATIONS................     113,586       191,086       292,936       320,435        7,533           3,634
                                    ----------     ---------    ----------    ----------     --------        --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
    Institutional Class...........      (5,493)      (11,595)       (4,184)       (1,615)      (6,088)         (1,505)
    PlanAhead Class...............      (1,472)         (803)         (491)         (343)           -               -
    AMR Class.....................     (34,157)      (23,794)      (29,335)      (25,654)           -               -
   Net realized gain on
    investments:
    Institutional Class...........     (19,670)      (22,827)      (16,184)       (5,181)        (276)              -
    PlanAhead Class...............      (5,247)       (1,633)       (2,302)       (1,190)           -               -
    AMR Class.....................    (108,479)      (44,091)     (105,652)      (72,372)           -               -
                                    ----------     ---------    ----------    ----------     --------        --------
      NET DISTRIBUTIONS TO
        SHAREHOLDERS..............    (174,518)     (104,743)     (158,148)     (106,355)      (6,364)         (1,505)
                                    ----------     ---------    ----------    ----------     --------        --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of
    shares........................      97,765       179,736       194,225       335,985       37,298         223,471
   Reinvestment of dividends and
    distributions.................     173,853       104,257       157,510       105,754        6,517           1,505
   Cost of shares redeemed........     (81,677)     (311,199)      (77,960)      (99,228)     (36,239)        (10,856)
                                    ----------     ---------    ----------    ----------     --------        --------
      NET INCREASE (DECREASE) IN
        NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS........     189,941       (27,206)      273,775       342,511        7,576         214,120
                                    ----------     ---------    ----------    ----------     --------        --------
NET INCREASE (DECREASE) IN NET
 ASSETS...........................     129,009        59,137       408,563       556,591        8,745         216,249
                                    ----------     ---------    ----------    ----------     --------        --------
NET ASSETS:
   Beginning of period............     951,819       892,682     1,662,376     1,105,785      216,249               -
                                    ----------     ---------    ----------    ----------     --------        --------
   END OF PERIOD*.................  $1,080,828     $ 951,819    $2,070,939    $1,662,376     $224,994        $216,249
                                    ==========     =========    ==========    ==========     ========        ========
   * Includes undistributed net
     investment income of.........  $   10,469     $  32,994    $   10,728    $   26,352     $      -        $      -
                                    ==========     =========    ==========    ==========     ========        ========

                                      International Equity           Short-Term Bond
                                    -------------------------   -------------------------
                                    Six Months                  Six Months
                                       Ended                       Ended
                                     April 30,    Year Ended     April 30,    Year Ended
                                       1998       October 31,      1998       October 31,
                                    (Unaudited)      1997       (Unaudited)      1997
                                    -----------   -----------   -----------   -----------
                                                       (in thousands)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income..........   $   7,631     $  14,178      $ 3,186      $  13,514
   Net realized gain (loss) on
    investments and foreign
    currency transactions.........      15,469        20,326         (199)          (356)
   Change in net unrealized
    appreciation or depreciation
    of investments and foreign
    currency translations.........      97,812        55,776           60           (638)
                                     ---------     ---------      -------      ---------
      NET INCREASE IN NET ASSETS
        RESULTING FROM
        OPERATIONS................     120,912        90,280        3,047         12,520
                                     ---------     ---------      -------      ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
    Institutional Class...........      (4,914)       (1,369)        (734)        (9,031)
    PlanAhead Class...............        (477)         (157)        (125)          (279)
    AMR Class.....................      (9,771)       (7,262)      (2,327)        (4,204)
   Net realized gain on
    investments:
    Institutional Class...........      (6,986)       (1,859)           -              -
    PlanAhead Class...............        (735)         (230)           -              -
    AMR Class.....................     (12,707)       (8,971)           -              -
                                     ---------     ---------      -------      ---------
      NET DISTRIBUTIONS TO
        SHAREHOLDERS..............     (35,590)      (19,848)      (3,186)       (13,514)
                                     ---------     ---------      -------      ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of
    shares........................     343,128       338,012       10,436         82,371
   Reinvestment of dividends and
    distributions.................      34,569        19,534        3,057         13,189
   Cost of shares redeemed........    (201,026)     (112,550)      (7,990)      (174,367)
                                     ---------     ---------      -------      ---------
      NET INCREASE (DECREASE) IN
        NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS........     176,671       244,996        5,503        (78,807)
                                     ---------     ---------      -------      ---------
NET INCREASE (DECREASE) IN NET
 ASSETS...........................     261,993       315,428        5,364        (79,801)
                                     ---------     ---------      -------      ---------
NET ASSETS:
   Beginning of period............     716,456       401,028       92,053        171,854
                                     ---------     ---------      -------      ---------
   END OF PERIOD*.................   $ 978,449     $ 716,456      $97,417      $  92,053
                                     =========     =========      =======      =========
   * Includes undistributed net
     investment income of.........   $   5,433     $  12,964      $    15      $      15
                                     =========     =========      =======      =========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage Balanced, American AAdvantage Growth and Income, American AAdvantage Intermediate Bond, American AAdvantage International Equity and American AAdvantage Short-Term Bond Funds (each a "Fund" and collectively, the "Funds"), each a series of the Trust. Prior to March 1, 1998, the American AAdvantage Short-Term Bond Fund was known as the American AAdvantage Limited-Term Income Fund. The American AAdvantage Intermediate Bond Fund "Institutional Class" and the "PlanAhead Class" commenced active operations on September 15, 1997 and March 2, 1998, respectively. The Trust commenced sales of additional classes of shares of the Funds (other than the Intermediate Bond Fund) on August 1, 1994, designated as "Mileage Class", "PlanAhead Class" and "AMR Class" shares. At the same time, the existing shares of each Fund were redesignated as "Institutional Class" shares. The Mileage Class of each Fund (other than the Intermediate Bond
Fund) was terminated on November 1, 1996. Differences between the Classes include the services offered to and the expenses borne by each class and certain voting rights. Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:                    & INVESTS ASSETS IN &               AMR INVESTMENT SERVICES TRUST:
    Balanced Fund                                                               Balanced Portfolio
    Growth and Income Fund                                                      Growth and Income Portfolio
    Intermediate Bond Fund                                                      Intermediate Bond Portfolio
    International Equity Fund                                                   International Equity Portfolio
    Short-Term Bond Fund                                                        Short-Term Bond Portfolio

     Each AMR Investment Services Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (99.63%, 99.45%, 100.00%, 92.03%, and 98.74% at April 30, 1998 of the AMR Investment
Services Balanced, Growth and Income, Intermediate Bond, International Equity and Short-Term Bond Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income and realized and unrealized gain (loss) in the Portfolio each day. All net investment income and realized and unrealized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. Dividends from net investment income of the Balanced, Growth and Income and International Equity Funds normally will be declared and paid annually. The Intermediate Bond and Short-Term Bond Funds generally declare dividends from net investment income daily, payable monthly. Distributions, if any, of net realized capital gains normally will be paid annually after the close of the fiscal year in which realized.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. At April 30, 1998, the Short-Term Bond Fund had a capital loss carryforward for federal income tax purposes of approximately $8,763,000 expiring in years 2001-2005.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Manager and the Trust entered into an Administrative Service Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .25% of the average daily net assets of the Institutional and PlanAhead Classes of each of the Funds.

  Distribution Plan

     The Trust has adopted a "defensive" Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the plan authorizes the fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 1998, the cost of air transportation was not material to any of the Funds. At April 30, 1998, AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof owned 100% of AMR Class shares of the Funds. During the six months ended April 30, 1998, the Manager waived service fees totaling $821 for the Short-Term Bond Fund.

3. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands):

           Six Months Ended April 30, 1998              Institutional Class   PlanAhead Class        AMR Class
           -------------------------------              -------------------   ----------------   ------------------
                    Balanced Fund                       Shares     Amount     Shares   Amount    Shares     Amount
                    -------------                       -------   ---------   ------   -------   -------   --------
Shares sold..........................................      181    $  2,585      974    $14,851     5,493   $ 80,329
Reinvestment of dividends............................    1,792      24,511      496      6,706    10,442    142,636
Shares redeemed......................................     (852)    (13,318)    (473)    (7,433)   (4,294)   (60,926)
                                                         -----    --------     ----    -------   -------   --------
Net increase in capital shares outstanding...........    1,121    $ 13,778      997    $14,124    11,641   $162,039
                                                         =====    ========     ====    =======   =======   ========

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                  Institutional Class      PlanAhead Class         AMR Class
                                                  --------------------    -----------------    ------------------
             Growth and Income Fund               Shares      Amount      Shares    Amount     Shares     Amount
             ----------------------               -------    ---------    ------    -------    ------    --------
Shares sold.....................................    1,975    $  43,164       347    $ 7,461     6,588    $143,600
Reinvestment of dividends.......................      978       19,751       139      2,771     6,666     134,988
Shares redeemed.................................   (1,798)     (39,526)     (202)    (4,217)   (1,550)    (34,217)
                                                  -------    ---------    ------    -------    ------    --------
Net increase in capital shares outstanding......    1,155    $  23,389       284    $ 6,015    11,704    $244,371
                                                  =======    =========    ======    =======    ======    ========

                                                  Institutional Class      PlanAhead Class
                                                  --------------------    -----------------
             Intermediate Bond Fund               Shares      Amount      Shares    Amount
             ----------------------               -------    ---------    ------    -------
Shares sold.....................................    3,662    $  37,297         -    $     1
Reinvestment of dividends.......................      621        6,517         -          -
Shares redeemed.................................   (3,545)     (36,239)        -          -
                                                  -------    ---------    ------    -------
Net increase in capital shares outstanding......      738    $   7,575         -    $     1
                                                  =======    =========    ======    =======

                                                  Institutional Class      PlanAhead Class         AMR Class
                                                  --------------------    -----------------    ------------------
           International Equity Fund              Shares      Amount      Shares    Amount     Shares     Amount
           -------------------------              -------    ---------    ------    -------    ------    --------
Shares sold.....................................   12,927    $ 184,532     5,726    $72,854     5,099    $ 85,742
Reinvestment of dividends.......................      686       10,935        73      1,156     1,408      22,478
Shares redeemed.................................   (5,647)     (59,303)   (5,167)   (63,545)   (4,553)    (78,178)
                                                  -------    ---------    ------    -------    ------    --------
Net increase in capital shares outstanding......    7,966    $ 136,164       632    $10,465     1,954    $ 30,042
                                                  =======    =========    ======    =======    ======    ========

                                                  Institutional Class      PlanAhead Class         AMR Class
                                                  --------------------    -----------------    ------------------
              Short-Term Bond Fund                Shares      Amount      Shares    Amount     Shares     Amount
              --------------------                -------    ---------    ------    -------    ------    --------
Shares sold.....................................      118    $   1,139       103    $   997       861    $  8,300
Reinvestment of dividends.......................       62          595        12        117       244       2,345
Shares redeemed.................................     (304)      (2,924)     (236)    (2,277)     (289)     (2,789)
                                                  -------    ---------    ------    -------    ------    --------
Net increase (decrease) in capital shares
  outstanding...................................     (124)   $  (1,190)     (121)   $(1,163)      816    $  7,856
                                                  =======    =========    ======    =======    ======    ========

          Year Ended October 31, 1997             Institutional Class      PlanAhead Class         AMR Class
          ---------------------------             --------------------    -----------------    ------------------
                 Balanced Fund                    Shares      Amount      Shares    Amount     Shares     Amount
                 -------------                    -------    ---------    ------    -------    ------    --------
Shares sold.....................................    2,444    $  36,119     1,251    $18,380     8,412    $125,237
Reinvestment of dividends.......................    2,402       33,940       173      2,432     4,801      67,885
Shares redeemed.................................  (15,370)    (247,389)     (478)    (7,408)   (3,799)    (56,402)
                                                  -------    ---------    ------    -------    ------    --------
Net increase (decrease) in capital shares
  outstanding...................................  (10,524)   $(177,330)      946    $13,404     9,414    $136,720
                                                  =======    =========    ======    =======    ======    ========

                                                  Institutional Class      PlanAhead Class         AMR Class
                                                  --------------------    -----------------    ------------------
             Growth and Income Fund               Shares      Amount      Shares    Amount     Shares     Amount
             ----------------------               -------    ---------    ------    -------    ------    --------
Shares sold.....................................    6,639    $ 145,514       647    $12,472     8,960    $177,999
Reinvestment of dividends.......................      343        6,205        85      1,523     5,410      98,026
Shares redeemed.................................   (2,084)     (40,979)     (220)    (4,252)   (2,722)    (53,997)
                                                  -------    ---------    ------    -------    ------    --------
Net increase in capital shares outstanding......    4,898    $ 110,740       512    $ 9,743    11,648    $222,028
                                                  =======    =========    ======    =======    ======    ========

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                 Institutional Class
                                                 -------------------
            Intermediate Bond Fund               Shares     Amount
            ----------------------               -------   ---------
Shares sold...................................    22,194   $ 223,471
Reinvestment of dividends.....................       148       1,505
Shares redeemed...............................    (1,072)    (10,856)
                                                 -------   ---------
Net increase in capital shares outstanding....    21,270   $ 214,120
                                                 =======   =========

                                                 Institutional Class     PlanAhead Class          AMR Class
                                                 -------------------   -------------------   -------------------
          International Equity Fund              Shares     Amount     Shares     Amount     Shares     Amount
          -------------------------              -------   ---------   -------   ---------   -------   ---------
Shares sold...................................    13,465   $ 221,719     1,319   $  21,757     5,816   $  94,536
Reinvestment of dividends.....................       194       2,954        23         348     1,067      16,232
Shares redeemed...............................    (4,285)    (72,975)     (635)    (10,572)   (1,765)    (29,003)
                                                 -------   ---------   -------   ---------   -------   ---------
Net increase in capital shares outstanding....     9,374   $ 151,698       707   $  11,533     5,118   $  81,765
                                                 =======   =========   =======   =========   =======   =========

                                                 Institutional Class     PlanAhead Class          AMR Class
                                                 -------------------   -------------------   -------------------
             Short-Term Bond Fund                Shares     Amount     Shares     Amount     Shares     Amount
             --------------------                -------   ---------   -------   ---------   -------   ---------
Shares sold...................................     7,374   $  71,284       214   $   2,062       938   $   9,025
Reinvestment of dividends.....................       905       8,713        28         272       437       4,204
Shares redeemed...............................   (17,152)   (165,296)      (64)       (616)     (877)     (8,455)
                                                 -------   ---------   -------   ---------   -------   ---------
Net increase (decrease) in capital
  shares outstanding..........................    (8,873)  $ (85,299)      178   $   1,718       498   $   4,774
                                                 =======   =========   =======   =========   =======   =========

AMERICAN AADVANTAGE BALANCED FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                         Institutional Class
                                                 --------------------------------------------------------------------
                                                 Six Months
                                                    Ended
                                                  April 30,                    Year Ended October 31,
                                                   1998(A)     ------------------------------------------------------
                                                 (Unaudited)   1997(A)    1996(A B)   1995(A C)   1994(D)      1993
                                                 -----------   --------   ---------   ---------   --------   --------
Net asset value, beginning of period...........   $  16.18     $  15.14   $  13.95    $  12.36    $  13.23   $  11.99
                                                  --------     --------   --------    --------    --------   --------
Income from investment operations:
    Net investment income......................       0.26(K)      0.63(K)     0.59(K)     0.54       0.57       0.49
    Net gains (losses) on securities (both
      realized and unrealized).................       0.24(K)      2.16(K)     1.61(K)     1.71      (0.54)      1.57
                                                  --------     --------   --------    --------    --------   --------
Total from investment operations...............       0.50         2.79       2.20        2.25        0.03       2.06
                                                  --------     --------   --------    --------    --------   --------
Less distributions:
    Dividends from net investment income.......      (0.63)       (0.59)     (0.57)      (0.52)      (0.56)     (0.52)
    Distributions from net realized gains on
      securities...............................      (1.12)       (1.16)     (0.44)      (0.14)      (0.34)     (0.30)
                                                  --------     --------   --------    --------    --------   --------
Total distributions............................      (1.75)       (1.75)     (1.01)      (0.66)      (0.90)     (0.82)
                                                  --------     --------   --------    --------    --------   --------
Net asset value, end of period.................   $  14.93     $  16.18   $  15.14    $  13.95    $  12.36   $  13.23
                                                  ========     ========   ========    ========    ========   ========
Total return(EF)...............................     11.81%       20.04%     16.46%      19.39%     (0.08)%     19.19%
                                                  ========     ========   ========    ========    ========   ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)...   $153,504     $148,176   $298,009    $249,913    $222,873   $532,543
    Ratios to average net assets (annualized)(G
      H I):
        Expenses...............................      0.59%(K)     0.60%(K)    0.62%(K)    0.63%      0.36%      0.34%
        Net investment income..................      3.39%(K)     3.88%(K)    4.00%(K)    4.30%      4.77%      4.91%
    Portfolio turnover rate(J).................          -            -          -         73%         48%        83%

---------------

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Balanced Fund on April 1, 1996.

(C) GSB Investment Management, Inc. was added as an investment adviser to the Balanced Fund as of January 1, 1995.

(D) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(E) Total return reflects accrual for the maximum shareholder services fee of .30% for periods prior to August 1, 1994.

(F) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

(G) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to approximately $.01 per share in each period on an annualized basis.

(H) The method of determining average net assets was changed from a monthly average to a daily average starting with the period ended October 31, 1994.

(I) Operating results of the PlanAhead Class in the year and period indicated below excluded fees waived by the Manager. Results prior to expenses waived were as follows:

                                                                    Year Ended         August 1, to
                                                                 October 31, 1995    October 31, 1994
                                                                 ----------------    ----------------
   Ratio of expenses to average net assets (annualized)........       1.09%               0.99%
   Ratio of net investment income to average net assets
     (annualized)..............................................       3.60%               3.97%

(J) On November 1, 1995, the American AAdvantage Balanced Fund invested all of its investable assets in the AMR Investment Services Balanced Portfolio. The portfolio turnover rate for the years ended October 31, 1996 and October 31, 1997 is shown in the Statement of Changes in Net Assets of the AMR Investment Services Trust included elsewhere in this report.

(K) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio.

AMERICAN AADVANTAGE BALANCED FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                       PlanAhead Class                                                      AMR Class
--------------------------------------------------------------   ---------------------------------------------------------------
Six Months                                                       Six Months
   Ended                                                            Ended
 April 30,        Year Ended October 31,           August 1       April 30,         Year Ended October 31,           August 1
  1998(A)     -------------------------------   to October 31,     1998(A)     --------------------------------   to October 31,
(Unaudited)   1997(A)   1996(A B)   1995(A C)      1994(D)       (Unaudited)   1997(A)    1996(A B)   1995(A C)      1994(D)
-----------   -------   ---------   ---------   --------------   -----------   --------   ---------   ---------   --------------
  $ 16.03     $ 15.03    $ 13.90     $12.35        $ 12.35        $  16.23     $  15.18   $  13.98    $  12.36       $  12.35
  -------     -------    -------     ------        -------        --------     --------   --------    --------       --------
     0.25(K)     0.63(K)     0.57(K)    0.54          0.12            0.28(K)      0.70(K)     0.63(K)     0.58          0.14
     0.21(K)     2.10(K)     1.56(K)    1.67         (0.12)           0.24(K)      2.13(K)     1.61(K)     1.71         (0.13)
  -------     -------    -------     ------        -------        --------     --------   --------    --------       --------
     0.46        2.73       2.13       2.21              -            0.52         2.83       2.24        2.29           0.01
  -------     -------    -------     ------        -------        --------     --------   --------    --------       --------
    (0.64)      (0.57)     (0.56)     (0.52)             -           (0.71)       (0.62)     (0.60)      (0.53)             -
    (1.12)      (1.16)     (0.44)     (0.14)             -           (1.12)       (1.16)     (0.44)      (0.14)             -
  -------     -------    -------     ------        -------        --------     --------   --------    --------       --------
    (1.76)      (1.73)     (1.00)     (0.66)             -           (1.83)       (1.78)     (1.04)      (0.67)             -
  -------     -------    -------     ------        -------        --------     --------   --------    --------       --------
  $ 14.73     $ 16.03    $ 15.03     $13.90        $ 12.35        $  14.92     $  16.23   $  15.18    $  13.98       $  12.36
  =======     =======    =======     ======        =======        ========     ========   ========    ========       ========
   11.61%      19.75%     16.01%     19.06%        (0.16)%          11.96%       20.36%     16.77%      19.77%        (0.08)%
  =======     =======    =======     ======        =======        ========     ========   ========    ========       ========
  $46,274     $34,354    $18,000     $5,450        $   528        $881,050     $769,289   $576,673    $542,619       $393,504
    0.95%(K)    0.90%(K)    0.97%(K)   0.99%         0.92%           0.33%(K)     0.34%(K)    0.37%(K)    0.38%         0.36%
    3.01%(K)    3.52%(K)    3.64%(K)   3.70%        4.04%            3.81%(K)     4.09%(K)    4.26%(K)    4.54%         4.65%
        -           -          -        73%            48%               -            -          -         73%            48%

AMERICAN AADVANTAGE GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                          Institutional Class
                                                   -----------------------------------------------------------------
                                                   Six Months
                                                      Ended
                                                    April 30,                  Year Ended October 31,
                                                     1998(A)     ---------------------------------------------------
                                                   (Unaudited)   1997(A)    1996(A B)   1995(A)   1994(C)     1993
                                                   -----------   --------   ---------   -------   -------   --------
Net asset value, beginning of period.............   $  21.63     $  18.50    $ 15.91    $ 14.19   $ 14.63   $  12.79
                                                    --------     --------    -------    -------   -------   --------
Income from investment operations:
  Net investment income..........................       0.19(J)      0.42(J)     0.42(J)    0.41     0.43       0.36
  Net gains on securities (both realized and
    unrealized)..................................       3.17(J)      4.43(J)     3.15(J)    2.28     0.08       2.21
                                                    --------     --------    -------    -------   -------   --------
Total from investment operations.................       3.36         4.85       3.57       2.69      0.51       2.57
                                                    --------     --------    -------    -------   -------   --------
Less distributions:
  Dividends from net investment income...........      (0.41)       (0.41)     (0.41)     (0.43)    (0.41)     (0.37)
  Distributions from net realized gains on
    securities...................................      (1.58)       (1.31)     (0.57)     (0.54)    (0.54)     (0.36)
                                                    --------     --------    -------    -------   -------   --------
Total distributions..............................      (1.99)       (1.72)     (0.98)     (0.97)    (0.95)     (0.73)
                                                    --------     --------    -------    -------   -------   --------
Net asset value, end of period...................   $  23.00     $  21.63    $ 18.50    $ 15.91   $ 14.19   $  14.63
                                                    ========     ========    =======    =======   =======   ========
Total return(D E)................................     16.79%       28.05%     23.37%     20.69%     3.36%     21.49%
                                                    ========     ========    =======    =======   =======   ========
Ratios and supplemental data:
  Net assets, end of period (in thousands).......   $240,136     $200,887    $81,183    $71,608   $22,737   $477,088
  Ratios to average net assets (annualized)(F G
    H):
    Expenses.....................................      0.58%(J)     0.61%(J)    0.62%(J)   0.62%    0.33%      0.34%
    Net investment income........................      1.79%(J)     2.10%(J)    2.55%(J)   2.84%    3.28%      3.12%
    Portfolio turnover rate(I)...................          -            -          -        26%       23%        30%

---------------

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Growth and Income Fund on April 1, 1996.

(C) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(D) Total return reflects accrual for the maximum shareholder services fee of .30% for periods prior to August 1, 1994.

(E) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

(F) Effective August 1, 1994, expenses include administrative services fees paid by the fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.01 per share in each period on an annualized basis.

(G) The method of determining average net assets was changed from a monthly average to a daily average starting with the period ended October 31, 1994.

(H) Operating results of the PlanAhead Class in the years and period indicated below excluded fees waived by the Manager. Results prior to expenses waived were as follows:

                                                                    Year Ended         Year Ended        August 1, to
                                                                 October 31, 1996   October 31, 1995   October 31, 1994
                                                                 ----------------   ----------------   -----------------
   Ratio of expenses to average net assets (annualized)........       0.96%              1.08%               1.05%
   Ratio of net investment income to average net assets
     (annualized)..............................................       2.14%              2.14%               1.40%

(I) On November 1,1995, the American AAdvantage Growth and Income Fund invested all of its investable assets in the AMR Investment Services Growth and Income Portfolio. The portfolio turnover rate for the years ended October 31, 1996 and October 31, 1997 is shown in the Statement of Changes in Net Assets of the AMR Investment Services Trust included elsewhere in this report.

(J) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Growth and Income Portfolio.

AMERICAN AADVANTAGE GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                     PlanAhead Class                                                  AMR Class
---------------------------------------------------------   --------------------------------------------------------------
Six Months                                                  Six Months
   Ended                                       August 1,       Ended                                            August 1,
 April 30,       Year Ended October 31,           to         April 30,          Year Ended October 31,             to
  1998(A)     -----------------------------   October 31,     1998(A)     ----------------------------------   October 31,
(Unaudited)   1997(A)   1996(A B)   1995(A)     1994(C)     (Unaudited)    1997(A)     1996(A B)    1995(A)      1994(C)
-----------   -------   ---------   -------   -----------   -----------   ----------   ----------   --------   -----------
  $ 21.38     $ 18.33    $ 15.81    $ 14.17     $13.99      $    21.70    $    18.56   $    15.95   $  14.20    $  13.99
  -------     -------    -------    -------     ------      ----------    ----------   ----------   --------    --------
     0.16(J)     0.35(J)     0.39(J)    0.40      0.05            0.21(J)       0.45(J)       0.47(J)     0.44      0.11
     3.12(J)     4.39(J)     3.10(J)    2.22      0.13            3.19(J)       4.47(J)       3.15(J)     2.30      0.10
  -------     -------    -------    -------     ------      ----------    ----------   ----------   --------    --------
     3.28        4.74       3.49       2.62       0.18            3.40          4.92         3.62       2.74        0.21
  -------     -------    -------    -------     ------      ----------    ----------   ----------   --------    --------
    (0.34)      (0.38)     (0.40)     (0.44)         -           (0.44)        (0.47)       (0.44)     (0.45)          -
    (1.58)      (1.31)     (0.57)     (0.54)         -           (1.58)        (1.31)       (0.57)     (0.54)          -
  -------     -------    -------    -------     ------      ----------    ----------   ----------   --------    --------
    (1.92)      (1.69)     (0.97)     (0.98)         -           (2.02)        (1.78)       (1.01)     (0.99)          -
  -------     -------    -------    -------     ------      ----------    ----------   ----------   --------    --------
  $ 22.74     $ 21.38    $ 18.33    $ 15.81     $14.17      $    23.08    $    21.70   $    18.56   $  15.95    $  14.20
  =======     =======    =======    =======     ======      ==========    ==========   ==========   ========    ========
   16.60%      27.64%     22.98%     20.14%      3.21%          16.95%        28.40%       23.66%     21.03%       3.43%
  =======     =======    =======    =======     ======      ==========    ==========   ==========   ========    ========
  $38,040     $29,684    $16,084    $ 4,821     $   56      $1,792,762    $1,431,805   $1,008,518   $706,884    $505,892
    0.88%(J)    0.93%(J)    0.94%(J)   0.99%     0.95%           0.33%(J)      0.34%(J)      0.36%(J)    0.38%     0.37%
    1.47%(J)    1.85%(J)    2.16%(J)   2.23%     1.50%           2.03%(J)      2.45%(J)      2.80%(J)    3.20%     3.18%
        -           -          -        26%        23%               -             -            -        26%         23%

AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                                                  Plan Ahead
                                                                    Institutional Class              Class
                                                              --------------------------------    -----------
                                                              Six Months                            March 2
                                                                 Ended                                to
                                                               April 30,      September 15,        April 30,
                                                                 1998         to October 31,         1998
                                                              (unaudited)          1997           (unaudited)
                                                              -----------   ------------------    -----------
Net asset value, beginning of period........................   $  10.17          $  10.00          $  10.25
Income from investment operations:
  Net investment income.....................................       0.29              0.07              0.09
  Net gains on securities (both realized and
    unrealized)(A)..........................................       0.06              0.17              0.02
                                                               --------          --------          --------
Total from investment operations............................       0.35              0.24              0.11
                                                               --------          --------          --------
Less distributions:
  Dividends from net investment income......................      (0.29)            (0.07)            (0.09)
  Distributions from net realized gains on securities.......      (0.01)                -                 -
                                                               --------          --------          --------
Total distributions.........................................      (0.30)            (0.07)            (0.09)
                                                               --------          --------          --------
Net asset value, end of period..............................   $  10.22          $  10.17          $  10.27
                                                               ========          ========          ========
Total return................................................       3.42%             2.41%             1.08%
                                                               ========          ========          ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................   $224,993          $216,249          $      1
  Ratios to average net assets (annualized)(A):
    Expenses................................................       0.58%             0.59%             1.24%
    Net investment income...................................       5.91%             5.63%             5.58%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio.

                      (This page intentionally left blank)

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                          Institutional Class
                                                    ----------------------------------------------------------------
                                                    Six Months
                                                       Ended
                                                     April 30,                  Year Ended October 31,
                                                      1998(A)     --------------------------------------------------
                                                    (Unaudited)   1997(A)    1996(A)   1995(A)   1994(B C)   1993(D)
                                                    -----------   --------   -------   -------   ---------   -------
Net asset value, beginning of period..............   $  17.08     $  15.01   $ 13.29   $ 12.87    $ 12.07    $  8.93
                                                     --------     --------   -------   -------    -------    -------
Income from investment operations:
    Net investment income.........................       0.14(J)      0.34(J)    0.28(J)    0.27     0.32       0.17
    Net gains on securities (both realized
      and unrealized).............................       2.24(J)      2.44(J)    1.95(J)    0.68     1.10       3.09
                                                     --------     --------   -------   -------    -------    -------
Total from investment operations..................       2.38         2.78      2.23      0.95       1.42       3.26
                                                     --------     --------   -------   -------    -------    -------
Less distributions:
    Dividends from net investment income..........      (0.34)       (0.30)    (0.27)    (0.21)     (0.17)     (0.12)
    Distributions from net realized gains on
      securities..................................      (0.48)       (0.41)    (0.24)    (0.32)     (0.45)         -
                                                     --------     --------   -------   -------    -------    -------
Total distributions...............................      (0.82)       (0.71)    (0.51)    (0.53)     (0.62)     (0.12)
                                                     --------     --------   -------   -------    -------    -------
Net asset value, end of period....................   $  18.64     $  17.08   $ 15.01   $ 13.29    $ 12.87    $ 12.07
                                                     ========     ========   =======   =======    =======    =======
Total return(E F).................................     14.71%       19.08%    17.27%     7.90%     11.77%     36.56%
                                                     ========     ========   =======   =======    =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)......   $401,476     $231,793   $62,992   $25,757    $23,115    $66,652
    Ratios to average net assets (annualized)(G
      H):
        Expenses..................................      0.84%(J)     0.83%(J)   0.85%(J)   0.85%    0.61%      0.78%
        Net investment income.....................      1.81%(J)     2.35%(J)   2.19%(J)   2.37%    2.74%      2.00%
    Portfolio turnover rate(I)....................          -            -         -       21%        37%        61%

---------------

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Morgan Stanley Asset Management Inc. was added as an investment adviser to the International Equity Fund as of August 1, 1994.

(C) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(D) HD International Limited was replaced by Hotchkis and Wiley as an investment adviser to the International Equity Fund as of the close of business on May 21, 1993.

(E) Total return reflects accrual for the maximum shareholder services fee of .30% for periods prior to August 1, 1994.

(F) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

(G) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.04 per share in each period on an annualized basis.

(H) The method of determining average net assets was changed from a monthly average to a daily average starting with the period ended October 31, 1994.

(I) On November 1,1995, the American AAdvantage International Equity Fund invested all of its investable assets in the AMR Investment Services International Equity Portfolio. The portfolio turnover rate for the years ended October 31, 1996 and October 31, 1997 is shown in the Statement of Changes in Net Assets of the AMR Investment Services Trust included elsewhere in this report.

(J) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                    PlanAhead Class                                               AMR Class
-------------------------------------------------------   ----------------------------------------------------------
Six Months                                                Six Months
   Ended                                     August 1,       Ended                                        August 1,
 April 30,      Year Ended October 31,          to         April 30,        Year Ended October 31,           to
  1998(A)     ---------------------------   October 31,     1998(A)     ------------------------------   October 31,
(Unaudited)   1997(A)   1996(A)   1995(A)    1994(B C)    (Unaudited)   1997(A)    1996(A)    1995(A)     1994(B C)
-----------   -------   -------   -------   -----------   -----------   --------   --------   --------   -----------
 $  16.92     $ 14.90   $ 13.20   $ 12.85     $ 12.61      $  17.15     $  15.06   $  13.31   $  12.87    $  12.61
 --------     -------   -------   -------     -------      --------     --------   --------   --------    --------
     0.13(J)     0.30(J)    0.26(J)    0.24      0.06          0.16(J)      0.37(J)     0.31(J)     0.30      0.05
     2.21(J)     2.41(J)    1.92(J)    0.64      0.18          2.24(J)      2.46(J)     1.98(J)     0.68      0.21
 --------     -------   -------   -------     -------      --------     --------   --------   --------    --------
     2.34        2.71      2.18      0.88        0.24          2.40         2.83       2.29       0.98        0.26
 --------     -------   -------   -------     -------      --------     --------   --------   --------    --------
    (0.31)      (0.28)    (0.24)    (0.21)          -         (0.37)       (0.33)     (0.30)     (0.32)          -
    (0.48)      (0.41)    (0.24)    (0.32)          -         (0.48)       (0.41)     (0.24)     (0.32)          -
 --------     -------   -------   -------     -------      --------     --------   --------   --------    --------
    (0.79)      (0.69)    (0.48)    (0.53)          -         (0.85)       (0.74)     (0.54)     (0.54)          -
 --------     -------   -------   -------     -------      --------     --------   --------   --------    --------
 $  18.47     $ 16.92   $ 14.90   $ 13.20     $ 12.85      $  18.70     $          $  17.15   $  15.06    $  13.31
 ========     =======   =======   =======     =======      ========     ========   ========   ========    ========
   14.61%      18.71%    16.95%     7.37%      11.60%        14.81%       19.39%     17.72%      8.18%      11.77%
 ========     =======   =======   =======     =======      ========     ========   ========   ========    ========
 $ 33,585     $20,075   $ 7,138   $ 1,456     $   375      $543,388     $464,588   $330,898   $227,939    $165,524
    1.14%(J)    1.14%(J)   1.17%(J)   1.33%     1.25%         0.57%(J)     0.58%(J)    0.57%(J)    0.60%     0.63%
    1.51%(J)    1.95%(J)   1.76%(J)   2.08%     1.86%         1.99%(J)     2.51%(J)    2.49%(J)    2.65%     1.41%
        -           -         -       21%         37%             -            -          -        21%         37%

AMERICAN AADVANTAGE SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                        Institutional Class
                                                 -----------------------------------------------------------------
                                                 Six Months
                                                    Ended
                                                  April 30,                  Year Ended October 31,
                                                   1998(A)     ---------------------------------------------------
                                                 (Unaudited)    1997       1996       1995       1994       1993
                                                 -----------   -------   --------   --------   --------   --------
Net asset value, beginning of period...........    $  9.63     $  9.68   $   9.82   $   9.67   $  10.23   $  10.13
                                                   -------     -------   --------   --------   --------   --------
Income from investment operations:
    Net investment income......................       0.31(H)     0.64(H)     0.62(H)     0.62     0.52       0.58
    Net gains (losses) on securities (both
      realized and unrealized).................      (0.01)(H)   (0.05)(H)    (0.14)(H)     0.15    (0.46)     0.15
                                                   -------     -------   --------   --------   --------   --------
Total from investment operations...............       0.30        0.59       0.48       0.77       0.06       0.73
                                                   -------     -------   --------   --------   --------   --------
Less distributions:
    Dividends from net investment income.......      (0.31)      (0.64)     (0.62)     (0.62)     (0.52)     (0.58)
    Distributions from net realized gains on
      securities...............................          -           -          -          -      (0.10)     (0.05)
                                                   -------     -------   --------   --------   --------   --------
Total distributions............................      (0.31)      (0.64)     (0.62)     (0.62)     (0.62)     (0.63)
                                                   -------     -------   --------   --------   --------   --------
Net asset value, end of period.................    $  9.62     $  9.63   $   9.68   $   9.82   $   9.67   $  10.23
                                                   =======     =======   ========   ========   ========   ========
Total return(B C)..............................      3.19%       6.29%      5.10%      8.18%      0.42%      7.20%
                                                   =======     =======   ========   ========   ========   ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)...    $21,726     $22,947   $108,929   $137,293   $112,141   $238,874
    Ratios to average net assets (annualized)(D
      E F):
        Expenses...............................      0.67%(H)    0.57%(H)    0.60%(H)    0.60%    0.31%      0.26%
        Net investment income..................      6.55%(H)    6.67%(H)    6.41%(H)    6.36%    5.26%      5.76%
    Portfolio turnover rate(G).................          -           -          -       183%        94%       176%

---------------

(A) Prior to March 1, 1998, the American AAdvantage Short-Term Bond Fund was known as the American AAdvantage Limited-Term Income Fund.

(B) Total return reflects accrual for the maximum shareholder services fee of .30% for periods prior to August 1, 1994.

(C) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

(D) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.03 per share in each period on an annualized basis.

(E) The method of determining average net assets was changed from a monthly average to a daily average starting with the period ended October 31, 1994.

(F) Operating results of the PlanAhead Class in the years and periods indicated below excluded fees waived by the Manager. Results prior to expenses waived were as follows:

                                                       Year Ended         Year Ended         Year Ended        August 1, to
                                                    October 31, 1997   October 31, 1996   October 31, 1995   October 31, 1994
                                                    ----------------   ----------------   ----------------   -----------------
   Ratio of expenses to average net assets
     (annualized)..................................      0.90%              0.94%              1.06%               1.00%
   Ratio of net investment income to average net
     assets (annualized)...........................      6.31%              6.02%              5.94%               4.89%

(G) On November 1, 1995, the American AAdvantage Short-Term Bond Fund invested all of its investable assets in the AMR Investment Services Short-Term Bond Portfolio. The portfolio turnover rate for the years ended October 31, 1996 and October 31, 1997 is shown in the Statement of Changes in Net Assets of the AMR Investment Services Trust included elsewhere in this report.

(H) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio.

AMERICAN AADVANTAGE SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                    PlanAhead Class                                              AMR Class
-------------------------------------------------------   -------------------------------------------------------
Six Months                                                Six Months
   Ended                                     August 1,       Ended                                     August 1,
 April 30,      Year Ended October 31,          to         April 30,      Year Ended October 31,          to
  1998(A)     ---------------------------   October 31,     1998(A)     ---------------------------   October 31,
(Unaudited)    1997      1996      1995        1994       (Unaudited)    1997      1996      1995        1994
-----------   -------   -------   -------   -----------   -----------   -------   -------   -------   -----------
  $  9.63     $  9.68   $  9.82   $  9.68     $  9.78       $  9.62     $  9.67   $  9.81   $  9.68     $  9.78
  -------     -------   -------   -------     -------       -------     -------   -------   -------     -------
     0.31 (H)    0.61(H)    0.60(H)    0.59      0.13          0.33(H)     0.66(H)    0.65(H)    0.64      0.14
        - (H)   (0.05)(H)   (0.14)(H)    0.14     (0.10)      (0.01)(H)   (0.05)(H)   (0.14)(H)    0.13     (0.10)
  -------     -------   -------   -------     -------       -------     -------   -------   -------     -------
     0.31        0.56      0.46      0.73        0.03          0.32        0.61      0.51      0.77        0.04
  -------     -------   -------   -------     -------       -------     -------   -------   -------     -------
    (0.31)      (0.61)    (0.60)    (0.59)      (0.13)        (0.33)      (0.66)    (0.65)    (0.64)      (0.14)
        -           -         -         -           -             -           -         -         -           -
  -------     -------   -------   -------     -------       -------     -------   -------   -------     -------
    (0.31)      (0.61)    (0.60)    (0.59)      (0.13)        (0.33)      (0.66)    (0.65)    (0.64)      (0.14)
  -------     -------   -------   -------     -------       -------     -------   -------   -------     -------
  $  9.63     $  9.63   $  9.68   $  9.82     $  9.68       $  9.61     $  9.62   $  9.67   $  9.81     $  9.68
  =======     =======   =======   =======     =======       =======     =======   =======   =======     =======
    3.21%       6.01%     4.83%     7.83%       0.45%         3.35%       6.57%     5.38%     8.22%       0.59%
  =======     =======   =======   =======     =======       =======     =======   =======   =======     =======
  $ 3,932     $ 5,096   $ 3,399   $ 1,576     $   403       $71,759     $64,010   $59,526   $64,595     $53,445
    0.80% (H)   0.85%(H)   0.85%(H)   0.83%     0.79%         0.35%(H)    0.32%(H)   0.33%(H)   0.36%     0.33%
    6.45% (H)   6.36%(H)   6.11%(H)   6.16%     5.10%         6.88%(H)    6.90%(H)   6.66%(H)   6.60%     5.77%
        -           -         -      183%         94%             -           -         -      183%         94%

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
U.S. TREASURY OBLIGATIONS - 20.74%
U.S. TREASURY BILLS - 1.95%
Due 7/30/1998..................  $  8,000    $    7,903
Due 8/27/1998..................    12,000        11,799
Due 11/12/1998.................     1,500         1,460
                                             ----------
    TOTAL U.S. TREASURY
      BILLS....................                  21,162
                                             ----------
U.S. TREASURY BONDS - 7.03%
11.625%, Due 11/15/2004........     4,000         5,264
14.00%, Due 11/15/2011.........     2,750         4,242
10.375%, Due 11/15/2012........     5,770         7,640
7.25%, Due 5/15/2016...........     3,500         3,975
7.50%, Due 11/15/2016..........     8,800        10,235
8.125%, Due 8/15/2019..........     9,825        12,260
7.25%, Due 8/15/2022...........    12,000        13,830
6.25%, Due 8/15/2023...........     5,650         5,812
6.75%, Due 8/15/2026...........     1,940         2,130
6.375%, Due 8/15/2027..........     4,500         4,739
6.125%, Due 11/15/2027.........     5,910         6,052
                                             ----------
    TOTAL U.S. TREASURY
      BONDS....................                  76,179
                                             ----------
U.S. TREASURY COUPON STRIPS - 1.01%
Due 5/15/2011..................     4,000         1,841
Due 2/15/2016..................    17,000         5,806
Due 11/15/2018.................    11,500         3,314
                                             ----------
    TOTAL U.S. TREASURY COUPON
      STRIPS...................                  10,961
                                             ----------
U.S. TREASURY NOTES - 10.75%
5.625%, Due 11/30/1998.........     6,000         6,006
5.125%, Due 12/31/1998.........     2,000         1,996
5.875%, Due 2/28/1999..........     5,490         5,504
5.875%, Due 3/31/1999..........     2,750         2,759
6.375%, Due 5/15/1999..........    14,560        14,669
6.00%, Due 6/30/1999...........     1,000         1,005
5.875%, Due 8/31/1999..........     3,500         3,512
5.625%, Due 10/31/1999.........     1,500         1,500
6.875%, Due 3/31/2000..........     1,500         1,534
6.25%, Due 5/31/2000...........     1,000         1,012
6.00%, Due 8/15/2000...........     2,000         2,016
6.125%, Due 9/30/2000..........     8,680         8,778
8.50%, Due 11/15/2000..........     5,500         5,870
5.625%, Due 11/30/2000.........     4,500         4,500
6.375%, Due 3/31/2001..........     2,000         2,039

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
5.875%, Due 8/15/2001..........  $  6,240    $    6,648
7.50%, Due 11/15/2001..........     1,000         1,058
7.50%, Due 5/15/2002...........     2,500         2,662
6.375%, Due 8/15/2002..........     5,500         5,643
6.25%, Due 8/31/2002...........       370           378
6.25%, Due 2/15/2003...........     1,000         1,023
5.75%, Due 8/15/2003...........     8,550         8,574
5.875%, Due 2/15/2004..........     3,500         3,533
7.25%, Due 8/15/2004...........     1,000         1,080
7.875%, Due 11/15/2004.........     2,000         2,230
6.50%, Due 5/15/2005...........     6,040         6,302
6.50%, Due 8/15/2005...........     2,250         2,349
5.875%, Due 11/15/2005.........     5,000         5,036
7.00%, Due 7/15/2006...........     6,650         7,180
                                             ----------
    TOTAL U.S. TREASURY
      NOTES....................                 116,396
                                             ----------
    TOTAL U.S. GOVERNMENT &
      AGENCY OBLIGATIONS.......                 224,698
                                             ----------
U.S. AGENCY MORTGAGE-BACKED
  OBLIGATIONS - 2.07%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION - 0.36%
6.50%, Due 10/15/2006..........     1,500         1,507
7.00%, Due 12/1/2012...........     1,418         1,445
6.00%, Due 3/1/2013............       648           639
6.50%, Due 5/15/2014...........        91            91
7.00%, Due 4/15/2019...........       207           207
                                             ----------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE CORPORATION.....                   3,889
                                             ----------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - 1.30%
Pool #66185, 6.154%,
  Due 7/1/2018.................     1,684         1,671
Series 1989-21G, 10.45%,
  Due 4/25/2019................       150           164
Discount Note, 0.00%,
  Due 10/9/2019................     2,950           777
Pool #218949, 7.75%,
  Due 12/1/2023................       516           518
Pool #266196, 7.748%,
  Due 1/1/2024.................     1,056         1,072
Pool #306505, 8.00%,
  Due 3/1/2025.................       863           895

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
REMIC, 6.75%,
  Due 10/25/2018...............  $     71    $       71
REMIC, 6.50%,
  Due 11/25/2007...............       211           210
Pool #408204, 6.50%,
  Due 1/1/2028.................     1,983         1,964
Pool #416831, 6.50%,
  Due 3/1/2028.................       674           668
TBA, 7.02%,
  Due 6/23/2025................     2,000         2,186
TBA, 6.09%,
  Due 9/27/2027................     1,500         1,456
TBA, 5.98%,
  Due 11/12/2027...............     2,500         2,398
                                             ----------
    TOTAL FEDERAL NATIONAL
      MORTGAGE ASSOCIATION.....                  14,050
                                             ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.41%
Pool #102932, 10.50%,
  Due 9/15/1998................         1             1
Series 1994-2 CIO, 7.99125%,
  Due 4/16/2010................        24            24
Pool #180220, 9.00%,
  Due 10/15/2016...............       688           745
Pool #1849, 8.50%,
  Due 8/20/2024................       338           353
Pool #466318, 7.00%
  Due 1/15/2028................     3,294         3,334
                                             ----------
    TOTAL GOVERNMENT NATIONAL
      MORTGAGE ASSOCIATION                        4,457
                                             ----------
    TOTAL U.S. AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS..............                  22,396
                                             ----------
ASSET-BACKED SECURITIES - 1.22%
Amresco Commercial Mortgage
  Funding I, Series 1997-C1 A3,
  7.19%, Due 6/17/2029.........     1,510         1,565
Asset Securitization
  Corporation, Series 1997-D5
  A1C, 6.75%, Due 2/14/2041....     2,000         2,033
Chase Commercial Mortgage
  Securities Corporation,
  Series 1997-1 A2, 7.37%,
  Due 2/19/2007................     1,100         1,153
Chase Manhattan Auto Owner Trust,
  1996-C A3, 5.95%,
  Due 11/15/2000...............       850           850

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Chase Manhattan Credit Card
  Master Trust, 1996-4A, 6.73%,
  Due 2/15/2003................  $  1,550    $    1,562
Citibank Credit Card Master
  Trust I, 5.85%, Due
  4/10/2003....................     2,380         2,380
ContiMortgage Home Equity
  Loan Trust, 1994-4 A2, 7.96%,
  Due 9/15/2009................       393           395
NationsBank Auto Owner Trust,
  1996-A A3, 6.375%,
  Due 7/15/2000................     2,532         2,539
Olympic Automobile Receivable,
  7.875%, Due 7/15/2001........       548           555
Western Financial Grantor
  Trust, 1994-3 A2, 6.65%, Due
  12/1/1999....................       140           140
                                             ----------
    TOTAL ASSET-BACKED
      SECURITIES...............                  13,172
                                             ----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.71%
Citicorp Mortgage Securities,
  Incorporated,
  8.50%, Due 4/1/2017..........       400           399
  6.92%, Due 8/25/2027.........     1,893         1,902
Credit Suisse First Boston
  Mortgage, 7.24%,
  Due 6/20/2029................       400           416
CountryWide, Incorporated,
  8.25%, Due 5/25/2010.........       600           621
CountryWide, Incorporated,
  7.50%, Due 7/25/2011.........       735           748
Ditech Home Loan Owner, 6.59%,
  Due 4/15/2013................     2,225         2,238
DLJ Mortgage Acceptance
  Corporation, 1994-Q1 2A1,
  4.56029%, Due 3/25/2024......       189           188
Firstplus Home Loan Owner
  Trust, 6.20%, Due
  3/10/2015....................     2,000         1,992
General Electric Capital
  Mortgage Services,
  Incorporated, 1992-4A A4,
  8.00%, Due 4/25/2022.........       345           346
GE Capital Mortgage Services,
  Incorporated
  7.50%, Due 10/25/2025........     1,693         1,693
Green Tree Financial
  Corporation, 1996-8 A4,
  7.00%,
  Due 10/15/2027...............     1,300         1,329
Mortgage Capital Funding,
  Incorporated
  6.758%, Due 2/20/2004........       654           663

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Nomura Asset Securities
  Corporation,
  8.15%, Due 4/4/2027..........  $  1,500    $    1,636
Residential Funding Mortgage
  Securities I,
  6.35%, Due 8/25/2023.........       275           274
Long Beach Acceptance Auto
  Grantor,
  6.19%, Due 1/25/2005.........       757           756
The Money Store Home Equity
  Trust, Series 1996 A-A8,
  7.66%,
  Due 8/15/2026................     1,500         1,569
Securitized Multiple Asset,
  7.72%, Due 4/15/2005.........     1,723         1,730
                                             ----------
    TOTAL NON-AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS..............                  18,500
                                             ----------
CORPORATE BONDS - 12.36%
BANKS - 2.00%
BankAmerica Corporation, 9.75%,
  Due 7/1/2000.................       600           645
Bank of Boston, N.A., MTN,
  6.375%, Due 3/25/2008........     4,200         4.162
Capital One Bank
  8.125%, Due 3/1/2000.........     1,690         1,747
  7.35%, Due 6/20/2000.........       385           394
Chase Manhattan Corporation,
  8.625%, Due 5/1/2002.........       700           758
  6.375%, Due 2/15/2008........     2,000         1,975
Chemical New York Corporation,
  9.75%, Due 6/15/1999.........       900           936
First Chicago NBD, 9.875%, Due
  8/15/2000....................     1,000         1,081
Fleet Financial Corporation,
  7.92%, Due 12/11/2026........     1,180         1,249
NationsBank Corporation,
  7.00%, Due 9/15/2001.........     1,000         1,027
  6.375%, Due 2/15/2008........     1,600         1,591
Skandinaviska Enskilda Banken,
  6.594%, Due 6/29/2049........     3,800         3,942
Wells Fargo Capital,
  7.96%, Due 12/15/2026........     2,000         2,132
                                             ----------
    TOTAL BANKS................                  21,639
                                             ----------
FINANCE - 3.25%
Auburn Hills Trust, 12.00%, Due
  5/1/2020.....................     1,650         2,648
Banponce Trust I, 8.327%, Due
  2/1/2027.....................     1,000         1,066
Caterpillar Financial Services,
  6.32%, Due 9/1/2000..........     2,500         2,515
CNA Financial Corporation,
  6.95%, Due 1/15/2018.........     1,675         1,643

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Countrywide Funding
  Corporation, MTN, 6.38%, Due
  10/8/2002....................  $  2,135    $    2,130
Florida Windstorm Underwriting,
  6.85%, Due 8/25/2007.........     2,950         3,010
Ford Motor Credit Company,
  6.125%, Due 4/28/2003........     2,125         2,115
General Electric Capital Corp,
  7.875%, Due 12/1/2006........     1,000         1,109
General Motors Acceptance
  Corporation, 6.375%, Due
  12/1/2001....................     1,700         1,713
Lehman Brothers Holdings,
  Incorporated,
  7.41%, Due 5/25/1999.........       500           507
  7.25%, Due 4/15/2003.........     1,370         1,417
  7.375%, Due 5/15/2004........     1,125         1,177
  6.50%, Due 4/15/2008.........     2,900         2,872
Merrill Lynch Mortgage
  Investors, Incorporated,
  7.12%, Due 6/18/2029.........       660           683
Paine Webber Group,
  Incorporated MTN, 7.74%, Due
  1/30/2012....................     2,200         2,381
Simon Debartolo Group LP,
  6.75%, Due 7/15/2004.........       750           741
Spieker Properties Corporation,
  7.125%, Due 12/1/2006........       260           264
  8.00%, Due 7/19/2005.........       290           309
Texaco, Incorporated MTN,
  6.19%, Due 7/9/2003..........       750           754
Travelers Property Casualty
  Corporation, 6.75%, Due
  4/15/2001....................     2,600         2,647
United Dominion Realty Trust,
  Incorporated, 7.25%, Due
  1/15/2007....................     1,000         1,008
URSA Major Rated Limited, MTN,
  144A, 5.90%, Due 1/6/2003
  (Note B).....................     2,500         2,494
                                             ----------
    TOTAL FINANCE..............                  35,203
                                             ----------
INDUSTRIAL - 5.44%
Albertsons, Incorporated,
  6.375%, Due 6/1/2000.........     1,000         1,009
A.H. Belo Corporation, 7.25%,
  Due 9/15/2027................       930           973
Atlantic Richfield Corporation,
  8.50%, Due 4/1/2012..........     1,270         1,523
  9.875%, Due 3/1/2016.........       700           939
Bemis Company, Incorporated,
  6.70% Due 7/1/2005...........     1,000         1,022
Capital Cities/ABC, 8.875%, Due
  12/15/2000...................     1,000         1,070

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Coca-Cola Company, 6.625%, Due
  10/1/2002....................  $  1,000    $    1,020
Coca-Cola Enterprises, 6.70%,
  Due 10/15/2036...............     1,120         1,163
Comcast Cable Communication,
  144A, 8.375%, Due 5/1/2007
  (Note B).....................     4,000         4,445
Dresser Industries, 6.25%, Due
  6/1/2000.....................     2,000         2,013
E.I. DuPont de Nemours & Company,
  6.75%, Due 10/15/2002........     1,000         1,027
Exxon Capital Corporation,
  7.45%, Due 12/15/2001........     1,000         1,049
Ford Motor Company,
  9.00%, Due 9/15/2001.........     1,000         1,085
  7.70%, Due 5/15/1997.........     3,675         4,022
Halliburton Company, 6.30%, Due
  8/5/2002.....................     1,165         1,172
Hershey Foods Company,
  6.95%, Due 3/1/2007..........     1,000         1,053
Hutchinson Technology, 144A,
  6.00%, Due 3/15/2005 (Note
  B)...........................       120           150
Ingersoll Rand Company, 6.34%,
  Due 12/3/2001................     2,100         2,110
International Business
  Machines, Incorporated,
  7.125%, Due 12/1/2096........     3,590         3,733
The May Department Store
  Company, 7.625%,
  Due 8/15/2013................     1,890         2,098
McDonald's Corporation, 6.50%,
  Due 8/1/2007.................     1,000         1,025
Occidental Petroleum
  Corporation, 6.40%, Due
  4/1/2003.....................     1,035         1,031
  6.50%, Due 4/1/2005..........       520           518
Oracle Corporation, 6.91%, Due
  2/15/2007....................     1,250         1,279
Petroleum Geo-Services Corporation,
  7.50%, Due 3/31/2007.........     1,070         1,145
  7.125%, Due 3/30/2028........     1,680         1,677
Philip Morris Companies,
  Incorporated,
  8.25%, Due 10/15/2003........     3,540         3,831
  8.375%, Due 1/15/2017........       437           463
Potash Corporation Sask,
  Incorporated, 7.125%,
  Due 6/15/2007................       630           648
Sara Lee Corporation, 6.00%,
  Due 1/15/2008................     1,200         1,185

                                   Par
                                  Amount       Value
                                 --------    ----------
                                 (dollars in thousands)
Sears Roebuck Acceptance
  Corporation MTN, 6.60%, Due
  10/9/2001....................  $  3,870    $    3,908
  6.71%, Due 9/17/2003.........     2,710         2,748
Stop & Shop Companies, 9.75%,
  Due 2/1/2002.................     2,000         2,231
Sysco Corporation, 7.00%, Due
  5/1/2006.....................     1,000         1,049
USA Waste Services,
  Incorporated, 6.50%, Due
  12/15/2002...................     1,300         1,301
WMX Technologies, Incorporated,
  6.65%, Due 5/15/2005.........     1,200         1,211
Walt Disney, Incorporated,
  6.75%, Due 3/30/2006.........     1,000         1,038
                                             ----------
    TOTAL INDUSTRIAL...........                  58,964
                                             ----------

TRANSPORTATION -- 0.34%
Norfolk Southern Corporation,
  7.80%, Due 5/15/2027.........     1,035         1,160
NWA Trust, 11.30%,
  Due 6/21/2014................     1,945         2,514
                                             ----------

    TOTAL TRANSPORTATION.......                   3,674
                                             ----------

UTILITY - 0.22%
K N Energy, Incorporated,
  6.65%, Due 3/1/2005..........       850           853
Southern California Edison
  Company, 8.25%, Due
  2/1/2000.....................     1,425         1,477
                                             ----------
    TOTAL UTILITY..............                   2,330
                                             ----------

FOREIGN BONDS - 1.11%
Enersis SA, 6.90%, Due
  12/1/2006....................     1,500         1,487
Fokus Bank AS, Variable Rate,
  Due 9/29/2004................     1,600         1,638
Foreningsbanken, Variable Rate,
  Due 12/29/2049...............     3,250         3,263
Hydro-Quebec,
  7.91%, Due 11/18/2024........       670           832
Nordbanken, Variable Rate,
  Due 10/29/2049...............     3,000         2,996
Province of Quebec,
  7.00%, Due 1/30/2007.........     1,750         1,826
    TOTAL FOREIGN BONDS........                  12,042
                                             ----------
    TOTAL CORPORATE BONDS......                 133,852
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
PREFERRED STOCK - 0.13%
Home Ownership Funding 2,
  Series 144A (Note B).........         2    $    1,451
                                             ----------
    TOTAL PREFERRED STOCK......                   1,493
                                             ----------
COMMON STOCK - 59.51%
BASIC MATERIALS - 4.49%
AGRICULTURAL PRODUCTS - 0.14%
New Holland N.V................    65,000         1,593
                                             ----------
    TOTAL AGRICULTURAL
      PRODUCTS.................                   1,593
                                             ----------
ALUMINUM - 0.58%
Alumax, Incorporated...........    48,400         2,390
Aluminum Company of America....    24,000         1,860
Reynolds Metals Company........    30,000         1,980
                                             ----------
    TOTAL ALUMINUM PRODUCTS....                   6,230
                                             ----------
CHEMICALS - 2.29%
Airgas, Incorporated...........   173,450         2,688
ARCO Chemical Company..........    30,000         1,594
Dow Chemical...................    20,000         1,934
E.I. DuPont de Nemours &
  Company......................    23,000         1,675
Eastman Chemical Company.......    39,400         2,709
FMC Corporation (non-income
  producing)...................    52,550         4,076
Great Lakes Chemical
  Corporation..................    26,000         1,307
Millenium Chemicals,
  Incorporated.................   178,571         6,406
PPG Industries, Incorporated...    34,500         2,439
                                             ----------
    TOTAL CHEMICALS............                  24,828
                                             ----------
CONSTRUCTION - 0.12%
DeBeers Construction Mines,
  Limited......................    51,700         1,331
                                             ----------
    TOTAL CONSTRUCTION.........                   1,331
                                             ----------
CONTAINERS/PACKAGING (PAPER) - 0.14%
Union Camp Corporation.........    25,000         1,509
                                             ----------
    TOTAL
      CONTAINERS/PACKAGING.....                   1,509
                                             ----------
METALS MINING - 0.01%
Commonwealth Industries,
  Incorporated.................     3,400            58
                                             ----------
    TOTAL METALS MINING........                      58
                                             ----------
PAPER & FOREST PRODUCTS - 1.20%
Boise Cascade Corporation......    32,700         1,228
Georgia Pacific Corporation....    15,600         1,204

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
Georgia Pacific Corporation....    23,500    $      602
International Paper Company....    61,000         3,183
Louisiana Pacific
  Corporation..................    59,200         1,295
Mead Corporation...............    44,000         1,523
Westvaco Corporation...........    44,000         1,334
Weyerhaeuser Company...........    45,000         2,593
                                             ----------
    TOTAL PAPER & FOREST
      PRODUCTS.................                  12,962
                                             ----------
STEEL - 0.01%
Citation Corporation
  (non-income producing).......     1,896            40
WHX Corporation (non-income
  producing)...................     2,400            38
                                             ----------
    TOTAL STEEL................                      78
                                             ----------
    TOTAL BASIC MATERIALS......                  48,589
                                             ----------
CAPITAL GOODS - 6.77%
AEROSPACE/DEFENSE - 1.27%
Avteam, Incorporated (non-
  income producing)............    27,300           293
Lockheed Martin Corporation....    86,788         9,666
Northrop Corporation...........    15,000         1,585
Thiokol Corporation............    41,100         2,214
                                             ----------
    TOTAL AEROSPACE/DEFENSE....                  13,758
                                             ----------
ELECTRICAL EQUIPMENT - 1.62%
The Carbide/Graphite Group
  (non-income producing).......     7,700           248
CBS Corporation................    47,100         1,678
Hadco Corporation..............     1,400            53
Honeywell, Incorporated........   124,500        11,594
Hutchinson Technology..........     2,500            77
Philips Electronics N.V........    18,000         1,620
Rockwell International
  Corporation..................    35,000         1,958
Stoneridge, Incorporated (non-
  income producing)............    14,800           309
                                             ----------
    TOTAL ELECTRICAL
      EQUIPMENT................                  17,537
                                             ----------
MACHINERY-DIVERSIFIED - 0.90%
Aviall Incorporated............     4,100            57
Caterpillar Incorporated.......    27,000         1,537
Deere and Company..............   124,200         7,258
Denison International PLC ADR
  (non-income producing).......    14,800           266
Dover Corporation..............    11,500           454
Hussman International,
  Incorporated.................     4,500            78

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
Silicon Valley Group
  Incorporated.................     4,800    $       91
                                             ----------
    TOTAL MACHINERY-
      DIVERSIFIED..............                   9,741
                                             ----------
MANUFACTURING (DIVERSIFIED) - 2.24%
Coltec Industries, Incorporated
  (non-income producing).......   101,800         2,545
Eaton Corporation..............    10,000           924
Harsco Corporation.............    40,000         1,840
Millipore Corporation..........    75,925         2,619
Tenneco, Incorporated..........   153,100         6,593
Textron, Incorporated..........   124,600         9,750
                                             ----------
    TOTAL MANUFACTURING........                  24,271
                                             ----------
OFFICE EQUIPMENT & SUPPLIES - 0.02%
Micros Systems, Incorporated
  (non-income producing).......     8,353           227
                                             ----------
    TOTAL OFFICE EQUIPMENT &
      SUPPLY...................                     227
                                             ----------
WASTE MANAGEMENT - 0.72%
Waste Management,
  Incorporated.................   232,400         7,785
                                             ----------
    TOTAL WASTE MANAGEMENT.....                   7,785
                                             ----------
    TOTAL CAPITAL GOODS........                  73,319
                                             ----------
COMMUNICATION SERVICE - 3.05%
TELEPHONE - 2.73%
Alltel Corporation.............    55,000         2,351
Bell Atlantic Corporation......    12,328         1,153
GTE Corporation................   119,400         6,977
SBC Communications.............   217,768         9,024
US West, Incorporated..........   190,200        10,033
                                             ----------
    TOTAL TELEPHONE............                  29,538
                                             ----------
TELEPHONE LONG DISTANCE - 0.32%
AT&T Corporation...............    58,000         3,484
                                             ----------
    TOTAL TELEPHONE LONG
      DISTANCE.................                   3,484
                                             ----------
    TOTAL COMMUNICATION
      SERVICE..................                  33,022
                                             ----------
CONSUMER STAPLES - 3.61%
BEVERAGES-ALCOHOLIC - 1.14%
Anheuser Busch Companies,
  Incorporated.................   262,700        12,035
Brown Forman Corporation.......     5,575           316
                                             ----------
    TOTAL BEVERAGES-
      ALCOHOLIC................                  12,351
                                             ----------
BROADCASTING (TV RADIO CABLE) - 0.02%
Groupe AB SA...................    38,720           230
                                             ----------
    TOTAL BROADCASTING (TV
      RADIO CABLE).............                     230
                                             ----------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
ENTERTAINMENT - 0.01%
Alliance Communications
  Corporation..................     5,900    $      109
                                             ----------
    TOTAL ENTERTAINMENT........                     109
                                             ----------
FOODS - 0.39%
J & J Snack Foods
  Corporation..................     8,100           158
Nabisco Holdings Corporation,
  Class A......................    31,975         1,529
RJR Nabisco Holdings...........    86,850         2,416
Zapata Corporation.............     8,500           108
                                             ----------
    TOTAL FOODS................                   4,211
                                             ----------
HOUSEHOLD PRODUCTS (NON-DURABLE) - 0.32%
First Brands Corporation.......   103,750         2,782
Fort James Corporation.........    13,300           660
                                             ----------
    TOTAL HOUSEHOLD PROD
      (NON-DURABLE)............                   3,442
                                             ----------
HOUSEWARES - 0.22%
Fortune Brands, Incorporated...    50,000         1,844
Tupperware, Incorporated.......    20,000           541
                                             ----------
    TOTAL HOUSEWARES...........                   2,385
                                             ----------
RETAIL STORES-FOOD CHAINS - 0.03%
Dominick's Supermarkets,
  Incorporated (non-income
  producing)...................     7,300           292
                                             ----------
    TOTAL RETAIL STORES-FOOD
      CHAINS...................                     292
                                             ----------
TOBACCO - 1.48%
Gallaher Group PLC, ADR (non-
  income producing)............    79,400         1,633
Hanson PLC, ADR................    34,150         1,012
Imperial Tobacco Group PLC.....    23,300           329
Philip Morris Companies,
  Incorporated.................   351,150        13,102
                                             ----------
    TOTAL TOBACCO..............                  16,076
                                             ----------
    TOTAL CONSUMER STAPLES.....                  39,096
                                             ----------
CONSUMER-CYCLICALS - 8.17%
AUTO PARTS & EQUIPMENT - 1.32%
Dana Corporation...............   143,300         8,473
Goodyear Tire and Rubber
  Company......................    35,800         2,506
ITT Industries, Incorporated...    92,600         3,374
                                             ----------
    TOTAL AUTO PARTS &
      EQUIPMENT................                  14,353
                                             ----------
AUTOMOBILES - 3.01%
Chrysler Corporation...........   157,800         6,342
Ford Motor Company.............   305,000        13,973

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
General Motors Corporation.....   179,500    $   12,094
Meritor Automotive,
  Incorporated.................     8,333           215
                                             ----------
    TOTAL AUTOMOBILES..........                  32,624
                                             ----------
BUILDING MATERIALS GROUP - 0.08%
Armstrong World Industries,
  Incorporated.................     7,700           660
NCI Building Systems,
  Incorporated (non-income
  producing)...................     3,325           173
                                             ----------
    TOTAL BUILDING MATERIALS
      GROUP....................                     833
                                             ----------
FOOTWEAR - 0.31%
Nike, Incorporated.............    21,200         1,012
Nine West Group,
  Incorporated.................    83,975         2,336
                                             ----------
    TOTAL FOOTWEAR.............                   3,348
                                             ----------
GAMING LOTTERY & PARIMUTUEL - 0.04%
American Coin Merchandising,
  Incorporated (non-income
  producing)...................    19,700           414
Anchor Gaming..................       800            67
                                             ----------
    TOTAL GAMING LOTTERY &
      PARIMUTUEL...............                     481
                                             ----------
HOUSEHOLD FURNISHINGS & APPLIANCES - 0.25%
Whirlpool Corporation..........    37,000         2,664
                                             ----------
    TOTAL HOUSEHOLD FURNISHINGS
      & APPLIANCES.............                   2,664
                                             ----------
LEISURE TIME (PRODUCTS) - 0.57%
Hasbro, Incorporated...........    80,925         2,979
Mattel, Incorporated...........    82,850         3,174
                                             ----------
    TOTAL LEISURE TIME
      (PRODUCTS)...............                   6,153
                                             ----------
PUBLISHING - 0.38%
A.H. Belo, Incorporated, Class
  A............................    71,425         3,781
Playboy Enterprises............    16,400           285
                                             ----------
    TOTAL PUBLISHING...........                   4,066
                                             ----------
RETAIL - 1.88%
Friedmans, Incorporated........    21,300           445
Intimate Brands,
  Incorporated.................     1,345            39
J.C. Penney Company,
  Incorporated.................    63,700         4,527
K Mart Corporation.............   294,500         5,135
Sears Roebuck & Company........   157,700         9,354
Toys R Us, Incorporated........    29,500           813
                                             ----------
    TOTAL RETAIL...............                  20,313
                                             ----------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
SERVICES (ADVERTISING/MARKETING) - 0.25%
Firstservice Corporation.......    14,300    $      171
Mac-Gray Corporation (non-
  income producing)............     1,000            16
Pittston Company...............    53,200         2,081
Princeton Video Image,
  Incorporated.................     6,600            40
Ralco Holdings, Incorporated...    14,500           288
Wackenhut Corporation..........     3,100            67
                                             ----------
    TOTAL SERVICES.............                   2,663
                                             ----------
TEXTILES (APPAREL) - 0.08%
Russell Corporation............    34,000           918
                                             ----------
    TOTAL TEXTILES (APPAREL)...                     918
                                             ----------
    TOTAL CONSUMER-
      CYCLICALS................                  88,416
                                             ----------
ENERGY - 6.31%
OIL & GAS - 3.00%
Abraxas Petroleum Corporation
  (non-income producing).......    14,291           145
Baker Hughes, Incorporated.....   232,200         9,404
Burlington Resources...........    54,486         2,561
Coho Energy, Incorporated......    12,757            96
Dresser Industries,
  Incorporated.................   202,300        10,697
Oryx Energy Company............    99,125         2,590
Transcoastal Marine Services,
  Incorporated (non-income
  producing)...................     2,700            31
Ultramar Diamond Shamrock
  Corporation..................    58,000         1,874
Union Pacific Resource Group,
  Incorporated.................   108,800         2,598
Union Texas Petroleum Holdings,
  Incorporated.................   123,500         2,493
                                             ----------
    TOTAL OIL & GAS............                  32,489
                                             ----------
OIL (DOMESTIC INTEGRATED) - 2.15%
Atlantic Richfield Company.....    69,000         5,382
Occidental Petroleum
  Corporation..................   233,000         6,859
Phillips Petroleum Company.....   222,100        11,008
                                             ----------
    TOTAL OIL (DOMESTIC
      INTEGRATED)..............                  23,249
                                             ----------
OIL (INTERNATIONAL INTEGRATED) - 1.16%
Amoco Corporation..............    47,200         2,089
British Petroleum PLC..........    44,252         4,182
Elf Aquitaine..................    35,100         2,279
Exxon Corporation..............    30,800         2,246

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
Royal Dutch Petroleum Company..    32,100    $    1,816
                                             ----------
    TOTAL OIL (INTERNATIONAL
      INTEGRATED)..............                  12,612
                                             ----------
    TOTAL ENERGY...............                  68,350
                                             ----------
FINANCIALS - 14.52%
Banks - 6.41%
Banc One Corporation...........    46,640         2,743
BankAmerica Corporation........   121,500        10,328
Bankers Trust Company New
  York.........................    78,550        10,143
Chase Manhattan Corporation....   113,000        15,658
First Chicago NBD..............   163,781        15,211
First Midwest Bank,
  Incorporated.................     2,600           135
First Security Corporation.....    67,500         1,654
Fleet Financial Group,
  Incorporated.................    39,800         3,438
J.P.Morgan & Company,
  Incorporated.................    30,675         4,026
National City Corporation......    13,000           900
PNC Bank Corporation...........    86,200         5,210
                                             ----------
    TOTAL BANKS................                  69,446
                                             ----------
CONSUMER FINANCE - 0.84%
Associates First Capital
  Corporation..................    60,280         4,506
Beneficial Corporation.........    20,000         2,607
Household International,
  Incorporated.................    15,000         1,972
                                             ----------
    TOTAL CONSUMER FINANCE.....                   9,085
                                             ----------
FINANCIAL - 2.92%
Ace, Limited...................    73,200         2,772
American Express Company.......   122,500        12,495
American General Corporation...    28,600         1,905
Executive Risk, Incorporated...     1,000            67
Federal Home Loan Mortgage
  Corporation..................    70,150         3,249
Federal National Mortgage
  Association..................    83,225         4,983
FPIC Insurance Group (non-
  income producing)............     2,947           102
Fund American Enterprises,
  Incorporated.................     7,425         1,037
Morgan Stanley Dean Witter
  Discover & Company...........    41,200         3,250
Mutual Risk Management
  Limited......................     3,400           115
The PMI Group, Incorporated....    20,000         1,625
                                             ----------
    TOTAL FINANCIAL............                  31,600
                                             ----------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
INSURANCE (LIFE/HEALTH) - 0.15%
Aetna, Incorporated............    17,000    $    1,374
Esg Re Limited.................     9,100           234
                                             ----------
    TOTAL INSURANCE
      (LIFE/HEALTH)............                   1,608
                                             ----------
INSURANCE (MULTI-LINE) - 0.49%
Lincoln National Corporation...    25,000         2,220
Travelers Corporation..........    51,205         3,133
                                             ----------
    TOTAL INSURANCE
      (MULTI-LINE).............                   5,353
                                             ----------
INSURANCE BROKERS - 0.73%
Aon Corporation................   116,450         7,511
Healthplan Services
  Corporation..................    16,100           392
                                             ----------
    TOTAL INSURANCE BROKERS....                   7,903
                                             ----------
INSURANCE-PROPERTY-CASUALTY - 2.18%
Allstate Corporation...........    51,800         4,986
American Financial Group,
  Incorporated.................    66,100         2,879
Chubb Corporation..............    59,000         4,657
IPC Holdings, Limited..........     6,530           211
Mid Ocean Limited..............    42,000         3,166
Old Republic International
  Corporation..................    65,950         2,984
Safeco Corporation.............    25,000         1,248
Stirling Cooke Brown
  Holdings.....................     5,800           164
TIG Holdings, Incorporated.....   135,800         3,268
                                             ----------
    TOTAL INSURANCE-
      PROPERTY-CASUALTY........                  23,563
                                             ----------
INVESTMENT BANKING/BROKERAGE - 0.32%
Paine Webber Group,
  Incorporated.................    78,350         3,511
                                             ----------
    TOTAL INVESTMENT
      BANKING/BROKERAGE........                   3,511
                                             ----------
SAVINGS & LOAN COMPANIES - 0.48%
Coastal Bancorp,
  Incorporated.................       717            26
H.F. Ahmanson & Company........    35,000         2,669
Washington Federal,
  Incorporated.................       759            21
Washington Mutual,
  Incorporated.................    35,000         2,452
                                             ----------
    TOTAL SAVINGS & LOAN
      COMPANIES................                   5,168
                                             ----------
    TOTAL FINANCIALS...........                 157,237
                                             ----------
HEALTH CARE - 1.09%
American Home Products
  Corporation..................    15,000         1,397
Baxter International,
  Incorporated.................    32,000         1,774
Bristol-Myers Squibb Company...    25,400         2,689

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
Foundation Health Systems......    86,500    $    2,503
Pharmacia & Upjohn,
  Incorporated.................    82,300         3,462
                                             ----------
    TOTAL HEALTH CARE..........                  11,825
                                             ----------
TECHNOLOGY - 3.26%
COMPUTERS - 1.06%
Data General Corporation (non-
  income producing)............    79,400         1,211
International Business Machines
  Corporation..................    67,000         7,764
Radisys Corporation............     6,900           188
Seagate Technology.............    88,000         2,349
                                             ----------
    TOTAL COMPUTERS............                  11,512
                                             ----------
ELECTRONICS DEFENSE - 0.63%
Raytheon Company...............   123,343         6,807
                                             ----------
    TOTAL ELECTRONICS
      DEFENSE..................                   6,807
                                             ----------
ELECTRONICS-SEMICONDUCTORS - 0.24%
MEMC Electronic Materials,
  Incorporated.................    62,000           872
National Semiconductor
  Corporation..................     5,000           110
VLSI Technology, Incorporated
  (non-income producing).......    77,300         1,594
                                             ----------
    TOTAL ELECTRONICS-
      SEMICONDUCTORS...........                   2,576
                                             ----------
SERVICES - 1.33%
Eastman Kodak Company..........    23,000         1,660
Unova, Incorporated............     5,400           126
Vanstar Corporation............    18,700           249
Xerox Corporation..............   108,800        12,349
                                             ----------
    TOTAL SERVICES.............                  14,384
                                             ----------
    TOTAL TECHNOLOGY...........                  35,279
                                             ----------
TRANSPORTATION - 1.90%
AIR FREIGHT - 0.01%
Airnet Systems.................     5,800           157
                                             ----------
    TOTAL AIR FREIGHT..........                     157
                                             ----------
RAILROADS - 1.85%
Burlington Northern,
  Incorporated.................    17,800         1,762
CSX Corporation................   147,200         7,728
GATX Corporation...............    25,000         2,072
Norfolk Southern Corporation...   221,300         7,400
Union Pacific Capital Trust....    20,000         1,096
                                             ----------
    TOTAL RAILROADS............                  20,058
                                             ----------

                                  Shares       Value
                                 --------    ----------
                                 (dollars in thousands)
SHIPPING - 0.02%
Teekay Shipping Corporation....     5,792    $      178
                                             ----------
    TOTAL SHIPPING.............                     178
                                             ----------
WATER UTILITIES - 0.02%
Trico Marine Services,
  Incorporated.................     8,700           197
                                             ----------
    TOTAL WATER UTILITIES......                     197
                                             ----------
    TOTAL TRANSPORTATION.......                  20,590
                                             ----------
UTILITIES - 6.34%
ELECTRIC COMPANIES - 5.05%
Central & Southwest
  Corporation..................    97,600         2,544
CMS Energy Corporation.........   167,200         7,304
Dominion Resources,
  Incorporated.................    78,800         3,117
DTE Energy Company.............   109,700         4,299
Edison International...........    65,000         1,938
Entergy Corporation............   198,500         4,938
Houston Industries,
  Incorporated.................   263,400         7,655
Illinova Corporation...........    75,000         2,292
Northeast Utilities............   359,400         5,076
Peco Energy Company............    73,000         1,738
Potomac Electric Power.........    44,400         1,088
PP & L Resources,
  Incorporated.................   140,000         3,229
Public Service Enterprise
  Group, Incorporated..........    38,400         1,289
Rochester Gas & Electric,
  Incorporated.................    30,000           934
Scana Corporation..............    28,000           836
Texas Utilities Company........    85,600         3,424
Unicom Corporation.............    85,500         2,971
                                             ----------
    TOTAL ELECTRIC COMPANIES...                  54,672
                                             ----------
NATURAL GAS-DISTRIBUTION-PIPE LINE - 1.29%
Coastal Corporation............    34,325         2,452
El Paso Natural Gas Company....    27,688         1,023
Equitable Resources,
  Incorporated.................    37,100         1,206
Peoples Energy Corporation.....    46,000         1,668
Williams Companies,
  Incorporated.................   243,235         7,692
                                             ----------
    TOTAL NATURAL GAS-
      DISTRIBUTION- PIPE
      LINE.....................                  14,041
                                             ----------
    TOTAL UTILITIES............                  68,713
                                             ----------
TOTAL COMMON STOCKS............                 644,436
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                      Par
                                   Amount         Value
                                 --------    ----------
                                 (dollars in thousands)
SHORT-TERM INVESTMENTS (NOTE A) - 19.00%
AMR Investments Strategic Cash
  Business Trust...............  $119,793    $  119,793
                                             ----------
    TOTAL SHORT-TERM
      INVESTMENTS..............                 205,771
                                             ----------
TOTAL INVESTMENTS - 116.74%
  (COST $1,056,357)............               1,264,276
                                             ----------
LIABILITIES, NET OF OTHER
  ASSETS - (16.74%)............                (181,307)
                                             ----------
TOTAL NET ASSETS - 100%........              $1,082,969
                                             ==========

---------------

Based on the cost of investments of $1,057,533 for federal income tax purposes at April 30, 1998, the aggregate gross unrealized appreciation was $213,670, the aggregate gross unrealized depreciation was $6,927 and the net unrealized appreciation of investments was $206,743.

(A) Rates associated with short-term investments represent yield to maturity.

(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,540,000 or 0.8% of net assets.

ABBREVIATIONS:

ADR - American Depositary Receipt
AS - Company
LP - Limited Partnership
MTN - Medium-Term Note
NV - Company
PLC - Public Limited Corporation
REMIC - Real Estate Mortgage Investment Conduit
SA - Company
TBA - To Be Announced

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
CONVERTIBLE STOCK - 0.02%
Hutchinson Technology,
  Incorporated, Series 144A
  (Note B)....................     280,000   $      351
                                             ----------
    TOTAL CONVERTIBLE STOCK...                      351
                                             ----------
COMMON STOCKS - 98.23%
BASIC MATERIALS - 7.80%
AGRICULTURAL PRODUCTS - 0.22%
New Holland NV................     185,000        4,532
                                             ----------
    TOTAL AGRICULTURAL
      PRODUCTS................                    4,532
                                             ----------
ALUMINUM - 0.89%
Alumax, Incorporated..........     164,000        8,097
Aluminum Company of America...      58,000        4,495
Reynolds Metals Company.......      90,000        5,940
                                             ----------
    TOTAL ALUMINUM............                   18,532
                                             ----------
CHEMICALS - 4.28%
Airgas, Incorporated..........     623,475        9,664
ARCO Chemical Company.........      96,000        5,100
Dow Chemical Company..........      51,000        4,931
E.I. Du Pont de Nemours &
  Company.....................      60,000        4,369
Eastman Chemical Company......     203,875       14,016
FMC Corporation (non-income
  producing)..................     257,850       19,999
Great Lakes Chemical
  Corporation.................      73,400        3,688
Millennium Chemicals
  Incorporated................     538,371       19,314
PPG Industries,
  Incorporated................     115,600        8,171
                                             ----------
    TOTAL CHEMICALS...........                   89,252
                                             ----------
CONTAINERS/PACKAGING
  (PAPER) - 0.20%
Union Camp Corporation........      71,000        4,287
                                             ----------
    TOTAL CONTAINERS/
      PACKAGING (PAPER).......                    4,287
                                             ----------
CONSTRUCTION - 0.22%
DeBeers Construction Mines,
  Limited.....................     175,100        4,509
                                             ----------
    TOTAL CONSTRUCTION........                    4,509
                                             ----------
METALS MINING- 0.01%
Commonwealth Industries
  Incorporated................       7,600          129
                                             ----------
    TOTAL METALS MINING.......                      129
                                             ----------
PAPER & FOREST PRODUCTS - 1.82%
Boise Cascade Corporation.....     107,000        4,019
Georgia-Pacific Corporation...     108,700        5,090
International Paper Company...     179,000        9,342

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
Louisiana Pacific
  Corporation.................     155,900   $    3,410
Mead Corporation..............     124,000        4,293
Westvaco Corporation..........     162,100        4,914
Weyerhaeuser Company..........     120,000        6,915
                                             ----------
    TOTAL PAPER & FOREST
      PRODUCTS................                   37,983
                                             ----------
STEEL - 0.16%
Citation Corporation
  (non-income producing)......       4,468           93
USX-US Steel Group............      79,700        3,118
WHX Corporation (non-income
  producing)..................       5,500           86
                                             ----------
    TOTAL STEEL...............                    3,297
                                             ----------
    TOTAL BASIC MATERIALS.....                  162,521
                                             ----------
CAPITAL GOODS - 11.47%
AEROSPACE/DEFENSE - 2.44%
Avteam, Incorporated (non-
  income producing)...........      64,200          690
Lockheed Martin Corporation...     278,648       31,034
Northrop Grumman
  Corporation.................      51,000        5,390
Thiokol Corporation...........     254,500       13,711
                                             ----------
    TOTAL AEROSPACE/
      DEFENSE.................                   50,825
                                             ----------
ELECTRICAL EQUIPMENT - 2.37%
CBS Corporation...............     127,300        4,535
The Carbide/Graphite Group
  (non-income producing)......      18,300          590
Hadco Corporation.............       3,100          119
Honeywell, Incorporated.......     359,500       33,478
Hutchinson Technology.........       6,000          186
Philips Electronics N.V.......      52,000        4,680
Rockwell International
  Corporation.................      90,000        5,034
Stoneridge, Incorporated (non-
  income producing)...........      34,800          726
                                             ----------
    TOTAL ELECTRICAL
      EQUIPMENT...............                   49,348
                                             ----------
MACHINERY - DIVERSIFIED - 1.66%
Aviall Incorporated...........      11,300          158
Caterpillar, Incorporated.....      90,300        5,141
Deere and Company.............     344,600       20,138
Denison International PLC, ADR
  (non-income producing)......      34,700          625
Dover Corporation.............     203,100        8,022
Hussman International,
  Incorporated................      10,600          184
Silicon Valley Group
  Incorporated................      11,500          218
                                             ----------
    TOTAL MACHINERY -
      DIVERSIFIED.............                   34,486
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
MANUFACTURING
  (DIVERSIFIED) - 3.97%
Coltec Industries,
  Incorporated (non-income
  producing)..................     484,600   $   12,115
Eaton Corporation.............      53,000        4,896
Harsco Corporation............     112,000        5,152
Millipore Corporation.........     347,875       12,002
Tenneco, Incorporated.........     396,500       17,074
Textron, Incorporated.........     401,500       31,417
                                             ----------
    TOTAL MANUFACTURING
      (DIVERSIFIED)...........                   82,656
                                             ----------
OFFICE EQUIPMENT & SUPPLIES - 0.02%
Micros Systems, Incorporated
  (non-income producing)......       8,940          526
                                             ----------
    TOTAL OFFICE EQUIPMENT &
      SUPPLIES................                      526
                                             ----------
WASTE MANAGEMENT - 1.01%
Waste Management,
  Incorporated................     630,500       21,122
                                             ----------
    TOTAL WASTE MANAGEMENT....                   21,122
                                             ----------
    TOTAL CAPITAL
      GOODS...................                  238,963
                                             ----------
COMMUNICATION SERVICE - 4.30%
TELEPHONE - 3.89%
Alltel Corporation............     122,300        5,228
Bell Atlantic Corporation.....      46,720        4,371
GTE Corporation...............     329,800       19,273
SBC Communications,
  Incorporated................     566,354       23,468
US West, Incorporated.........     543,600       28,675
                                             ----------
    TOTAL TELEPHONE...........                   81,015
                                             ----------
TELEPHONE LONG DISTANCE - 0.41%
AT&T Corporation..............     143,100        8,595
                                             ----------
    TOTAL TELEPHONE LONG
      DISTANCE................                    8,595
                                             ----------
    TOTAL COMMUNICATION
      SERVICE.................                   89,610
                                             ----------
CONSUMER STAPLES - 6.27%
BEVERAGES - ALCOHOLIC - 1.95%
Anheuser-Busch Companies,
  Incorporated................     857,900       39,303
Brown-Forman, Incorporated....      23,825        1,349
                                             ----------
    TOTAL BEVERAGES -
      ALCOHOLIC...............                   40,652
                                             ----------
BROADCASTING (TV RADIO CABLE) - 0.03%
Groupe AB SA, ADR (non-income
  producing)..................      89,960          534
                                             ----------
    TOTAL BROADCASTING (TV
      RADIO CABLE)............                      534
                                             ----------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
ENTERTAINMENT - 0.01%
Alliance Communications
  Corporation.................      14,000   $      259
                                             ----------
    TOTAL
      ENTERTAINMENT...........                      259
                                             ----------
FOODS - 1.00%
J & J Snack Foods,
  Corporation.................      19,400          378
Nabisco Holdings Corporation,
  Class A.....................     218,825       10,463
RJR Nabisco Holdings
  Corporation.................     352,170        9,795
Zapata, Corporation...........      20,000          255
                                             ----------
    TOTAL FOODS...............                   20,891
                                             ----------
HOUSEHOLD PRODUCTS (NON-DURABLE) - 0.52%
First Brands Corporation......     388,150       10,407
Fort James Corporation........       6,400          318
                                             ----------
    TOTAL HOUSEHOLD PRODUCTS
      (NON-DURABLE)...........                   10,725
                                             ----------
HOUSEWARES - 0.34%
Fortune Brands,
  Incorporated................     142,000        5,236
Tupperware, Incorporated......      65,000        1,759
                                             ----------
    TOTAL HOUSEWARES..........                    6,995
                                             ----------
RETAIL STORES - FOOD CHAINS - 0.03%
Dominicks Supermarkets
  Incorporated................      17,200          689
                                             ----------
    TOTAL RETAIL STORES - FOOD
      CHAINS..................                      689
                                             ----------
TOBACCO - 2.39%
Gallaher Group PLC, ADR (non-
  income producing)...........     277,200        5,700
Hanson PLC, ADR...............      81,087        2,402
Imperial Tobacco Group PLC....     108,400        1,531
Philip Morris Company,
  Incorporated................   1,075,750       40,139
                                             ----------
    TOTAL TOBACCO.............                   49,772
                                             ----------
    TOTAL CONSUMER STAPLES....                  130,517
                                             ----------
CONSUMER - CYCLICALS - 13.09%
AUTO PARTS & EQUIPMENT - 2.02%
Dana Corporation..............     397,800       23,520
Goodyear Tire & Rubber
  Company.....................     105,100        7,357
ITT Industries,
  Incorporated................     308,800       11,252
                                             ----------
    TOTAL AUTO PARTS &
      EQUIPMENT...............                   42,129
                                             ----------
AUTOMOBILES - 4.48%
Chrysler Corporation..........     416,100       16,722
Ford Motor Company............     837,600       38,373
General Motors Corporation....     559,100       37,669

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
Meritor Automotive,
  Incorporated................      20,333   $      525
                                             ----------
    TOTAL AUTOMOBILES.........                   93,289
                                             ----------
BUILDING MATERIALS GROUP - 0.20%
Armstrong World Industries
  Incorporated................      43,300        3,713
NCI Building Systems,
  Incorporated (non-income
  producing)..................       7,897          411
                                             ----------
    TOTAL BUILDING MATERIALS
      GROUP...................                    4,124
                                             ----------
FOOTWEAR - 0.68%
Nike, Incorporated............      90,400        4,317
Nine West Group,
  Incorporated................     358,000        9,957
                                             ----------
    TOTAL FOOTWEAR............                   14,274
                                             ----------
GAMING LOTTERY & PARIMUTUEL - 0.05%
American Coin Merchandising,
  Incorporated (non-income
  producing)..................      46,600          979
Anchor Gaming.................       1,800          152
                                             ----------
    TOTAL GAMING LOTTERY &
      PARIMUTUAL..............                    1,131
                                             ----------
HOUSEHOLD FURNISHINGS & APPLIANCES - 0.35%
Whirlpool Corporation.........     100,000        7,200
                                             ----------
    TOTAL HOUSEHOLD
      FURNISHINGS &
      APPLIANCES..............                    7,200
                                             ----------
LEISURE TIME (PRODUCTS) - 1.18%
Hasbro, Incorporated..........     340,975       12,552
Mattel, Incorporated..........     312,350       11,967
                                             ----------
    TOTAL LEISURE TIME
      (PRODUCTS)..............                   24,519
                                             ----------
PUBLISHING - 0.60%
A. H. Belo, Incorporated,
  Class A.....................     223,575       11,835
Playboy Enterprises
  Incorporated................      38,500          669
                                             ----------
    TOTAL PUBLISHING..........                   12,504
                                             ----------
RETAIL - 2.82%
Friedman's Incorporated (non-
  income producing)...........      50,000        1,044
Intimate Brands,
  Incorporated................       3,265           95
K Mart Corporation............     747,000       13,026
J.C. Penney Company,
  Incorporated................     209,800       14,909
Sears Roebuck & Company.......     438,400       26,003
Toys R Us, Incorporated.......     132,500        3,652
                                             ----------
    TOTAL RETAIL..............                   58,729
                                             ----------
SERVICES - 0.59%
Princeton Video Image
  Incorporated................      15,600           94

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
Firstservice Corporation......      33,400   $      399
Mac-Gray Corporation (non-
  income producing)...........       2,600           43
Pittston Brinks Group.........     278,000       10,877
Ralcorp Holdings Incorporated
  New.........................      34,200          680
Wackenhut Corporation.........       7,300          158
                                             ----------
    TOTAL SERVICES............                   12,251
                                             ----------
TEXTILES (APPAREL) - 0.12%
Russell Corporation...........      95,000        2,565
                                             ----------
    TOTAL TEXTILES
      (APPAREL)...............                    2,565
                                             ----------
    TOTAL CONSUMER -
      CYCLICALS...............                  272,715
                                             ----------
ENERGY - 11.68%
OIL & GAS - 4.84%
Abraxas Petroleum Corporation
  (non-income producing)......      33,518          339
Baker Hughes, Incorporated....     596,500       24,158
Burlington Resources..........     202,141        9,501
Coho Energy, Incorporated
  (non-income producing)......      30,064          227
Dresser Industries,
  Incorporated................     554,100       29,298
Oryx Energy Company...........     370,475        9,679
Transcoastal Marine Services,
  Incorporated (non-income
  producing)..................       6,200           71
Ultramar Diamond Shamrock
  Corporation.................     142,000        4,588
Union Pacific Resources Group,
  Incorporated................     490,300       11,706
Union Texas Petroleum
  Holdings, Incorporated......     555,900       11,222
                                             ----------
    TOTAL OIL & GAS...........                  100,789
                                             ----------
OIL (DOMESTIC INTEGRATED) - 3.88%
Atlantic Richfield
  Corporation.................     430,600       33,587
Occidental Petroleum
  Corporation.................     592,200       17,433
Phillips Petroleum Company....     603,000       29,886
                                             ----------
    TOTAL OIL (DOMESTIC
      INTEGRATED).............                   80,906
                                             ----------
OIL (INTERNATIONAL INTEGRATED) - 2.96%
Amoco Corporation.............     119,000        5,266
British Petroleum, PLC, ADR...     136,176       12,869
Elf Aquitaine SA, ADR.........     119,600        7,767
Exxon Corporation.............      81,100        5,915
Mobil Corporation.............      44,000        3,476
Royal Dutch Petroleum Company,
  New York
  Registry....................     108,900        6,160

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
Texaco, Incorporated..........     328,900   $   20,227
                                             ----------
    TOTAL OIL (INTERNATIONAL
      INTEGRATED).............                   61,680
                                             ----------
    TOTAL ENERGY..............                  243,375
                                             ----------
FINANCIALS - 24.05%
BANKS - 10.76%
Banc One Corporation..........     213,910       12,581
BankAmerica Corporation.......     428,700       36,439
Bankers Trust Corporation New
  York........................     254,450       32,856
Chase Manhattan Corporation...     310,214       42,984
First Chicago NBD.............     462,065       42,914
First Midwest Bancorp,
  Incorporated................       6,300          327
First Security Corporation....     247,500        6,064
First Union Corporation.......      34,000        2,053
Fleet Financial Group,
  Incorporated................     100,500        8,681
J.P. Morgan & Company,
  Incorporated................     139,425       18,300
National City Corporation.....      34,400        2,382
NationsBank Corporation.......      80,000        6,060
PNC Bank Corporation..........     207,700       12,553
                                             ----------
    TOTAL BANKS...............                  224,194
                                             ----------
CONSUMER FINANCE - 1.21%
Associates First Capital
  Corporation.................     164,803       12,319
Beneficial Corporation........      52,000        6,779
Household International,
  Incorporated................      46,000        6,046
                                             ----------
    TOTAL CONSUMER FINANCE....                   25,144
                                             ----------
FINANCIAL (DIVERSIFIED) - 5.10%
Ace Limited...................     351,150       13,300
American Express Company......     324,400       33,089
American General
  Corporation.................      88,600        5,903
Executive Risk,
  Incorporated................       2,500          167
Federal Home Loan Mortgage
  Corporation.................     302,450       14,007
Federal National Mortgage
  Association.................     300,975       18,021
FPIC Insurance Group,
  Incorporated (non-income
  producing)..................       7,020          242
Fund American Enterprises,
  Incorporated................      42,750        5,969
Morgan Stanley Dean Witter
  Discover & Company..........     128,400       10,128
Mutual Risk Management,
  Limited.....................       7,900          268

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
The PMI Group, Incorporated...      62,000   $    5,038
                                             ----------
    TOTAL FINANCIAL
      (DIVERSIFIED)...........                  106,132
                                             ----------
INSURANCE (LIFE/HEALTH) - 0.56%
Aetna Incorporated............      60,000        4,849
Esg Re Limited................      21,400          551
TransAmerica Corporation......      55,000        6,352
                                             ----------
    TOTAL INSURANCE
      (LIFE/HEALTH)...........                   11,752
                                             ----------
INSURANCE (MULTI-LINE) - 0.97%
Hartford Financial Services
  Group, Incorporated.........      51,200        5,670
Lincoln National
  Corporation.................      70,000        6,217
Travelers Group...............     137,086        8,388
                                             ----------
    TOTAL INSURANCE
      (MULTI-LINE)............                   20,275
                                             ----------
INSURANCE BROKERS - 0.83%
Aon Corporation...............     255,100       16,454
Healthplan Services
  Corporation.................      37,800          921
                                             ----------
    TOTAL INSURANCE BROKERS...                   17,375
                                             ----------
INSURANCE - PROPERTY - CASUALTY - 3.56%
Allstate Corporation..........     124,414       11,975
American Financial Group
  Incorporated Ohio...........     304,640       13,271
Chubb Corporation.............     127,600       10,072
IPC Holdings, Limited.........      15,410          499
Mid Ocean, Limited............     121,000        9,120
Old Republic International
  Corporation.................     319,150       14,442
Safeco Corporation............      69,000        3,446
Stirling Cooke Brown
  Holdings....................      13,700          387
TIG Holdings Incorporated.....     450,500       10,840
                                             ----------
    TOTAL INSURANCE
      PROPERTY - CASUALTY.....                   74,052
                                             ----------
INVESTMENT BANKING/BROKERAGE - 0.43%
Paine Webber Group,
  Incorporated................     198,200        8,882
                                             ----------
    TOTAL INVESTMENT BANKING/
      BROKERAGE...............                    8,882
                                             ----------
SAVINGS & LOAN COMPANIES - 0.63%
H.F. Ahmanson & Company.......      95,000        7,244
Coastal Bancorp,
  Incorporated................       1,681           61
Washington Federal,
  Incorporated................       1,778           50
Washington Mutual,
  Incorporated................      82,000        5,745
                                             ----------
    TOTAL SAVINGS & LOAN
      COMPANIES...............                   13,100
                                             ----------
    TOTAL FINANCIALS..........                  500,906
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
HEALTH CARE - 1.75%
American Home Products
  Corporation.................      52,000   $    4,842
Baxter International,
  Incorporated................      70,000        3,881
Bristol-Myers Squibb
  Company.....................      85,000        8,999
Foundation Health Systems.....     290,100        8,395
Pharmacia & Upjohn,
  Incorporated................     245,000       10,305
                                             ----------
    TOTAL HEALTH CARE.........                   36,422
                                             ----------
TECHNOLOGY - 5.31%
COMPUTERS - 1.66%
Data General Corporation (non-
  income producing)...........     265,900        4,055
International Business
  Machines Corporation........     201,200       23,314
Radisys, Corporation..........      16,300          444
Seagate Technology............     252,100        6,728
                                             ----------
    TOTAL COMPUTERS...........                   34,541
                                             ----------
ELECTRONICS - 1.47%
MEMC Electronic Materials,
  Incorporated................     213,200        2,998
National Semiconductor
  Corporation.................      17,000          374
Raytheon Company..............     391,975       21,632
VLSI Technology, Incorporated
  (non-income producing)......     267,500        5,517
                                             ----------
    TOTAL ELECTRONICS.........                   30,521
                                             ----------
SERVICES - 2.18%
Eastman Kodak Company.........      66,000        4,764
Unova Incorporated............      12,700          295
Vanstar Corporation...........      44,200          588
Xerox Corporation.............     350,800       39,816
                                             ----------
    TOTAL SERVICES............                   45,463
                                             ----------
    TOTAL TECHNOLOGY..........                  110,525
                                             ----------
TRANSPORTATION - 2.66%
AIR FREIGHT - 0.02%
Airnet Systems,
  Incorporated................      13,600          367
                                             ----------
    TOTAL AIR FREIGHT.........                      367
                                             ----------
RAILROADS - 2.60%
Burlington Northern,
  Incorporated................      56,200        5,564
CSX Corporation...............     434,300       22,801
GATX Corporation..............      73,900        6,124
Norfolk Southern
  Corporation.................     591,000       19,762
                                             ----------
    TOTAL RAILROADS...........                   54,251
                                             ----------
SHIPPING - 0.02%
Teekay Shipping Corporation...      13,649          420
                                             ----------
    TOTAL SHIPPING............                      420
                                             ----------

                                  Shares       Value
                                ----------   ----------
                                (dollars in thousands)
WATER UTILITIES - 0.02%
Trico Marine Services
  Incorporated................      20,400   $      462
                                             ----------
    TOTAL WATER UTILITIES.....                      462
                                             ----------
    TOTAL TRANSPORTATION......                   55,500
                                             ----------
UTILITIES - 9.85%
ELECTRIC COMPANIES - 7.64%
Central and Southwest
  Corporation.................     325,000        8,470
CMS Energy Corporation........     473,700       20,695
Dominion Resources,
  Incorporated................     207,500        8,209
DTE Energy Company............     331,500       12,991
Edison International..........     202,500        6,037
Entergy Corporation...........     591,100       14,704
Houston Industries,
  Incorporated................     750,200       21,803
Illinova Corporation..........     215,000        6,571
Northeast Utilities...........     863,600       12,198
PP&L Resources,
  Incorporated................     458,400       10,572
Peco Energy Company...........     243,900        5,808
Potomac Electric Power
  Company.....................     163,800        4,013
Public Service Enterprise
  Group, Incorporated.........     168,900        5,669
Scana Corporation.............     150,000        4,481
Texas Utilities Company.......     243,400        9,736
Unicom Corporation............     206,700        7,183
                                             ----------
    TOTAL ELECTRIC
      COMPANIES...............                  159,140
                                             ----------
NATURAL GAS - DISTRIBUTION - PIPE LINE -- 2.21%
Coastal Corporation...........     117,575        8,399
El Paso Natural Gas Company...     119,518        4,415
Equitable Resources,
  Incorporated................     141,900        4,612
Peoples Energy Corporation....      68,000        2,465
Williams Companies,
  Incorporated................     824,197       26,065
                                             ----------
    TOTAL NATURAL GAS -
      DISTRIBUTION - PIPE
      LINE....................                   45,956
                                             ----------
    TOTAL UTILITIES...........                  205,096
                                             ----------
    TOTAL COMMON STOCKS.......                2,046,150
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                      Par
                                   Amount         Value
                                 --------    ----------
                                 (dollars in thousands)
SHORT-TERM INVESTMENTS (NOTE A) - 7.64%
AMR Investments Strategic Cash
  Business Trust...............  $131,834    $  131,834
Bank Brussells Lambert Euro TD,
  5.531%, Due 5/1/1998.........    27,262        27,262
                                             ----------
    TOTAL SHORT-TERM
      INVESTMENTS..............                 159,096
                                             ----------
TOTAL INVESTMENTS - 105.89%
  (COST $1,609,517)............               2,205,597
                                             ----------
OTHER ASSETS, NET OF
  LIABILITIES - (5.89%)........                (122,759)
                                             ----------
TOTAL NET ASSETS - 100%........              $2,082,838
                                             ==========

---------------

Based on the cost of investments of $1,611,972 for federal income tax purposes at April 30, 1998, the aggregate gross unrealized appreciation was $613,896, the aggregate gross unrealized depreciation was $20,272, and the net unrealized appreciation of investments was $593,624.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

ADR - American Depositary Receipt
NV - Company
PLC - Public Limited Corporation
SA - Company
TD - Time Deposit

                             See accompanying notes

AMR INVESTMENT SERVICES INTERMEDIATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Par
                                                               Amount         Value
                                                              ---------     ---------
                                                              (dollars in thousands)
U.S. TREASURY OBLIGATIONS - 31.45%
U.S. TREASURY BONDS - 14.78%
10.375%, Due 11/15/2012.....................................  $  4,000      $  5,296
8.125%, Due 8/15/2019.......................................    10,465        13,058
6.375%, Due 8/15/2027.......................................    11,000        11,584
6.125%, Due 11/15/2027......................................     3,290         3,369
                                                                            --------
    TOTAL U.S. TREASURY BONDS...............................                  33,307
                                                                            --------
U.S. TREASURY NOTES - 16.67%
6.50%, Due 4/30/1999........................................       700           706
7.875%, Due 8/15/2001.......................................    11,980        12,762
7.50%, Due 2/15/2005........................................     1,300        14,268
7.00%, Due 7/15/2006........................................     6,730         7,266
6.125%, Due 8/15/2007.......................................     2,500         2,569
                                                                            --------
    TOTAL U.S. TREASURY NOTES...............................                  37,571
                                                                            --------
    TOTAL U.S. TREASURY OBLIGATIONS.........................                  70,878
                                                                            --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 17.50%
FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 1.50%
Gold Pool #E00506, 7.00%, Due 9/1/2012......................     1,300         1,325
Gold Pool #E69244, 6.00%, Due 3/1/2013......................     1,390         1,372
Gold Pool #E00540, 6.00%, Due 3/1/2013......................       698           689
                                                                            --------
    TOTAL FEDERAL HOME LOAN MORTGAGE ASSOCIATION............                   3,386
                                                                            --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.59%
Pool #555555, 6.50%, Due 4/18/2027..........................     9,079         8,942
Pool #408204, 6.50%, Due 1/1/2028...........................       694           687
Pool #416831, 6.50%, Due 3/1/2028...........................       724           717
                                                                            --------
    TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION.............                  10,346
                                                                            --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 11.41%
Pool #780285, 9.50%, Due 12/15/2017.........................    17,129        18,763
Pool #448701, 7.50%, Due 9/15/2027..........................     5,512         5,661
Pool #780570, 7.00%, Due 5/15/2027..........................     1,261         1,276
                                                                            --------
    TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION..........                  25,700
                                                                            --------
    TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS...........                  39,432
                                                                            --------
ASSET-BACKED SECURITIES - 2.27%
Citibank Credit Card Master Trust I, 6.989%, Due
  2/10/2004.................................................     5,000         5,125
                                                                            --------
    TOTAL ASSET-BACKED SECURITIES...........................                   5,125
                                                                            --------
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 2.28%
GMAC Commercial Mortgage Securities, Incorporated 6.869%,
  Due 8/15/2007.............................................     5,000         5,141
                                                                            --------
    TOTAL MORTGAGE-BACKED OBLIGATIONS.......................                   5,141
                                                                            --------
CORPORATE OBLIGATIONS - 43.21%
FINANCIAL - 21.30%
American Express Credit Corporation, 6.125%, Due
  6/15/2000.................................................     2,000         2,007
Associates Corporation of North America, 7.875%, Due
  9/30/2001.................................................     3,550         3,739
BankAmerica Corporation, 7.20%, Due 4/15/2006...............     1,280         1,345
Bear Stearns Company, Variable Rate, 5.59%, Due 7/10/2000...     5,000         4,987
Chrysler Finance Corporation, Variable Rate, 5.57%, Due
  7/17/2000.................................................     5,000         4,982

                             See accompanying notes

AMR INVESTMENT SERVICES INTERMEDIATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Par
                                                               Amount         Value
                                                              ---------     ---------
                                                              (dollars in thousands)
Ford Motor Credit Corporation, Variable Rate,
  5.42%, Due 8/7/2000.......................................  $  5,000      $  4,987
  6.125%, Due 4/28/2003.....................................     2,490         2,478
General Motors Acceptance Corporation, 6.375% Due
  12/1/2001.................................................     2,000         2,016
Merrill Lynch and Company, Variable Rate, 5.61%, Due
  6/27/2000.................................................     5,000         4,983
NationsBank Corporation, 6.375%, Due 2/15/2008..............     3,350         3,331
Sears Roebuck Acceptance Corporation,
  6.93% Due 10/03/2002......................................     2,000         2,043
  6.72%, Due 11/5/2003......................................     2,200         2,232
Swiss Bank Corporation, 7.375%, Due 7/15/2015...............     3,000         3,171
Travelers Property Casualty Corporation, 6.75%, Due
  4/15/2001.................................................     4,000         4,072
Wells Fargo and Company, 6.875%, Due 5/10/2001..............     1,600         1,629
                                                                            --------
    TOTAL FINANCIAL.........................................                  48,002
                                                                            --------
INDUSTRIAL - 17.07%
A.H. Belo, Corporation, 7.25%, Due 9/15/2027................     1,500         1,570
Atlantic Richfield Corporation, 9.00%, Due 4/1/2021.........     2,000         2,537
Auburn Hills Trust, 12.00%, Due 5/1/2020....................     1,825         2,929
Coca Cola Company, Incorporated, 6.00%, Due 3/15/2001.......     4,000         3,986
Dresser Industries, 6.25%, Due 6/1/2000.....................     2,000         2,013
Fort James Corporation, 6.625%, Due 9/15/2004...............     2,000         2,015
General Motors, Incorporated 7.70%, Due 4/15/2016...........     3,000         3,291
Ingersoll Rand, Company, 6.34%, Due, 12/3/2001..............     2,000         2,009
J. C. Penney and Company, 7.95%, Due 4/1/2017...............     3,000         3,306
K.N. Energy, Incorporated, 6.65%, Due 3/1/2005..............       930           933
Loews Corporation, 6.75%, Due 12/15/2006....................     2,000         2,026
Occidental Petroleum Corporation
  6.40%, Due 4/1/2003.......................................     1,310         1,305
  6.50%, Due 4/1/2005.......................................       655           653
Phillip Morris Companies, Incorporated, 7.20%, Due
  2/1/2007..................................................     2,000         2,063
Sears Roebuck & Company, MTN, 9.05%, Due 2/6/2012...........     4,000         4,943
USA Waste Services, Incorporated, 6.505%, Due 12/15/2002....     1,500         1,501
WMX Technologies, Incorporated, 6.65%, Due 5/15/2005........     1,375         1,387
                                                                            --------
    TOTAL INDUSTRIAL........................................                  38,467
                                                                            --------
SOVEREIGN - 1.00%
Province of Quebec, 7.00%, Due 1/30/2007....................     2,170         2,265
                                                                            --------
    TOTAL SOVEREIGN.........................................                   2,265
                                                                            --------
TRANSPORTATION - 2.02%
Norfolk Southern Corporation,
  6.95%, Due 5/1/2002.......................................     3,000         3,081
  7.80%, Due 5/15/2027......................................     1,310         1,468
                                                                            --------
    TOTAL TRANSPORTATION....................................                   4,549
                                                                            --------
UTILITIES - 1.82%
Texas Utilities Electric Company, 9.50%, Due 8/1/1999.......     2,000         2,072
Western Resources, Incorporated, 6.875%, Due 8/1/2004.......     2,000         2,039
                                                                            --------
    TOTAL UTILITIES.........................................                   4,111
                                                                            --------
    TOTAL CORPORATE OBLIGATIONS.............................                  97,394
                                                                            --------

                             See accompanying notes

AMR INVESTMENT SERVICES INTERMEDIATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Par
                                                               Amount         Value
                                                              ---------     ---------
                                                              (dollars in thousands)
SHORT-TERM INVESTMENTS (NOTE A) - 18.59%
AMR Investments Strategic Cash Business Trust...............  $ 36,382      $ 36,382
First Boston Treasury Tri-Party Repurchase Agreement, 5.45%,
  Due 5/1/1998 (Collateral held at The Chase Manhattan Bank,
  N.A. by a U.S. Treasury Note, 7.50%, Due
  5/15/2002 -- Market Value: $5,468)........................     5,523         5,523
                                                                            --------
    TOTAL SHORT-TERM INVESTMENTS............................                  41,905
                                                                            --------
    TOTAL INVESTMENTS - 115.30% (COST $258,980).............                 259,875
                                                                            --------
    LIABILITIES, NET OF OTHER ASSETS  (15.30%)..............                 (34,485)
                                                                            --------
    TOTAL NET ASSETS-100%...................................                $225,390
                                                                            ========

---------------
Based on the cost of investments of $259,000 for federal income tax purposes at April 30, 1998, the aggregate gross unrealized appreciation was $1,356, the unrealized depreciation was $482, and the net unrealized appreciation of investments was $874.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:
MTN -- Medium-Term Note

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
AUSTRALIA COMMON STOCKS - 4.05%
Australia & New Zealand
  Banking Group..............  1,147,152    $     8,005
Brambles Industries,
  Limited....................    166,700          3,436
CSR, Limited.................    199,200            636
Foster's Brewing Group,
  Limited....................  1,900,300          4,138
GIO Australia Holdings, Limited... 1,191,949       3,419
Goodman Fielder, Limited.....  1,150,000          1,784
Mayne Nickless, Limited......    625,000          3,375
News Corporation, Limited....    210,000          1,408
News Corporation Preferred
  Rights.....................    345,000          1,943
Pioneer International,
  Limited....................  2,054,675          5,867
QBE Insurance Group, Limited... 1,149,636         5,277
RGC, Limited.................    550,000            753
WMC, Limited.................    785,000          2,794
                                            -----------
    TOTAL AUSTRALIA COMMON
      STOCKS.................                    42,835
                                            -----------
AUSTRIA -- 1.11%
PREFERRED STOCKS -- 0.32%
Bank Austria AG..............     44,000          3,401
                                            -----------
    TOTAL AUSTRIA PREFERRED
      STOCKS.................                     3,401
                                            -----------
COMMON STOCKS -- 0.79%
Boehler-Uddeholm AG..........     60,185          4,437
Evn Energie-Versorgung
  Niederroesterreich AG......      7,960          1,176
Mayr-Melnhof Karton AG.......     16,000          1,110
VA Technologie AG............     11,000          1,581
                                            -----------
    TOTAL AUSTRIA COMMON
      STOCKS.................                     8,304
                                            -----------
    TOTAL AUSTRIA............                    11,705
                                            -----------
BELGIUM COMMON STOCKS - 0.53%
Electrabel SA................      8,800          2,336
GIB Holdings, Limited, NPV...     29,000          1,425
Solvay Et Cie, NPV...........     25,000          1,880
                                            -----------
    TOTAL BELGIUM COMMON
      STOCKS.................                     5,641
                                            -----------
CANADA COMMON STOCKS - 4.11%
Alcan Aluminum, Limited......     97,000          3,147
Anderson Exploration,
  Limited....................    170,000          2,068
Canadian Imperial Bank of
  Commerce...................    157,200          5,588
IMASCO, Limited..............    119,000          4,480

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Methanex Corporation.........    275,000    $     2,394
Newbridge Network............    100,000          2,929
Noranda, Incorporated........    254,875          5,257
Oshawa Group, Limited........     66,000          1,061
Potash Corporation of
  Saskatchewan...............     40,704          3,625
Ranger Oil, Limited..........    116,200            808
Renaissance Energy...........    334,200          6,437
Telus Corporation............    210,000          5,660
                                            -----------
    TOTAL CANADA COMMON
      STOCKS.................                    43,454
                                            -----------
DENMARK COMMON STOCKS - 0.69%
BG Bank......................     20,750          1,213
Den Danske Bank..............     12,000          1,455
Teledanmark AS, "B"..........     16,700          1,403
Unidanmark AS, "A"...........     38,200          3,210
                                            -----------
    TOTAL DENMARK COMMON
      STOCKS.................                     7,281
                                            -----------
FINLAND COMMON STOCKS - 2.85%
Enso-Gutzeit OY, "R".........    212,000          2,257
Huhtamaki Group I Free.......     27,500          1,590
Merita Bank, Limited.........    785,000          5,259
Metra OY,"B".................    194,295          4,886
Metsa-Serla OY, "B"..........    100,000          1,037
Nokia OY, "A"................     87,000          5,845
Rauma OY.....................     83,277          1,559
UPM-Kymmene OY...............    254,280          7,631
                                            -----------
    TOTAL FINLAND COMMON
      STOCKS.................                    30,064
                                            -----------
FRANCE COMMON STOCKS - 9.56%
Alcatel Alsthom CG...........     47,200          8,745
Axa SA.......................     35,542          4,170
Banque Nationale de Paris....     45,000          3,791
Bongrain SA..................      2,274          1,171
Elf Aquitaine SA.............    117,700         15,432
France Telecom SA............    105,300          5,727
Groupe Danone................     40,300          9,510
La Farge.....................      5,415            497
La Farge-Coppee SA...........     64,983          6,134
Pechiney SA..................     51,800          2,316
Pernod-Ricard................     70,689          4,875
Rhone-Poulenc, "A"...........    126,100          6,163
Sa Des Galeries Lafayette....        162            142
Saint Gobain.................     21,848          3,638
Schneider SA.................     43,000          3,215
Scor SA......................     31,500          1,941
Seita........................    115,202          5,169
Societe Generale.............     37,984          7,903
Total Petroleum Company, "B"...    57,100         6,784
Usinor Sacilor...............    248,752          3,720
                                            -----------
    TOTAL FRANCE COMMON
      STOCKS.................                   101,043
                                            -----------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
GERMANY - 4.45%
PREFERRED STOCKS - 0.97%
Dyckerhoff AG................     14,274    $     4,916
Herlitz AG...................     23,947          1,455
Volkswagen AG................      6,570          3,899
                                            -----------
    TOTAL GERMANY PREFERRED
      STOCKS.................                    10,270
                                            -----------
COMMON STOCKS - 3.48%
BASF AG......................    120,300          5,356
BAYER AG.....................    149,125          6,632
BBS Kraftfahrzeugtechnik.....      1,526            269
Commerzbank AG...............    134,500          5,187
Deutsche Bank AG.............     36,000          2,770
Hoechst AG...................     41,700          1,682
Karstadt AG..................      4,000          1,806
Muenchener Rueckversicherungs
  AG.........................      7,160          2,434
Varta AG
  (non-income producing).....      1,440            286
Veba AG......................     93,500          6,179
Viag AG......................      7,340          3,718
Volkswagen AG................        505            402
                                            -----------
    TOTAL GERMANY COMMON
      STOCKS.................                    36,721
                                            -----------
    TOTAL GERMANY............                    46,991
                                            -----------
HONG KONG COMMON STOCKS - 3.57%
Asia Satellite
  Telecommunications
  Holdings, Limited..........    275,000            506
Cheung Kong Holdings,
  Limited....................    355,000          2,360
China Light and Power
  Company....................    818,000          3,928
Dickson Concepts
  (International), Limited...    643,000            888
Hang Lung Development
  Company, Limited...........  3,155,000          4,114
Hong Kong Aircraft
  Engineering Company,
  Limited....................      7,200             13
Hong Kong Electric
  Holdings...................    793,400          2,438
Hong Kong Telecommunications,
  Limited....................  1,024,400          1,918
HSBC Holdings, Limited.......    114,500          3,267
Hutchinson Whampoa,
  Limited....................    300,000          1,855
Hysan Development............    496,000            704
Hysan Development Company,
  Limited....................     49,600              1
National Mutual of Asia, Limited... 1,700,000       1,361
New World Development
  Company, Limited...........    919,000          2,616
Peregrine Investments
  Holdings, Limited..........    605,000            336
Peregrine Investments
  Holdings, Limited
  Warrants...................     55,000              1
South China Morning Post.....  7,886,000          4,734
Swire Pacific, Limited,
  "A"........................    632,500            539

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Swire Pacific, Limited "B"...  1,234,500    $     6,168
                                            -----------
    TOTAL HONG KONG COMMON
      STOCKS.................                    37,747
                                            -----------
IRELAND COMMON STOCKS - 0.73%
Jefferson Smurfit............  2,063,082          7,678
                                            -----------
    TOTAL IRELAND COMMON
      STOCKS.................                     7,678
                                            -----------
ITALY - 3.16%
PREFERRED STOCK - 0.20%
Concessioni E Costruzioni
  Autostrade.................    525,000          2,053
                                            -----------
    TOTAL ITALY PREFERRED
      STOCK..................                     2,053
                                            -----------
COMMON STOCKS - 2.96%
Burgo (Cartiere) SPA.........    225,020          1,803
Danieli Group................     94,960             25
Danieli Group Risp...........     94,960            504
Eni SPA......................    941,380          6,319
Fiat SPA.....................    775,000          3,073
Instituto Nazionale Delle
  Assicurazioni..............  1,000,000          2,988
Mediaset.....................    541,100          3,542
STET Risp Non Convertible....    550,000          4,113
STET Telecom Italia Risp.....  1,696,500          8,942
                                            -----------
    TOTAL ITALY COMMON
      STOCKS.................                    31,309
                                            -----------
    TOTAL ITALY..............                    33,362
                                            -----------
JAPAN COMMON STOCKS - 9.87%
Aisin Seiki Company,
  Limited....................    300,000          2,881
Aoyama Trading Company.......     68,100          1,572
Best Denki Company...........     26,000            148
Canon, Incorporated..........     54,000          1,279
Central Japan Railway........        500          1,718
Chudenko Corporation.........     33,000            764
Daibiru Corporation..........    240,000          1,615
Daicel Chemical..............    859,000          1,502
Eisai Company................    101,000          1,452
Fuji Photo Film..............    203,000          7,236
Fujisawa Pharmaceutical
  Company....................     77,000            751
Hitachi Zosen Corporation....    212,000            324
Hitachi, Limited.............    324,000          2,327
Japan Tobacco................        950          6,809
Kanamoto Company.............     51,000            239
KAO Corporation..............    365,000          5,373
Kioto Manufacturing Company,
  Limited....................    432,000          2,223
Kyocera Corporation..........    108,000          5,673
Makita Corporation...........     33,000            360
Matsushita Electric
  Industrial Company.........    304,000          4,878
Matsuzakaya Company..........    266,000          1,158
MOS Food Services............     97,000          1,237
NKK Corporation..............  1,200,000          1,044

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
NEC Corporation..............     79,000    $       891
Namco........................    150,000          3,048
Nichicon Corporation.........    293,000          3,193
Nichido Fire & Marine
  Insurance..................    393,000          2,109
Nintendo Company, Limited....     64,400          5,917
Nippon Telephone & Telegraph
  Company....................        370          3,248
Okumura Corporation..........    420,000          1,558
Ono Pharmaceutical...........     64,000          1,395
Promise Company, Limited.....    106,800          5,432
Ryosan Company...............      9,000            129
Sekisui Chemical Company,
  Limited....................    311,000          1,711
Shionogi & Company...........    173,000            940
Showa Sangyo Company.........    593,000          1,158
Sony Corporation.............     80,800          6,733
Sumitomo Marine & Fire
  Insurance..................    442,000          2,639
Sumitomo Rubber Industries...     77,000            455
Suzuki Motor Company,
  Limited....................    193,000          1,662
Toyo Seikan Kaisha...........    198,000          2,555
Yamanouchi Pharmaceutical....    127,000          3,009
Yamato Kogyo Company,
  Limited....................    120,000            896
Yodogawa Steel Works.........    499,000          2,115
Yoshitomi Pharmaceutical.....    185,000            976
                                            -----------
    TOTAL JAPAN COMMON
      STOCKS.................                   104,332
                                            -----------
MALAYSIA COMMON STOCKS - 0.44%
Genting BHD..................    508,700          1,687
Golden Hope Plantations
  BHD........................  1,668,000          2,060
Hicom Holdings BHD...........    529,300            209
Malaysian International
  Shipping Corporation BHD...    402,666            700
                                            -----------
    TOTAL MALAYSIA COMMON
      STOCKS.................                     4,656
                                            -----------
MEXICO COMMON STOCKS - 0.60%
Alfa, SA.....................    121,000            660
Consorcio Grupo Dina Sa De C
  V..........................    367,625          1,907
Grupo Mexico SA, Series
  "B"........................    435,000          1,409
Grupo Mexico SA, Series
  "L"........................     63,000            200
Industrias Penoles...........    215,000            886
Vitro Sa.....................    335,000          1,243
                                            -----------
    TOTAL MEXICO COMMON
      STOCKS.................                     6,305
                                            -----------
NETHERLANDS COMMON STOCKS - 6.47%
ABN AMRO Holdings NV.........    447,715         10,902
Akzo Nobel NV................     66,750         13,578
Fortis Amev NV...............     51,654          3,022
Hollandsche Beton Groep NV...    158,040          3,293
Ing Groep NV.................    235,577         15,309
Kon PTT Nederland............    129,410          6,687

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Koninklijke Bijenkorf Beheer NV...    17,400 $     1,240
Koninklijke KNP BT...........     58,010          1,593
Phillips Electronics.........    112,900          9,946
Unilever NV..................     40,000          2,847
                                            -----------
    TOTAL NETHERLANDS COMMON
      STOCKS.................                    68,417
                                            -----------
                                     Par
                                  Amount
                               ---------
NEW ZEALAND - 0.70%
FOREIGN BONDS - 0.01%
Brierley Investments, Limited
  Subordinated Convertible,
  9.00%, Due 6/30/1998.......  $      63             35
                                            -----------
    TOTAL NEW ZEALAND FOREIGN
      BONDS..................                        35
                                            -----------
                                  Shares
                               ---------
COMMON STOCKS - 0.69%
Brierley Investments,
  Limited....................  1,691,262            977
Carter Holt Harvey,
  Limited....................    605,889            805
Fisher & Paykel, Limited.....    660,000          1,962
Fletcher Challenge
  Building...................    775,250          1,568
Fletcher Challenge Forest....      8,284              5
Fletcher Challenge Paper.....    365,000            537
Lion Nathan, Limited.........    534,700          1,420
                                            -----------
    TOTAL NEW ZEALAND COMMON
      STOCKS.................                     7,274
                                            -----------
    TOTAL NEW ZEALAND........                     7,309
                                            -----------
NORWAY COMMON STOCKS - 1.79%
Den Norsk Bank, Series A.....    270,000          1,419
Kvaerner Industries AS.......    117,289          5,140
Norsk Hydro AS...............     60,000          2,993
Nycomed AS, Series B.........    190,771          6,190
Saga Petroleum...............     10,175            202
Saga Petroleum, Series B Free...   100,000        1,783
Unitor AS....................     80,000          1,234
                                            -----------
    TOTAL NORWAY COMMON
      STOCKS.................                    18,961
                                            -----------
SINGAPORE COMMON STOCKS - 0.47%
Development Bank of
  Singapore..................     46,000            305
Development Bank of
  Singapore, "A" Shares......     16,500            109
Fraser & Neave, Limited......    541,000          2,426
Hong Kong Land...............    708,847          1,000
Inchcape Berhad..............    325,000            112
Inchcape Motors..............    325,000            554
Singapore Finance, Limited...    387,000            293
Van Der Horst................    440,000            186
                                            -----------
    TOTAL SINGAPORE COMMON
      STOCKS.................                     4,985
                                            -----------
SPAIN COMMON STOCKS - 3.14%
Banco Popular Espanol........     28,000          2,296
Banco Santander SA...........    112,730          5,954

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Iberdrola SA.................    522,757    $     8,403
Repsol SA (BR)...............    100,135          5,486
Telefonica...................    144,000            113
Telefonica de Espana.........    261,900         10,929
                                            -----------
    TOTAL SPAIN COMMON
      STOCKS.................                    33,181
                                            -----------
SOUTH KOREA COMMON STOCKS - 0.10%
Korea Electric Power
  Corporation................     80,860          1,101
                                            -----------
    TOTAL SOUTH KOREA COMMON
      STOCKS.................                     1,101
                                            -----------
SWEDEN COMMON STOCKS - 4.06%
Assidoman AB.................     56,000          1,505
Astra AB, "B" Free...........     55,200          1,098
Autoliv Incorporated.........    105,000          3,189
Electrolux AB, "B"...........     95,015          8,840
Esselte AB, Class "A"........      2,000             45
Esselte AB, Class "B"........     17,000            389
Foreningssparbk..............    178,500          5,582
Granges AB...................     15,000            273
Nordbanken AS................    358,100          2,638
Pharmacia & Upjohn,
  Incorporated...............     91,300          3,982
Skandia Forsakrings AB.......     14,300            996
SKF AB, "B" Free.............     94,600          1,907
Stora Kopparsbergs Bergslags,
  "A"........................    122,100          2,091
Stora Kopparsbergs Bergslags,
  "B"........................     25,800            440
Svedala Industries, "A"
  Free.......................     90,000          2,146
Svenska Cellulosa, "B"
  Free.......................    149,400          4,305
Volvo AB.....................    120,000          3,504
                                            -----------
    TOTAL SWEDEN COMMON
      STOCKS.................                    42,930
                                            -----------
SWITZERLAND COMMON STOCKS - 6.36%
ABB AG.......................      2,840          4,658
Cie Fin Richemont............      3,940          5,648
Forbo Holding AG.............      3,280          1,684
Holderbank Financial
  Glarus-B...................      3,600          3,811
Nestle SA....................      9,541         18,510
Novartis AG..................      2,879          4,760
Schindler Holding AG (BR)....      1,110          1,795
Schweitz Ruckversiche........      3,676          8,112
SGS Holdings.................        240            409
Sig Schweitz Industries AG...     11,140          9,269
Sulzer AG....................      7,017          5,029
Zurich Versicherungs.........      5,700          3,473
                                            -----------
    TOTAL SWITZERLAND COMMON
      STOCKS.................                    67,158
                                            -----------
UNITED KINGDOM COMMON STOCKS - 22.86%
Aggreko, PLC.................    502,977          1,682
Albert Fisher Group, PLC.....    262,500            123
Allied Domecq, PLC...........    510,710          5,252

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Arcadia Group................     41,875    $       329
Arriva.......................    205,000          1,446
Associated British Foods
  Group, PLC.................     78,500            736
Bank of Scotland.............    306,044          3,761
BAT Industries, PLC..........    925,984          8,732
BG, PLC......................  1,332,016          7,116
British Energy, PLC..........    300,000          2,734
British Telecommunications...    732,400          7,954
BTR, PLC.....................  4,577,800         15,213
Bunzl, PLC...................    792,900          3,818
Burmah Castrol, PLC..........    366,050          7,571
Coats Viyella, PLC...........  1,695,330          2,636
Commercial Union, PLC........    474,200          8,872
Cookson Group, PLC...........  1,814,400          8,145
Cortaulds, PLC...............    362,000          2,657
Cortaulds Textiles, PLC......    150,000            805
Danka Business Systems, PLC..    604,100          3,005
Debenhams Retail.............     83,750            549
Diageo.......................    360,590          4,293
Elementis....................    511,260          1,299
English China Claylord
  Group......................    418,610          1,725
Express Dairies..............    250,000            679
General Electric.............    435,000          3,600
Great Universal Stores.......    239,500          3,648
Hanson, PLC..................  1,054,385          6,219
Hillsdown Holdings, PLC......  2,171,600          6,499
Hyder, PLC...................    289,000          4,648
Imperial Chemical Industries, PLC..    37,000         672
Imperial Tobacco Group.......    374,100          2,696
Inchcape, PLC................    300,000          1,122
Lex Service..................    350,000          3,540
Lonrho.......................    243,625          1,756
Lucasvarity, PLC.............    610,000          2,726
Medeva, PLC..................  2,156,273          6,417
National Grid Group, PLC.....    255,000          1,646
National Power, PLC..........     50,000            487
National Westminster Bank,
  PLC........................    543,219         10,872
Northern Foods, PLC..........    500,000          1,852
Peninsular & Orient Steam
  Company....................    294,158          4,340
Pilkington, PLC..............        363              1
PowerGen, PLC................    310,400          4,193
Premier Farnell, PLC.........    287,200          1,723
Racal Electronics, PLC.......    390,404          2,170
Reckitt & Coleman, PLC.......    394,754          7,953
RMC Group....................    212,500          3,731
Rolls Royce, PLC.............    243,273          1,135
Royal & Sun Alliance
  Insurance Group............    313,400          3,500
Safeway, PLC.................    459,677          2,740
Salvesen (Christian), PLC....    502,977          1,051
Scapa Group..................    525,000          1,663
Shell Transportation &
  Trading, PLC...............    135,000          1,004

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------    -----------
                                (dollars in thousands)
Somerfield...................    308,000    $     1,742
Southern Electric, PLC.......    151,400          1,411
Storehouse...................    880,000          3,642
Tate & Lyle, PLC.............    764,000          6,132
Tesco, PLC...................    343,819          3,219
Thames Water Group, PLC......    189,800          3,094
Tomkins......................  1,205,668          7,096
Transport Development
  Group......................     28,260            135
Transport Development Group,
  "B" shares.................     50,000             28
Unilever, PLC................    522,900          5,569
Vickers......................    695,000          2,742
WPP Group, PLC...............  1,369,800          8,692
Wolseley.....................    483,300          3,390
                                            -----------
    TOTAL UNITED KINGDOM
      COMMON STOCKS..........                   241,628
                                            -----------
UNITED STATES - 22.54%
FOREIGN SECURITIES DENOMINATED IN U.S. DOLLARS - 1.83%
Cho Hung Bank GDR............    340,000            417
Dairy Farm International.....    908,000          1,162
G P Batteries International,
  Limited....................    137,000            379
Kookmin Bank GDR.............     84,797            561
Kookmin Bank GDR,
  Series "S".................     50,000            331
Jardine Matheson Holdings,
  Limited....................    871,000          3,676
Jardine Strategic............  1,824,000          4,742
New Holland NV...............     80,000          1,960
Nova Corporation.............    225,000          2,559
Sk Telecom, Limited..........    115,051            856
Stolt-Nielsen SA, "B"........     38,000            722
Telmex ADR...................     35,000          1,982
                                            -----------
TOTAL FOREIGN SECURITIES
      DENOMINATED IN U.S.
      DOLLARS................                    19,347
                                            -----------

                                  Par
                                Amount         Value
                               ---------    -----------
                                (dollars in thousands)

                                  Par
                                Amount         Value
                               ---------    -----------
                                (dollars in thousands)
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS (NOTE
A) - 4.19%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.94%
Discount Note, 5.41%,
  Due 6/12/1998..............  $   4,435    $     4,407
Discount Note, 5.41%,
  Due 6/15/1998..............      1,365          1,356
Discount Note, 5.39%,
  Due 6/18/1998..............        419            416
Discount Note, 5.40%,
  Due 7/15/1998..............     14,530         14,367
                                            -----------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE CORPORATION...                    20,546
                                            -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.16%
5.40%, Due 5/15/1998.........        384            383
5.41%, Due 6/12/1998.........      1,267          1,259
                                            -----------
    TOTAL FEDERAL NATIONAL
      MORTGAGE ASSOCIATION...                     1,642
                                            -----------
U.S. TREASURY BILLS - 2.09%
Due 5/7/1998.................     13,275         13,264
Due 6/25/1998................      5,482          5,440
Due 7/23/1998................         77             76
Due 9/17/1998................      3,333          3,268
                                            -----------
    TOTAL U.S. TREASURY
      BILLS..................                    22,048
                                            -----------
    TOTAL UNITED STATES
      GOVERNMENT AND
      AGENCY OBLIGATIONS.....                    44,236
                                            -----------
SHORT-TERM INVESTMENTS (NOTE B) - 16.52%
AMR Investments Strategic
  Cash Business Trust........    174,553        174,553
                                            -----------
    TOTAL SHORT-TERM
      INVESTMENTS............                   174,553
                                            -----------
  TOTAL UNITED STATES........                   238,136
                                            -----------
TOTAL INVESTMENTS -
  114.21% (COST $989,636)....                 1,206,900
                                            -----------
LIABILITIES, NET OF OTHER
  ASSETS - (14.21%)..........                  (150,121)
                                            -----------
TOTAL NET ASSETS - 100%......               $ 1,056,779
                                            ===========

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Based on the cost of investments of $989,946 for federal income tax purposes at April 30, 1998, the aggregate gross unrealized appreciation was $257,641, the aggregate gross unrealized depreciation was $40,688, and the net unrealized appreciation of investments was $216,953.
(A) Rates associated with United States Government Bonds represent yield to maturity from time of purchase.
(B) Rates associated with short-term investments represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AB - Company (Sweden)
ADR - American Depository Receipt (United States)
AG - Company (Austria, Germany, Switzerland)
AS - Company (Denmark, Norway, Sweden)
BHD - Berhard (Malaysia)
BR - Bearer (Spain, Switzerland)
CG - Company General (France)
GDR - Global Depository Receipt (United States)
NPV - No Par Value (Belgium)
NV - Company (Netherlands, United States)
OY - Company (Finland)
PLC - Public Limited Corporation (United Kingdom)
SA - Company (Belgium, France, Mexico, Spain, Switzerland, United States) SPA - Company (Italy)

INDUSTRY DIVERSIFICATION
April 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                              Percent of
                                                              Net Assets
                                                              ----------
Capital Goods...............................................      7.14%
Consumer Durables...........................................      4.11%
Consumer Non-Durables.......................................     20.20%
Energy......................................................     10.38%
Finance.....................................................     19.91%
Materials and Services......................................     22.94%
Technology..................................................      4.71%
Transportation..............................................      1.49%
Utilities...................................................      2.62%
Fixed-Income................................................      4.19%
Short-Term Investments......................................     16.52%
Other Assets (Liabilities)..................................    (14.21%)
                                                                ------
          NET ASSETS........................................    100.00%
                                                                ======

AMR INVESTMENT SERVICES SHORT-TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Par
                                                                Amount       Value
                                                              ----------    --------
                                                              (dollars in thousands)
U.S. TREASURY NOTES - 6.27%
7.50%, Due 2/15/2005........................................  $    1,000    $  1,098
6.125%, Due 8/15/2007.......................................       5,000       5,138
                                                                            --------
    TOTAL U.S. TREASURY NOTES...............................                   6,236
                                                                            --------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS - 24.38%
Federal Home Loan Mortgage Corporation, M H-1 A REMIC,
  10.15%, Due 4/15/2006.....................................          73          74
Federal National Mortgage Association, 9.85%, Due
  11/1/2018.................................................      12,870      14,567
Government National Mortgage Association, Pool #780173,
  9.50%, Due 12/15/2019.....................................       8,791       9,595
                                                                            --------
    TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS..............                  24,236
                                                                            --------
CORPORATE OBLIGATIONS - 49.48%
FINANCIAL - 21.06%
Bear Stearns Company, Variable Rate, 5.59%, Due 7/10/2000...       5,000       4,987
Chrysler Finance Corporation, Variable Rate, 5.57%, Due
  7/17/2000.................................................       5,000       4,982
Ford Motor Credit Corporation, Variable Rate, 5.42%, Due
  8/7/2000..................................................       5,000       4,987
Merrill Lynch and Company, Variable Rate, 5.61%, Due
  6/27/2000.................................................       6,000       5,979
                                                                            --------
    TOTAL FINANCIAL.........................................                  20,935
                                                                            --------
INDUSTRIAL - 17.87%
Fort James Corporation, 8.375%, Due 11/15/2001..............       3,000       3,187
General Motors Corporation, 9.125%, Due 7/15/2001...........       4,000       4,352
Phillip Morris Companies, Incorporated 7.25%, Due
  1/15/2003.................................................       3,000       3,091
Pulte Corporation, 7.00%, Due 12/15/2003....................         750         765
Sears Roebuck & Company, MTN, 9.05%, Due 2/6/2012...........       1,000       1,236
Tandy Corporation, MTN,6.31%, Due 12/17/2001................       4,000       4,017
Weyerhaeuser Company, 9.05%, Due 2/1/2003...................       1,000       1,116
                                                                            --------
    TOTAL INDUSTRIAL........................................                  17,764
                                                                            --------
UTILITY - 7.21%
Puget Sound Power & Light Company, MTN, 6.50%, Due
  9/14/1999.................................................       3,000       3,023
Texas Utilities Electric Company
  9.50%, Due 8/1/1999.......................................       3,000       3,108
  7.375%, Due 8/1/2001......................................       1,000       1,034
                                                                            --------
    TOTAL UTILITY...........................................                   7,165
                                                                            --------
FOREIGN - 3.34%
Province of Quebec, 8.80%, Due 4/15/2003....................       3,000       3,326
                                                                            --------
    TOTAL FOREIGN...........................................                   3,326
                                                                            --------
    TOTAL CORPORATE OBLIGATIONS.............................                  49,190
                                                                            --------
ASSET-BACKED SECURITIES - 10.19%
Citibank Credit Card Master Trust, Series 1997 3-B, 6.989%,
  Due 2/10/2004.............................................       5,000       5,125
Saxon Asset Securities Trust, Series 1996-2A2, 6.475%, Due
  11/25/2020................................................       5,000       5,005
                                                                            --------
    TOTAL ASSET-BACKED SECURITIES...........................                  10,130
                                                                            --------
NON-AGENCY MORTGAGE BACKED OBLIGATIONS - 8.29%
Collateralized Mortgage Obligation Trust, 56 A, 9.00%, Due
  5/1/2014..................................................          64          65
Resolution Trust Corporation,
  1992-7 A3, 7.414%, Due 3/25/2022..........................       2,079       2,058
  1992-6 A3, 7.675%, Due 1/25/2026..........................       2,029       2,022
  1992-1 A1, 7.539%, Due 5/25/2028..........................       1,876       1,879
  1992-4 A2, 7,618%, Due 7/25/2028..........................       2,202       2,219
                                                                            --------
    TOTAL NON-AGENCY MORTGAGE BACKED OBLIGATIONS............                   8,243
                                                                            --------

AMR INVESTMENT SERVICES SHORT-TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Par
                                                                Amount       Value
                                                              ----------    --------
                                                              (dollars in thousands)
SHORT-TERM INVESTMENTS (NOTE A) - 1.66%
First Boston Treasury Tri-Party Repurchase Agreement, 5.45%,
  Due 5/1/1998 (Collateral held at The Chase Manhattan Bank,
  N.A., by 7.50% U.S. Treasury Note, Due 5/15/2002 -- Market
  Value -- $1,690)..........................................  $    1,649    $  1,649
                                                                            --------
    TOTAL SHORT-TERM INVESTMENTS............................                   1,649
                                                                            --------
TOTAL INVESTMENTS - 100.27% (COST $99,747)..................                  99,684
                                                                            --------
LIABILITIES, NET OF OTHER ASSETS - (0.27%)..................                    (273)
                                                                            --------
TOTAL NET ASSETS - 100%.....................................                $ 99,411
                                                                            ========

---------------

Based on the cost of investments of $99,747 for federal income tax purposes at April 30, 1998, the aggregate gross unrealized appreciation was $317, the unrealized depreciation was $381, and the net unrealized depreciation of investments was $64.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

MTN - Medium-Term Note
REMIC - Real Estate Mortgage Investment Conduit

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Short-
                                                                 Growth and    Intermediate    International      Term
                                                    Balanced       Income          Bond           Equity          Bond
                                                   ----------    ----------    ------------    -------------    --------
                                                                              (in thousands)
ASSETS:
    Investments in securities at value (cost -
      $1,056,357; $1,609,517; $258,980; $989,636;
      $99,747, respectively)*....................  $1,264,276    $2,205,597      $259,875       $1,206,900      $ 99,684
    Cash, including foreign currency.............           -         4,936             -           39,405             -
    Unrealized appreciation on foreign currency
      contracts..................................           -             -             -              149             -
    Dividends and interest receivable............       7,904         2,859         2,892            4,734         1,285
    Reclaims receivable..........................           -             -             -              378             -
    Receivable for investments sold..............      11,324         5,737             -            1,683             -
    Deferred organization costs, net.............           5             5            24                5             5
    Other assets.................................           -             -            17                -             -
                                                   ----------    ----------      --------       ----------      --------
        TOTAL ASSETS.............................   1,283,509     2,219,134       262,808        1,253,254       100,974
                                                   ----------    ----------      --------       ----------      --------
LIABILITIES:
    Payable for investments purchased............       9,811         2,587             -           20,375             -
    Payable upon return of securities loaned.....     188,674       131,834        36,382          174,553             -
    Management and investment advisory fees
      payable (Note 2)...........................         860         1,672            32            1,415            20
    Accrued organization costs...................          33            33            26               33            33
    Other liabilities............................       1,162           170           978              471         1,510
                                                   ----------    ----------      --------       ----------      --------
        TOTAL LIABILITIES........................     200,540       136,296        37,418          196,847         1,563
                                                   ----------    ----------      --------       ----------      --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS......................................  $1,082,969    $2,082,838      $225,390       $1,056,407      $ 99,411
                                                   ==========    ==========      ========       ==========      ========

* Includes repurchase agreements of $5,523 and $1,649 for the Intermediate Bond Portfolio and Short-Term Bond Portfolio, respectively.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Growth and    Intermediate   International    Short-Term
                                                    Balanced        Income          Bond          Equity           Bond
                                                  ------------   ------------   ------------   -------------   ------------
                                                                               (in thousands)
INVESTMENT INCOME:
    Interest income.............................    $ 13,817       $  1,256        $6,687        $  1,478         $3,434
    Dividend income (net of foreign taxes of
      $900 in International Equity Portfolio)...       6,727         20,564             -           9,659              -
    Income derived from securities lending,
      net.......................................         100            106             -              96              7
                                                    --------       --------        ------        --------         ------
        TOTAL INVESTMENT INCOME.................      20,644         21,926         6,687          11,233          3,441
                                                    --------       --------        ------        --------         ------
EXPENSES:
    Management and investment advisory fees
      (Note 2)..................................       1,489          2,763           254           1,899            119
    Custodian fees..............................          56             64            26             356              9
    Professional fees...........................          21             23             6              18              6
    Other expenses..............................          76            136            12             197             26
                                                    --------       --------        ------        --------         ------
        TOTAL EXPENSES..........................       1,642          2,986           298           2,470            160
                                                    --------       --------        ------        --------         ------
NET INVESTMENT INCOME...........................      19,002         18,940         6,389           8,763          3,281
                                                    --------       --------        ------        --------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
    Net realized gain (loss) on investments.....      40,130         79,804         2,422          20,202           (203)
    Net realized loss on foreign currency
      transactions..............................           -              -             -          (3,382)             -
    Change in net unrealized appreciation or
      depreciation of investments...............      55,236        196,590          (977)        121,521             63
    Change in net unrealized depreciation of
      foreign currency contracts and
      translations..............................           -              -             -         (15,024)             -
                                                    --------       --------        ------        --------         ------
        NET GAIN (LOSS) ON INVESTMENTS..........      95,366        276,394         1,445         123,317           (140)
                                                    --------       --------        ------        --------         ------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS....................................    $114,368       $295,334        $7,834        $132,080         $3,141
                                                    ========       ========        ======        ========         ======

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              Balanced                  Growth and Income              Intermediate Bond
                                    ----------------------------   ----------------------------   ----------------------------
                                                                                                  Six Months
                                      Six Months                     Six Months                      Ended
                                        Ended        Year Ended        Ended        Year Ended     April 30,    September 15,
                                    April 30, 1998   October 31,   April 30, 1998   October 31,      1998       to October 31,
                                     (Unaudited)        1997        (Unaudited)        1997       (Unaudited)        1997
                                    --------------   -----------   --------------   -----------   -----------   --------------
                                                                          (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income..........    $   19,002      $ 41,759       $   18,940     $   33,481     $  6,389        $  1,585
   Net realized gain (loss) on
    investments and foreign
    currency transactions.........        40,130       134,243           79,804        123,365        2,422             255
   Change in net unrealized
    appreciation or depreciation
    of investments and foreign
    currency translations.........        55,236        16,668          196,590        166,119         (977)          1,874
                                      ----------      --------       ----------     ----------     --------        --------
      NET INCREASE IN NET ASSETS
        RESULTING FROM
        OPERATIONS................       114,368       192,670          295,334        322,965        7,834           3,714
                                      ----------      --------       ----------     ----------     --------        --------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
   Contributions..................        98,202       282,834          208,660        446,329       37,575         224,975
   Withdrawals....................       (83,268)     (417,319)         (89,756)      (212,851)     (36,334)        (12,374)
                                      ----------      --------       ----------     ----------     --------        --------
      NET INCREASE (DECREASE) IN
        NET ASSETS RESULTING FROM
        TRANSACTIONS IN INVESTORS'
        BENEFICIAL INTERESTS......        14,934      (134,485)         118,904        233,478        1,241         212,601
                                      ----------      --------       ----------     ----------     --------        --------
NET INCREASE IN NET ASSETS........       129,302        58,185          414,238        556,443        9,075         216,315
                                      ----------      --------       ----------     ----------     --------        --------
NET ASSETS:
   Beginning of period............       953,667       895,482        1,668,600      1,112,157      216,315               -
                                      ----------      --------       ----------     ----------     --------        --------
   END OF PERIOD..................    $1,082,969      $953,667       $2,082,838     $1,668,600     $225,390        $216,315
                                      ==========      ========       ==========     ==========     ========        ========
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
------------------------------------------------------------------------------------------------------------------------------
RATIOS:
   Expenses to average net assets
    (annualized)..................          0.33%         0.34%            0.32%          0.34%        0.29%           0.29%
   Net investment income to
    average net assets
    (annualized)..................          3.79%         4.11%            2.04%          2.45%        6.20%           5.92%
   Portfolio turnover rate........            43%          105%              13%            35%         139%             47%
   Average commission rate paid*..         $0.0462     $0.0385            $0.0473       $0.0395             -             -

                                        International Equity            Short-Term Bond
                                    ----------------------------   -------------------------
                                                                   Six Months
                                      Six Months                      Ended
                                        Ended        Year Ended     April 30,    Year Ended
                                    April 30, 1998   October 31,      1998       October 31,
                                     (Unaudited)        1997       (Unaudited)      1997
                                    --------------   -----------   -----------   -----------
                                                  (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income..........    $    8,763      $ 15,411       $ 3,281      $ 13,988
   Net realized gain (loss) on
    investments and foreign
    currency transactions.........        16,820        21,331          (203)         (355)
   Change in net unrealized
    appreciation or depreciation
    of investments and foreign
    currency translations.........       106,497        57,105            63          (644)
                                      ----------      --------       -------      --------
      NET INCREASE IN NET ASSETS
        RESULTING FROM
        OPERATIONS................       132,080        93,847         3,141        12,989
                                      ----------      --------       -------      --------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
   Contributions..................       370,870       397,499        10,958        95,910
   Withdrawals....................      (208,216)     (134,169)       (8,257)     (188,507)
                                      ----------      --------       -------      --------
      NET INCREASE (DECREASE) IN
        NET ASSETS RESULTING FROM
        TRANSACTIONS IN INVESTORS'
        BENEFICIAL INTERESTS......       162,654       263,330         2,701       (92,597)
                                      ----------      --------       -------      --------
NET INCREASE IN NET ASSETS........       294,734       357,177         5,842        79,608
                                      ----------      --------       -------      --------
NET ASSETS:
   Beginning of period............       761,673       404,496        93,569       173,177
                                      ----------      --------       -------      --------
   END OF PERIOD..................    $1,056,407      $761,673       $99,411      $ 93,569
                                      ==========      ========       =======      ========
--------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
---------------------------------------------------------------------------------------------------------------------
RATIOS:
   Expenses to average net assets
    (annualized)..................          0.57%         0.57%         0.34%         0.30%
   Net investment income to
    average net assets
    (annualized)..................          2.03%         2.55%         6.90%         6.91%
   Portfolio turnover rate........            12%           15%           39%          282%
   Average commission rate paid*..        $0.159         $0.0164            -            -

---------------

* Foreign commissions usually are lower than U.S. commissions when expressed as cents per share due to the lower per share price of many non-U.S. securities.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Balanced Portfolio, the AMR Investment Services Growth and Income Portfolio, the AMR Investment Services Intermediate Bond Portfolio, the AMR Investment Services International Equity Portfolio, and the AMR Investment Services Short-Term Bond Portfolio (each a "Portfolio" and collectively the "Portfolios"). Prior to March 1, 1998, the AMR Investments Short-Term Bond Portfolio was known as the AMR Investment Services Limited-Term Income Fund. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995. The AMR Investment Services Intermediate Bond Portfolio commenced active operations on September 15, 1997.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the New York Stock Exchange (the "Exchange") or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Trust's Board of Trustees. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolios. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Portfolios include that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain on investments, as appropriate.

  Forward Foreign Currency Contracts

     The International Equity Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code. Accordingly, no provision for United States federal income or excise tax is necessary.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

  Deferred Organization Expenses

     Expenses incurred by a Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. Investment assets of the Balanced, Growth and Income, Intermediate Bond and International Equity Portfolios are managed by multiple investment advisers which have entered into separate

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Balanced, Growth and Income and International Equity Portfolios an annualized fee equal to .10% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolios. The Manager receives an annualized fee of .25% of the average daily net assets of the Intermediate Bond Portfolio and pays a portion of their fee to the investment advisor hired by the Manager to direct investment activities of the Portfolio. Management fees are paid as follows (dollars in thousands):

                                                                                                             Net
                                                                                       Amounts paid to     Amounts
                                                             Management   Management     Investment      Retained by
                                                             Fee Rates       Fee          Advisors         Manager
                                                             ----------   ----------   ---------------   -----------
Balanced Portfolio.........................................  .225%-.70%     $1,489         $1,009          $  480
Growth and Income Portfolio................................  .225%-.70%      2,763          1,863             900
Intermediate Bond Portfolio................................       .25%         254            106             148
International Equity Portfolio.............................  .25%-.90%       1,899          1,372             527

     The Manager serves as the sole investment adviser to the Short-Term Bond Portfolio. Pursuant to the Management Agreement, the Manager receives an annualized fee equal to .25% of the average daily net assets of the Short-Term Bond Portfolio.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 1998, the cost of air transportation was not material to any of the Portfolios.

3.  INVESTMENT TRANSACTIONS

     Investment transactions for the six months ended April 30, 1998 (excluding short-term investments) are as follows (in thousands):

                                                         Growth and   Intermediate   International   Short-Term
                                             Balanced      Income         Bond          Equity          Bond
                                             Portfolio   Portfolio     Portfolio       Portfolio     Portfolio
                                             ---------   ----------   ------------   -------------   ----------
Purchases..................................  $482,531     $417,287      $296,038       $309,228       $40,984
Proceeds from sales........................  $420,543     $228,973      $278,241       $ 99,220       $36,727

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

4.  COMMITMENTS

     In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the International Equity Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At April 30, 1998, the Portfolio had outstanding forward foreign currency contracts as follows:

                                                                      Settlement                Unrealized
                        Contracts to Deliver                             Date        Value      Gain/(Loss)
                        --------------------                          ----------   ----------   -----------
                                              (amounts in thousands)
79,000  French Franc................................................    6/19/98     $13,165        $ 677
   154  Irish Pound.................................................     5/5/98         217            1
   393  Pound Sterling..............................................     5/5/98         657            1
 1,600  Pound Sterling..............................................    11/9/98       2,653          (20)
 6,100  Pound Sterling..............................................    11/9/98      10,115          (60)
                                                                                    -------        -----
Total contracts to deliver (Receivable amount $27,406)..............                $26,807        $ 599
                                                                                    =======        =====
Contracts to Receive
--------------------------------------------------------------------
                                              (amounts in thousands)
    46  Canadian Dollar.............................................     5/1/98     $    32        $   0
   144  Deutsche Mark...............................................     5/4/98          80            0
29,000  French Franc................................................    6/19/98       4,833         (239)
21,300  French Franc................................................    6/19/98       3,550         (210)
 6,994  Japanese Yen................................................     5/1/98          53            0
21,139  Japanese Yen................................................     5/6/98         160            0
     6  Malaysian Ringgit...........................................     5/4/98           2            0
    14  Malaysian Ringgit...........................................     5/5/98           4            0
   169  Pound Sterling..............................................     5/6/98         283            0
    92  Pound Sterling..............................................     5/7/98         154            0
 1,185  Pound Sterling..............................................     5/1/98       1,981           (1)
                                                                                    -------        -----
Total contracts to receive (Payable amount $11,582).................                $11,132        $(450)
                                                                                    =======        =====

     The Portfolios may purchase securities with delivery or payment to occur at a later date. At the time the Portfolios enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolios until payment takes place. At the time the Portfolios enter into this type of transaction it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

5.  SECURITIES LENDING

     The Portfolios participate in a securities lending program under which securities are loaned to selected institutional investors. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that at all times equal at least 100% of the market value of the loaned securities plus accrued interest. The Portfolios may bear the risk of delay in recovery

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

of, or even loss of rights in, the securities loaned should the borrower of securities fail financially. The Portfolios receive fee income or the interest on the collateral less any fees and rebates paid to agents and transferees of securities. The Portfolios also continue to receive interest on the securities loaned, and any gain or loss in the market price of securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

     At April 30, 1998, securities with a market value of approximately $185,547,000, $128,785,000, $35,883,000 and $173,137,000 were loaned by the
Balanced, Growth and Income, Intermediate Bond and International Equity Portfolios, respectively. The Custodian for each Portfolio held an investment in the AMR Investments Strategic Cash Business Trust and in the AMR Investments Enhanced Yield Business Trust (collectively, the "Business Trusts") totaling $188,674,000, $131,834,000, $36,382,000 and $174,553,000 for the Balanced,
Growth and Income, Intermediate Bond and International Equity Portfolios, respectively. In addition, the Custodian held non-cash collateral totaling $3,040,000 and $3,616,000 for the Growth and Income and International Equity Portfolios, respectively. The Manager serves as Trustee and as investment adviser to the Business Trusts. The Manager receives from the Business Trusts an annualized fee equal to 0.10% and 0.13% of the average daily net assets of the Business Trusts.

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                            - Institutional Class -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009

                             - PlanAhead Class(R) -
                                P.O. Box 419643
                        Kansas City, Missouri 64141-6643
                                 (800) 388-3344

                             - Platinum Class(sm) -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009
This report is prepared for shareholders of the American AAdvantage Funds included herein and may be distributed to others only if preceded or accompanied by a current prospectus.
                            SEMI-ANNUAL REPORT
                              APRIL 30, 1998
                                  (LOGO)
                       AMERICAN AADVANTAGE FUNDS(R)
                            MONEY MARKET FUND
                       MUNICIPAL MONEY MARKET FUND
                    U.S. GOVERNMENT MONEY MARKET FUND
                                MANAGED BY
                      AMR INVESTMENT SERVICES, INC.

                                      LOGO

Dear Fellow Shareholder:

     We are pleased to report to you on the performance of the American AAdvantage Money Market Funds and to provide you with a copy of the Semi-Annual Report for the six months ended April 30, 1998.

  Market Recap

     During this period, the economy remained very strong with GDP growing 3.7% in the fourth quarter of 1997 and 4.8% the first quarter of 1998. Meanwhile, the unemployment rate dropped to its lowest level since 1970, and consumer confidence reached its highest level since 1968. Historically, strong economic momentum, low unemployment and high consumer confidence levels have led to inflation. However, this time we experienced wholesale deflation (prices declining), consumer disinflation (the rate of price increases declining) and uncertainty in Asia, all of which enabled the Federal Reserve to maintain steady interest rates with the Fed Funds rate at 5.50%.

     The Funds displayed strong performance during this period by investing in variable rate securities, several of which included daily, seven day or ninety day demand features. Additionally, the Funds curtailed their exposure to issuers with Asian implications, particularly Japanese banks, and continued to maintain their "AAA" rating from Fitch IBCA, a Nationally Recognized Statistical Rating Organization.

     We believe the Fed will continue its steady monetary policy in the near term and the Funds are well positioned to take advantage of these favorable conditions for the remainder of 1998.

  Performance Recap

     Money Market Fund

     For the six months ended April 30, 1998, the annualized total return of the Institutional Class of the American AAdvantage Money Market Fund was 5.61%. Lipper Analytical Services ranked the Institutional Class in the 16th percentile out of its universe of 189 Institutional Money Market Funds for that period. During the same six month period, the annualized total returns of the PlanAhead Class and the Platinum Class were 5.28% and 4.88%, respectively. During this period, the PlanAhead Class outperformed, while the Platinum Class matched, the Lipper Money Market Instrument Funds Average.

     Municipal Money Market Fund

     The Institutional Class of the American AAdvantage Municipal Money Market Fund achieved an annualized total return of 3.51% for the six month period ending April 30, 1998. Lipper Analytical Services ranked the Institutional Class in the 12th percentile out of its universe of 86 Institutional Tax-Exempt Money Market Funds during that period. During the same six month period, the annualized total returns of the PlanAhead Class and the Platinum Class were 3.23% and 2.82%, respectively. During this period, the PlanAhead Class outperformed, while the Platinum Class underperformed, the Lipper Tax-Exempt Money Market Instrument Funds Average. Since its inception, the American AAdvantage Municipal Money Market Fund has invested exclusively in high credit worthy municipal issuers that are further credit enhanced by either a bank letter of credit or bond insurance.

     U.S. Government Money Market Fund

     For the six month period ending April 30, 1998, the Institutional Class of the American AAdvantage U.S. Government Money Market Fund had an annualized total return of 5.46% and was ranked in the 19th percentile out of its Lipper universe of 86 Institutional U.S. Government Money Market Funds. During the same six month period, the annualized total returns of the PlanAhead Class and the Platinum Class were 5.10% and 4.74%, respectively. During this period, the PlanAhead Class outperformed, while the Platinum Class underperformed, the Lipper U.S. Government Money Market Instrument Funds Average.

     As always, we appreciate your confidence and support and we will continue to strive to provide you with above average returns.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN

                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                    U.S.
                                                                 Money          Municipal        Government
                                                                 Market        Money Market     Money Market
                                                              ------------     ------------     ------------
                                                                (in thousands, except share and per share
                                                                                 amounts)
ASSETS:
    Investment in Portfolio, at value.......................  $  1,803,549     $    89,363      $   141,875
    Receivable for expense reimbursement....................            --               3               --
    Other assets............................................            --              --               15
                                                              ------------     -----------      -----------
        TOTAL ASSETS........................................     1,803,549          89,366          141,890
                                                              ------------     -----------      -----------
LIABILITIES:
    Dividends payable.......................................         1,263               1              194
    Management and administrative services fees payable
      (Note 2)..............................................           297              33               35
    Other liabilities.......................................           324              12               --
                                                              ------------     -----------      -----------
        TOTAL LIABILITIES...................................         1,884              46              229
                                                              ------------     -----------      -----------
NET ASSETS..................................................  $  1,801,665     $    89,320      $   141,661
                                                              ============     ===========      ===========
ANALYSIS OF NET ASSETS:
    Paid-in-capital.........................................     1,801,665          89,320          141,661
                                                              ------------     -----------      -----------
NET ASSETS..................................................  $  1,801,665     $    89,320      $   141,661
                                                              ============     ===========      ===========
Shares outstanding (no par value):
    Institutional Class.....................................   980,558,319      10,440,317       25,756,830
                                                              ============     ===========      ===========
    PlanAhead Class.........................................   214,433,741       7,750,936       38,003,967
                                                              ============     ===========      ===========
    Platinum Class..........................................   606,673,149      71,128,870       77,900,621
                                                              ============     ===========      ===========
Net asset value per share, offering and redemption price per share:
    Institutional Class.....................................  $       1.00     $      1.00      $      1.00
                                                              ============     ===========      ===========
    PlanAhead Class.........................................  $       1.00     $      1.00      $      1.00
                                                              ============     ===========      ===========
    Platinum Class..........................................  $       1.00     $      1.00      $      1.00
                                                              ============     ===========      ===========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                U.S.
                                                                 Money        Municipal      Government
                                                                 Market      Money Market   Money Market
                                                                 ------      ------------   ------------
                                                                            (in thousands)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Interest income.........................................    $54,986         $1,658         $3,313
    Portfolio expenses......................................     (1,609)           (88)          (112)
                                                                -------         ------         ------
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO......     53,377          1,570          3,201
                                                                -------         ------         ------
FUND EXPENSES:
    Administrative service fees (Note 2):
      Institutional Class...................................        293              2              7
      PlanAhead Class.......................................         49              2              3
      Platinum Class........................................      1,354            181            185
    Transfer agent fees:
      Institutional Class...................................         27             --              1
      PlanAhead Class.......................................         64              2              5
      Platinum Class........................................          1             --              1
    Professional fees.......................................         28              1              2
    Registration fees and expenses..........................         59             26             37
    Distribution fees - Platinum Class......................        677             92             92
    Service fees - PlanAhead Class..........................        246             10             15
    Other expenses..........................................         68              9             12
                                                                -------         ------         ------
        TOTAL FUND EXPENSES.................................      2,866            325            360
                                                                -------         ------         ------
LESS REIMBURSEMENT OF EXPENSES (NOTE 2).....................         --              3              1
                                                                -------         ------         ------
NET FUND EXPENSES...........................................      2,866            322            359
                                                                -------         ------         ------
NET INVESTMENT INCOME.......................................     50,511          1,248          2,842
                                                                -------         ------         ------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
    Net realized gain on investments........................         41             --             --
                                                                -------         ------         ------
        NET GAIN ON INVESTMENTS.............................         41             --             --
                                                                -------         ------         ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $50,552         $1,248         $2,842
                                                                =======         ======         ======

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          Municipal                U.S. Government
                                            Money Market                Money Market                Money Market
                                     --------------------------   -------------------------   -------------------------
                                     Six Months                   Six Months                  Six Months
                                        Ended          Year          Ended         Year          Ended         Year
                                      April 30,       Ended        April 30,       Ended       April 30,       Ended
                                        1998       October 31,       1998       October 31,      1998       October 31,
                                     (Unaudited)       1997       (Unaudited)      1997       (Unaudited)      1997
                                     -----------   ------------   -----------   -----------   -----------   -----------
                                                                       (in thousands)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income..........  $   50,511    $     93,000    $   1,248     $   1,938     $   2,842     $   4,950
    Net realized gain on
      investments..................          41              29           --            --            --             5
                                     -----------   ------------    ---------     ---------     ---------     ---------
          NET INCREASE IN
          NET ASSETS
          RESULTING FROM
          OPERATIONS...............      50,552          93,029        1,248         1,938         2,842         4,955
                                     -----------   ------------    ---------     ---------     ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income:
      Institutional Class..........     (32,373)        (73,743)        (105)          (64)         (775)       (1,541)
      PlanAhead Class..............      (5,122)         (7,500)        (147)         (221)         (306)         (841)
      Platinum Class...............     (13,016)        (11,757)        (996)       (1,653)       (1,761)       (2,568)
    Net realized gain on
      investments:
      Institutional Class..........         (25)            (24)          --            --            --            (2)
      PlanAhead Class..............          (4)             (2)          --            --            --            --
      Platinum Class...............         (12)             (3)          --            --            --            (3)
                                     -----------   ------------    ---------     ---------     ---------     ---------
          NET DISTRIBUTIONS
          TO SHAREHOLDERS..........     (50,552)        (93,029)      (1,248)       (1,938)       (2,842)       (4,955)
                                     -----------   ------------    ---------     ---------     ---------     ---------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of
      shares.......................   6,352,265      18,317,950      121,738       163,384       161,529       332,729
    Reinvestment of dividends and
      distributions................      38,208          62,571        1,326         1,875         2,615         3,495
    Cost of shares redeemed........  (6,396,059)    (18,207,080)    (107,585)     (143,626)     (124,914)     (313,363)
                                     -----------   ------------    ---------     ---------     ---------     ---------
          NET INCREASE (DECREASE)
          IN NET ASSETS FROM
          CAPITAL SHARE
          TRANSACTIONS.............      (5,586)        173,441       15,479        21,633        39,230        22,861
                                     -----------   ------------    ---------     ---------     ---------     ---------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................      (5,586)        173,441       15,479        21,633        39,230        22,861
NET ASSETS:
    Beginning of period............   1,807,251       1,633,810       73,841        52,208       102,431        79,570
                                     -----------   ------------    ---------     ---------     ---------     ---------
    END OF PERIOD..................  $1,801,665    $  1,807,251    $  89,320     $  73,841     $ 141,661     $ 102,431
                                     ===========   ============    =========     =========     =========     =========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage Money Market, American AAdvantage Municipal Money Market and American AAdvantage U.S. Government Money Market Funds (each a "Fund" and collectively, the "Funds"), each a series of the Trust. The Trust commenced sales of a second class of shares of the Funds, designated as "Mileage Class" shares, on November 1, 1991 for the Money Market Fund, November 1, 1993 for the U.S. Government Money Market Fund and on November 10, 1993 for the Municipal Money Market Fund. At the same time, the existing shares of each Fund were redesignated as "Institutional Class" shares. The Trust commenced sales on August 1, 1994 of a third class of shares of the Funds, designated as "PlanAhead Class" shares and on November 7, 1995 a fourth class of shares of the Funds, designated as "Platinum Class" shares. The Mileage Class of each Fund was terminated on November 15, 1995.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:                & INVESTS ASSETS IN &       AMR INVESTMENT SERVICES TRUST:
    Money Market Fund                                               Money Market Portfolio
    Municipal Money Market Fund                                     Municipal Money Market Portfolio
    U.S. Government Money Market Fund                               U.S. Government Money Market Portfolio

     Each AMR Investment Services Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (91.14%, 75.63% and 81.06% at April 30, 1998 of the AMR Investment Services Money Market, Municipal Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income and realized gain
(loss) in the Portfolio each day. All net investment income and realized gain
(loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     All dividends paid by the Municipal Money Market Fund were "exempt - interest dividends" and therefore 100% free of any regular federal income tax. Approximately 46% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class's pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Service Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .05% of the average daily net assets of the Institutional and PlanAhead Classes of each of the Funds and .50% of the average daily net assets of the Platinum Classes of each of the Funds.

  Distribution Plan

     The Trust has adopted a "defensive" Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the plan authorizes the fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 1998, the cost of air transportation was not material to any of the Funds.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

3.  CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands). Each share is valued at $1.00:

                                                              Institutional   PlanAhead   Platinum
              Six Months Ended April 30, 1998                     Class         Class      Class
              -------------------------------                 -------------   ---------   --------
Money Market Fund
------------------------------------------------------------
Shares sold.................................................     5,401,939     409,263     541,063
Reinvestment of dividends...................................        21,863       3,789      12,556
Shares redeemed.............................................    (5,564,475)   (390,210)   (441,374)
                                                               -----------    --------    --------
Net increase (decrease) in capital shares outstanding.......      (140,673)     22,842     112,245
                                                               ===========    ========    ========
Municipal Money Market Fund
------------------------------------------------------------
Shares sold.................................................        21,440      14,217      86,081
Reinvestment of dividends...................................           105          99       1,122
Shares redeemed.............................................       (11,473)    (16,178)    (79,934)
                                                               -----------    --------    --------
Net increase (decrease) in capital shares outstanding.......        10,072      (1,862)      7,269
                                                               ===========    ========    ========
U.S. Government Money Market Fund
------------------------------------------------------------
Shares sold.................................................        39,432      62,760      59,337
Reinvestment of dividends...................................           462         147       2,006
Shares redeemed.............................................       (44,083)    (28,950)    (51,881)
                                                               -----------    --------    --------
Net increase (decrease) in capital shares outstanding.......        (4,189)     33,957       9,462
                                                               ===========    ========    ========

                                                              Institutional   PlanAhead   Platinum
                Year Ended October 31, 1997                       Class         Class      Class
                ---------------------------                   -------------   ---------   --------
Money Market Fund
------------------------------------------------------------
Shares sold.................................................    17,322,904     411,807     583,239
Reinvestment of dividends...................................        45,735       6,564      10,272
Shares redeemed.............................................   (17,651,928)   (336,072)   (219,080)
                                                               -----------    --------    --------
Net increase (decrease) in capital shares outstanding.......      (283,289)     82,299     374,431
                                                               ===========    ========    ========
Municipal Money Market Fund
------------------------------------------------------------
Shares sold.................................................         6,976      29,523     126,885
Reinvestment of dividends...................................            63         196       1,616
Shares redeemed.............................................        (6,677)    (22,469)   (114,480)
                                                               -----------    --------    --------
Net increase in capital shares outstanding..................           362       7,250      14,021
                                                               ===========    ========    ========
U.S. Government Money Market Fund
------------------------------------------------------------
Shares sold.................................................       195,681     (57,582)     79,466
Reinvestment of dividends...................................           852         164       2,479
Shares redeemed.............................................      (192,181)    (55,522)    (65,660)
                                                               -----------    --------    --------
Net increase in capital shares outstanding..................         4,352       2,224      16,285
                                                               ===========    ========    ========

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                        Institutional Class
                                 Six Months      ------------------------------------------------------------------
                                    Ended                              Year Ended October 31,
                                  April 30,      ------------------------------------------------------------------
                                    1998            1997           1996           1995         1994         1993
                                 -----------     ----------     ----------     ----------   ----------   ----------
                                 (Unaudited)
Net asset value, beginning of
  period.......................   $   1.00       $     1.00     $     1.00     $     1.00   $     1.00   $     1.00
                                  --------       ----------     ----------     ----------   ----------   ----------
    Net investment income......       0.03(A)          0.06(A)        0.05(A)        0.06         0.04         0.03
    Less dividends from net
      investment income........      (0.03)           (0.06)         (0.05)         (0.06)       (0.04)       (0.03)
                                  --------       ----------     ----------     ----------   ----------   ----------
Net asset value, end of
  period.......................   $   1.00       $     1.00     $     1.00     $     1.00   $     1.00   $     1.00
                                  ========       ==========     ==========     ==========   ==========   ==========
Total return...................      2.78%            5.60%          5.57%          5.96%        3.85%        3.31%
                                  ========       ==========     ==========     ==========   ==========   ==========
Ratios and supplemental data:
    Net assets, end of period
      (in thousands)...........   $980,558       $1,123,649     $1,406,939     $1,206,041   $1,893,144   $2,882,947
    Ratios to average net
      assets (annualized):
        Expenses...............      0.24%(A)         0.23%(A)       0.24%(A)       0.23%        0.21%        0.23%
        Net investment
          income...............      5.53%(A)         5.46%(A)       5.41%(A)       5.79%        3.63%        3.23%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for the entire year.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                         PlanAhead Class                                              Platinum Class
-----------------------------------------------------------------       -------------------------------------------
Six Months                                             August 1,        Six Months                      November 7,
   Ended             Year Ended October 31,               to               Ended        Year Ended        1995 to
 April 30,      ---------------------------------     October 31,        April 30,      October 31,     October 31,
   1998           1997         1996        1995          1994              1998            1997            1996
-----------     --------     --------     -------     -----------       -----------     -----------     -----------
(Unaudited)                                                             (Unaudited)
 $   1.00       $   1.00     $   1.00     $  1.00        $1.00           $   1.00        $   1.00        $   1.00
 --------       --------     --------     -------        -----           --------        --------        --------
     0.03 (A)       0.05(A)      0.05(A)     0.05         0.01               0.02(A)         0.05(A)         0.05(A)
    (0.03)         (0.05)       (0.05)      (0.05)       (0.01)             (0.02)(A)       (0.05)          (0.05)
 --------       --------     --------     -------        -----           --------        --------        --------
 $   1.00       $   1.00     $   1.00     $  1.00        $1.00           $   1.00        $   1.00        $   1.00
 ========       ========     ========     =======        =====           ========        ========        ========
    2.62%          5.28%        5.21%       5.60%        1.07%(B)           2.42%           4.87%           4.73%(C)
 ========       ========     ========     =======        =====           ========        ========        ========
 $214,434       $189,189     $106,890     $41,989        $  25           $606,673        $494,413        $119,981
    0.55% (A)      0.54%(A)     0.58%(A)    0.55%        0.70%              0.95%(A)        0.93%(A)        0.94%(A)
    5.22% (A)      5.17%(A)     5.06%(A)    5.56%        4.42%              4.81%(A)        4.80%(A)        4.63%(A)

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                              Institutional Class
                                        ---------------------------------------------------------------
                                        Six Months                                         November 10,
                                           Ended            Year Ended October 31,           1993 to
                                         April 30,      ------------------------------     October 31,
                                           1998          1997        1996        1995          1994
                                        -----------     ------      ------      ------     ------------
                                        (Unaudited)
Net asset value, beginning of
  period..............................    $  1.00       $ 1.00      $ 1.00      $ 1.00        $ 1.00
                                          -------       ------      ------      ------        ------
    Net investment income.............       0.02(A)      0.04(A)     0.04(A)     0.04          0.02
    Less dividends from net investment
      income..........................      (0.02)       (0.04)      (0.04)      (0.04)        (0.02)
                                          -------       ------      ------      ------        ------
Net asset value, end of period........    $  1.00       $ 1.00      $ 1.00      $ 1.00        $ 1.00
                                          =======       ======      ======      ======        ======
Total return..........................      1.74%        3.52%       3.59%       3.75%         2.38%
                                          =======       ======      ======      ======        ======
Ratios and supplemental data:
    Net assets, end of period (in
      thousands)......................    $10,440       $  369      $    6      $    7        $9,736
    Ratios to average net assets
      (annualized)(B):
         Expenses.....................      0.33%(A)     0.27%(A)    0.35%       0.30%
         Net investment income........      3.27%(A)     3.49%(A)    3.70%       2.38%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Operating results of each class of the Municipal Money Market Fund in the years and periods indicated below excluded fees waived by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets for each class would have been as follows:

                                                             Institutional Class
                                       ---------------------------------------------------------------
                                       Six Months                                         November 10,
                                          Ended            Year Ended October 31,           1993 to
                                        April 30,      ------------------------------     October 31,
                                          1998          1997        1996        1995          1994
                                       -----------     ------      ------      ------     ------------
                                       (Unaudited)
   Ratio of expenses to average net
     assets (annualized).............     0.33%         0.32%       0.33%       0.55%         0.50%
   Ratio of net investment income to
     average net assets
     (annualized)....................     3.27%         3.48%       3.43%       3.50%         2.18%

(C) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 10, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for entire year.

(D) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

--------------------------------------------------------------------------------

                     PlanAhead Class                                         Platinum Class
----------------------------------------------------------     ------------------------------------------
Six Months                                      August 1,      Six Months                     November 7,
   Ended         Year Ended October 31,            to             Ended        Year Ended       1995 to
 April 30,    ----------------------------     October 31,      April 30,      October 31,    October 31,
   1998        1997       1996       1995         1994            1998            1997           1996
-----------   ------     ------     ------     -----------     -----------     -----------    -----------
(Unaudited)                                                    (Unaudited)
  $ 1.00      $ 1.00     $ 1.00     $ 1.00       $ 1.00          $  1.00         $  1.00        $  1.00
  ------      ------     ------     ------       ------          -------         -------        -------
    0.02 (A)    0.03(A)    0.03(A)    0.03         0.01             0.01(A)         0.03(A)        0.03(A)
   (0.02)      (0.03)     (0.03)     (0.03)       (0.01)           (0.01)          (0.03)         (0.03)
  ------      ------     ------     ------       ------          -------         -------        -------
  $ 1.00      $ 1.00     $ 1.00     $ 1.00       $ 1.00          $  1.00         $  1.00        $  1.00
  ======      ======     ======     ======       ======          =======         =======        =======
   1.60%       3.24%      3.27%      3.39%        0.63%(C)         1.40%           2.79%          2.81%(D)
  ======      ======     ======     ======       ======          =======         =======        =======
  $7,751      $9,590     $2,340     $  129       $   --          $71,129         $63,883        $49,862
   0.66% (A)   0.60%(A)   0.62%(A)   0.72%        0.77%            1.04%(A)        1.03%(A)       0.97%(A)
   3.17% (A)   3.18%(A)   3.12%(A)   3.32%        2.49%            2.81%(A)        2.75%(A)       2.72%(A)

                     PlanAhead Class                                         Platinum Class
----------------------------------------------------------     ------------------------------------------
Six Months                                      August 1,      Six Months                     November 7,
   Ended         Year Ended October 31,            to             Ended        Year Ended       1995 to
 April 30,    ----------------------------     October 31,      April 30,      October 31,    October 31,
   1998        1997       1996       1995         1994            1998            1997           1996
-----------   ------     ------     ------     -----------     -----------     -----------    -----------
(Unaudited)                                                    (Unaudited)
   0.66%       0.61%      0.67%      0.92%        0.97%            1.05%           1.04%          1.02%
   3.17%       3.17%      3.07%      3.12%        2.29%            2.80%           2.74%          2.67%

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                      Institutional Class
                                               ------------------------------------------------------------------
                                               Six Months
                                                  Ended                     Year Ended October 31,
                                                April 30,    ----------------------------------------------------
                                                  1998       1997(C)      1996        1995      1994       1993
                                               -----------   -------     -------     -------   -------   --------
                                               (Unaudited)
Net asset value, beginning of period.........    $  1.00     $ 1.00      $  1.00     $  1.00   $  1.00   $   1.00
                                                 -------     -------     -------     -------   -------   --------
    Net investment income....................       0.03(A)    0.05(A)      0.05(A)     0.06      0.04       0.03
    Less dividends from net investment
      income.................................      (0.03)     (0.05)       (0.05)      (0.06)    (0.04)     (0.03)
                                                 -------     -------     -------     -------   -------   --------
Net asset value, end of period...............    $  1.00     $ 1.00      $  1.00     $  1.00   $  1.00   $   1.00
                                                 =======     =======     =======     =======   =======   ========
Total return.................................      2.71%      5.36%        5.29%       5.67%     3.70%      3.07%
                                                 =======     =======     =======     =======   =======   ========
Ratios and supplemental data:
    Net assets, end of period (in
      thousands).............................    $25,757     $29,946     $25,595     $47,184   $67,607   $136,813
    Ratios to average net assets
      (annualized)(E):
        Expenses.............................      0.34%(A)   0.27%(A)     0.32%(A)    0.32%     0.25%      0.23%
        Net investment income................      5.40%(A)   5.24%(A)     5.16%(A)    5.49%     3.44%      2.96%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for the entire year.

(C) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

(D) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(E) The method of determining average net assets was changed from a monthly average to a daily average starting with the period ended October 31, 1994.

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                       PlanAhead Class                                          Platinum Class
--------------------------------------------------------------   ---------------------------------------------
Six Months                                                        Six Months                    November 7,
   Ended          Year Ended October 31,          August 1,         Ended                         1995 to
 April 30,    -------------------------------   to October 31,    April 30,     October 31,     October 31,
   1998       1997(C)      1996        1995          1994            1998         1997(C)           1996
-----------   -------     -------     -------   --------------   ------------   -----------   ----------------
(Unaudited)                                                      (Unaudited)
  $  1.00     $ 1.00      $  1.00     $  1.00      $  1.00         $  1.00        $  1.00         $  1.00
  -------     -------     -------     -------      -------         -------        -------         -------
     0.03 (A)   0.05(A)      0.05(A)     0.05         0.01            0.02(A)        0.05(A)         0.04(A)
    (0.03)     (0.05)       (0.05)      (0.05)       (0.01)          (0.02)         (0.05)          (0.04)
  -------     -------     -------     -------      -------         -------        -------         -------
  $  1.00     $ 1.00      $  1.00     $  1.00      $  1.00         $  1.00        $  1.00         $  1.00
  =======     =======     =======     =======      =======         =======        =======         =======
    2.53%      5.08%        4.94%       5.19%        1.00%(B)        2.35%          4.61%()         4.47%(D)
  =======     =======     =======     =======      =======         =======        =======         =======
  $38,004     $4,046      $ 1,822     $   530      $     -         $77,901        $68,439         $52,153
    0.65% (A)  0.52%(A)     0.67%(A)    0.76%        0.75%           1.02%(A)       0.99%(A)        1.00%(A)
    5.05% (A)  5.00%(A)     4.74%(A)    5.19%        3.94%           4.71%(A)       4.53%(A)        4.35%(A)

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Par
                                                                Amount        Value
                                                              ----------    ----------
                                                               (dollars in thousands)
EURODOLLAR TIME DEPOSITS (NOTE A) - 2.47%
Skandinaviska Enskilda Banken, 5.531%, Due 5/1/1998.........  $   48,950    $   48,950
                                                                            ----------
    TOTAL EURODOLLAR TIME DEPOSITS..........................                    48,950
                                                                            ----------
CERTIFICATES OF DEPOSIT (NOTE A) - 33.36%
FOREIGN BANKS - 14.81%
Christiania Bank, Variable Rate, 5.627%, Due 6/29/1998......      93,000        93,000
Postipankki, Limited, New York, Variable Rate, 5.585%, Due
  10/28/1998 (Note C).......................................     100,000       100,000
Societe Generale, New York, Variable Rate, 5.587%, Due
  1/19/1999.................................................     100,000        99,965
                                                                            ----------
    TOTAL FOREIGN BANKS.....................................                   292,965
                                                                            ----------
DOMESTIC BANKS - 18.55%
Banco Popular de Puerto Rico, Variable Rate,
  5.644%, Due 6/15/1998.....................................      50,000        50,000
  5.656% Due 5/10/1999,.....................................      50,000        50,000
Comerica Bank, Detroit, 5.547%, Due 9/11/1998...............      95,000        94,978
CoreStates Bank N.A., Variable Rate, 5.627%, Due
  6/12/1998.................................................      25,000        25,000
Fleet Bank, 6.037%, Due 3/19/1999...........................      10,000        10,035
PNC Bank, N.A., 5.577%, Due 1/19/1999.......................     100,000        99,959
U.S. Bank, N.A., Variable Rate, 5.563%, Due 6/22/1998.......      37,200        37,197
                                                                            ----------
    TOTAL DOMESTIC BANKS....................................                   367,169
                                                                            ----------
    TOTAL CERTIFICATES OF DEPOSIT...........................                   660,134
                                                                            ----------
PROMISSORY NOTES (NOTES A AND C) - 26.78%
Combined Insurance, Variable Rate, 5.747%, Due 12/10/1998...      50,000        50,000
First Allmerica Financial Life Insurance Company, Variable
  Rate, Due 11/5/1998 (Note D)..............................      90,000        90,000
General American Life Insurance Company, 5.737%, Due
  11/20/1997................................................     110,000       110,000
Goldman Sachs Group L.P., Variable Rate,
  5.667%, Due 10/2/1998 (Note C)............................     100,000       100,000
  5.605%, Due 11/3/1998 (Note C)............................      10,000        10,000
Jackson National Life Insurance Company, 5.696%, Due
  9/1/1998 (Note C).........................................     100,000       100,000
Security Life of Denver, 5.737%, Due 3/24/1999..............      40,000        40,000
Transamerica Life & Annuity Insurance Company, 5.656%, Due
  5/13/1999.................................................      30,000        30,000
                                                                            ----------
    TOTAL PROMISSORY NOTES..................................                   530,000
                                                                            ----------
COMMERCIAL PAPER (NOTE A) - 3.03%
Bankers Trust New York Corporation, Variable Rate, 5.669%,
  Due 7/30/1998.............................................      60,000        60,000
                                                                            ----------
    TOTAL COMMERCIAL PAPER..................................                    60,000
                                                                            ----------
VARIABLE RATE MEDIUM-TERM NOTES (NOTE A) - 32.67%
American Honda Finance Corporation, 144A, (Note E) 5.667%,
  Due 4/16/1999.............................................      95,000        95,000
Bankers Trust New York Corporation, 5.605%, Due 2/19/1999...      40,000        39,997
Bear Stearns Companies, Incorporated, 5.975%, Due
  5/15/1998.................................................       8,000         8,001
Fleet Mortgage Group, Incorporated, 5.875%, Due 7/27/1998...      22,500        22,512
General Motors Acceptance Corporation, 5.702%, Due
  2/2/2000..................................................     115,000       115,000
International Business Machines Corporation, 5.547%, Due
  4/5/1999..................................................      88,000        87,953
Lehman Brothers Holdings, Incorporated, 5.697%, Due
  1/20/1999.................................................     100,000       100,000
Merrill Lynch and Company, Incorporated,
  5.904%, Due 5/19/1998.....................................      25,000        25,039
  5.825%, Due 2/5/1999......................................      15,000        15,030
Morgan Stanley Group, Incorporated, 5.904%, Due 3/1/1999....       6,000         6,015
NationsBank, 5.784%, Due 12/18/1998.........................      32,000        32,041
Sanwa Business Credit Corporation, 144A, (Note E) 5.756%,
  Due 5/14/1999.............................................     100,000       100,000
                                                                            ----------
    TOTAL VARIABLE RATE MEDIUM-TERM NOTES...................                   646,553
                                                                            ----------

                             See accompanying notes

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Par
                                                                Amount        Value
                                                              ----------    ----------
                                                               (dollars in thousands)
REPURCHASE AGREEMENTS (NOTES A AND B) - 0.39%
Goldman Sachs Tri-Party Government Repurchase Agreement,
  5.35%, Due 5/1/1998, (Collateral held at The Bank of New
  York Company, Incorporated by Federal Home Loan Mortgage
  Corporation 6.62%, Due 3/17/2008 through Federal Home Loan
  Mortgage Corporation 6.20%, Due 9/8/2008 -- Market Value
  $7,804)...................................................  $    7,650    $    7,650
                                                                            ----------
    TOTAL REPURCHASE AGREEMENTS.............................                     7,650
                                                                            ----------
TOTAL INVESTMENTS - 98.70% (COST $1,953,287)................                 1,953,287
                                                                            ----------
OTHER ASSETS, NET OF LIABILITIES - 1.30%....................                    25,695
                                                                            ----------
TOTAL NET ASSETS - 100%.....................................                $1,978,982
                                                                            ==========

---------------

Based on the cost of investments of $1,953,287 for federal income tax purposes at April 30, 1998, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

(B) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.

(C) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(D) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(E) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $195,000,000 or 9.9% of net assets.

ABBREVIATION:

L.P. - Limited Partnership

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                Par
                                                               Amount        Value
                                                              --------    -----------
                                                              (dollars in thousands)
MUNICIPAL OBLIGATIONS - 94.64%
COMMERCIAL PAPER (NOTE A) - 15.00%
Brazos River, Texas Pollution Control Revenue Refunding
  Bonds (Texas Utilities Electric Company), Series 1995A,
  3.65%, Due 7/6/1998, LOC Canadian Imperial Bank of
  Commerce..................................................  $ 2,200     $    2,200
Carbon County, Pennsylvania Industrial Development Authority
  Resource Recovery Bonds (Panther Creek Project), Series
  1991A, 3.65%, Due 7/6/1998, LOC National Westminster Bank,
  PLC.......................................................    2,500          2,500
City of Burlington, Kansas Customized Purchase Pollution
  Control Refunding and Improvement Revenue Bonds, Series
  1985B, 3.50%, Due 8/14/1998, matures 9/1/2015, LOC Societe
  Generale..................................................    1,600          1,600
Missouri State Environmental Improvement and Energy Resource
  Authority Pollution Control Revenue Bonds (Union Electric
  Company Project) Series 1985A, 3.45%, Due 8/6/1998, LOC
  Union Bank of Switzerland.................................    6,000          6,000
Montgomery County, Pennsylvania Industrial Development
  Pollution Control Revenue Bonds (Peco Energy Company),
  Series 1996, 3.70%, Due 10/16/1998, LOC Canadian Imperial
  Bank of Commerce..........................................    3,000          3,000
Sweetwater County, Wyoming Customized Pollution Control
  Revenue Refunding Bonds (Pacificorp Project), Series
  1988A, 3.60%, Due 8/11/1998, LOC Union Bank of
  Switzerland...............................................    3,000          3,000
Toledo-Lucas County, Ohio Port Facility Refunding Revenue
  Bonds (CSX Transportation, Incorporated), Series 1992,
  3.80%, Due 8/6/1998, LOC Bank of Nova Scotia..............    1,200          1,200
West Virginia Public Energy Authority Revenue Bonds
  (Morgantown Association Project), Series 1989, 3.60%, Due
  7/28/1998, LOC Swiss Bank.................................    1,000          1,000
                                                                          ----------
    TOTAL COMMERCIAL PAPER..................................                  20,500
                                                                          ----------
VARIABLE RATE DEMAND OBLIGATIONS
  (NOTE A) - 79.64%
ARIZONA - 3.72%
Apache County, Arizona Industrial Development Authority
  Pollution Control Revenue (Tucson Electric Power Company),
  Series 1981B, 4.45%, Due 10/1/2021, LOC Bank of
  Tokyo-Mitsubishi, Limited.................................    2,400          2,400
Maricopa County, Arizona Pollution Control Corporation
  (Arizona Public Service Company), Series E, 4.20%, Due
  5/1/2029, LOC Bank of America.............................    1,200          1,200
Pima County, Arizona Revenue Refunding Bonds Industrial
  Development Authority (County of Tucson Retirement
  Project), 4.10%, Due 1/1/2009, LOC Morgan Guaranty Trust
  Company...................................................      800            800
                                                                          ----------
    TOTAL ARIZONA...........................................                   4,400
                                                                          ----------
CALIFORNIA - 9.48%
California Pollution Control Finance Authority Control
  Resource Recovery Revenue Bonds (Wadham Energy LP), Series
  1987A, 4.75%, Due 11/1/2017, LOC Banque Paribas...........    3,800          3,800
California Pollution Control Finance Authority Revenue Bonds
  (Pacific Gas & Electric Company), Series C, 4.00%, Due
  11/1/2026, LOC Bank of America............................    3,000          3,000
California Statewide Communities Development Corporation
  Revenue Watt Four LLC-C, 3.50%, Due 5/1/2022, LOC Sanwa
  Bank, Limited.............................................    1,400          1,400
Union City, California Multifamily Revenue Refunding Housing
  Authority (Skylark Apartments Project), Series 1989B,
  4.50%, Due 11/1/2007, LOC Sumitomo Bank, Limited..........    3,000          3,000
                                                                          ----------
    TOTAL CALIFORNIA........................................                  11,200
                                                                          ----------
COLORADO - 1.61%
Moffat County Pollution Control Revenue (Ute Electric
  Company Project), Bond Insurance - AMBAC Indemnity
  Corporation, Series 1984, 4.10%, due 7/1/2010, SPA Societe
  Generale..................................................    1,900          1,900
                                                                          ----------
    TOTAL COLORADO..........................................                   1,900
                                                                          ----------
CONNECTICUT - 3.39%
Connecticut State Health and Education Facilities Authority
  Revenue (Edgehill Project), Series 1997B, 4.05%, Due
  7/1/2004, LOC Banque Paribas..............................    4,000          4,000
                                                                          ----------
    TOTAL CONNECTICUT.......................................                   4,000
                                                                          ----------

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                Par
                                                               Amount        Value
                                                              --------    -----------
                                                              (dollars in thousands)
DISTRICT OF COLUMBIA - 1.72%
District of Columbia General Obligation Bonds Ad Valorem
  Property Tax, 4.35%, Due 10/1/2009, LOC Bank of Nova
  Scotia....................................................  $   500     $      500
District of Columbia University Revenue Bonds, Series 1988B,
  4.05%, Due 4/1/2017, LOC Bayerische Landesbank
  Girozentrale..............................................    1,535          1,535
                                                                          ----------
    TOTAL DISTRICT OF COLUMBIA..............................                   2,035
                                                                          ----------
FLORIDA - 0.93%
Dade County, Florida Capital Asset Acquisition Special
  Obligation Bonds, Series 1990, 4.65%, Due 10/1/2010, LOC
  Sanwa Bank, Limited.......................................    1,100          1,100
                                                                          ----------
    TOTAL FLORIDA...........................................                   1,100
                                                                          ----------
GEORGIA - 10.32%
Athens-Clarke County Georgia Industrial Development
  Authority (Nakanishi Manufacturing Corporation Project),
  5.025%, Due 5/1/2008, LOC Sumitomo Bank, Limited..........    2,000          2,000
Clayton County, Georgia Housing Authority (Chateau Forest
  Apartments), Series E, Bond Insurance - Financial Security
  Assurance, 4.05%, Due 1/1/2021, SPA Barclays Bank, PLC....    5,000          5,000
Industrial Development Authority of Cartersville (Sekisui
  Jushi America, Incorporated Project), Series 1992, 4.95%,
  Due 6/1/2012, LOC Sanwa Bank, Limited.....................    1,700          1,700
Thomaston-Upson County Industrial Development Revenue
  Authority (Yamaha Music Manufacturing, Incorporated
  Project), Series 1988, 4.95%, Due 8/1/2018, LOC Bank of
  Tokyo-Mitsubishi, Limited.................................    3,500          3,500
                                                                          ----------
    TOTAL GEORGIA...........................................                  12,200
                                                                          ----------
ILLINOIS - 2.73%
Illinois Development Finance Authority (Illinois Power
  Project), Series 1987B, 4.70%, Due 3/1/2017, LOC Bank of
  Tokyo-Mitsubishi, Limited.................................      900            900
Illinois Health Facilities Authority (Loyola University
  Health System B Revenue Bonds), Bond Insurance - MBIA,
  4.00%, Due 7/1/2024, SPA Credit Suisse....................    1,900          1,900
Oswego, Illinois Industrial Development Revenue Bonds
  (Griffith Laboratories World Wide, Incorporated Project),
  Series 1995, 4.25%, Due 7/1/2025, LOC ABN AMRO Bank,
  N.V.......................................................      430            430
                                                                          ----------
    TOTAL ILLINOIS..........................................                   3,230
                                                                          ----------
INDIANA - 1.23%
Fort Wayne Industrial Economic Development Revenue Bonds
  (ND-Tech Corporation Project), Series 1989, 4.30%, Due
  7/1/2009, LOC Societe Generale............................    1,000          1,000
Princeton Industrial Development Revenue Bonds (Orion
  Electric America, Incorporated Project), Series 1987,
  4.50%, Due 4/30/2017, LOC Bank of Tokyo-Mitsubishi,
  Limited...................................................      455            455
                                                                          ----------
    TOTAL INDIANA...........................................                   1,455
                                                                          ----------
IOWA - 1.73%
Dubuque, Iowa Industrial Development Revenue Bonds (Swiss
  Valley Farms Company Project), Series 1987, 4.15%, Due
  12/1/2001, LOC Rabobank Nederland.........................    1,150          1,150
Polk County, Iowa Hospital Equipment and Improvement, Bond
  Insurance - MBIA, 4.05%, Due 12/1/2005, SPA Bank of New
  York Company, Incorporated................................      900            900
                                                                          ----------
    TOTAL IOWA..............................................                   2,050
                                                                          ----------
KENTUCKY - 1.18%
Hopkinsville Industrial Development Revenue Bonds (American
  Precision Machinery, Incorporated Project), Series 1990,
  4.65%, Due 5/1/2000, LOC Bank of Tokyo-Mitsubishi,
  Limited...................................................    1,400          1,400
                                                                          ----------
    TOTAL KENTUCKY..........................................                   1,400
                                                                          ----------
LOUISIANA - 1.84%
Jefferson Parish Louisiana Hospital District #1 (West
  Jefferson Medical Center Project), Series 1986, 4.05%, Due
  1/1/2026, LOC Rabobank Nederland..........................    1,185          1,185

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                Par
                                                               Amount        Value
                                                              --------    -----------
                                                              (dollars in thousands)
Louisiana Public Facilities Finance Authority (College &
  University Equipment and Capital Facilities Revenue
  Bonds), Bond Insurance - FGIC, Series 1985, 4.05%, Due
  9/1/2010, LOC Societe Generale............................  $   985     $      985
                                                                          ----------
    TOTAL LOUISIANA.........................................                   2,170
                                                                          ----------
MASSACHUSETTS - 0.34%
Massachusetts State Health & Education Facilities Authority
  Revenue Bonds - (Capital Asset Program A) 3.85%, Due
  1/1/2001, LOC First Chicago NBD...........................      400            400
                                                                          ----------
    TOTAL MASSACHUSETTS.....................................                     400
                                                                          ----------
MISSOURI - 4.65%
Missouri Higher Education Loan Authority Revenue Bonds,
  Series 1988A, 4.20%, Due 6/1/2017, LOC National
  Westminster Bank, PLC.....................................    5,500          5,500
                                                                          ----------
    TOTAL MISSOURI..........................................                   5,500
                                                                          ----------
NEBRASKA - 0.85%
Lancaster County, Nebraska Industrial Revenue Bonds
  (Sun-Husker Foods, Incorporated Project), Series 1989,
  4.95%, Due 8/15/2009, LOC Bank of Tokyo-Mitsubishi,
  Limited...................................................    1,000          1,000
                                                                          ----------
    TOTAL NEBRASKA..........................................                   1,000
                                                                          ----------
NEW HAMPSHIRE - 0.42%
Industrial Development Authority of the State of New
  Hampshire (The Conn Light and Power Project), Series 1988,
  4.20%, Due 8/1/2018, LOC Union Bank of Switzerland........      500            500
                                                                          ----------
    TOTAL NEW HAMPSHIRE.....................................                     500
                                                                          ----------
NEW JERSEY - 2.48%
New Jersey Health Care Facilities Financing Authority
  Revenue Bonds(Carrier Foundation Project), Bond
  Insurance - FGIC, Series 1985C, 4.30%, Due 7/1/2005, SPA
  Banque Paribas............................................    2,935          2,935
                                                                          ----------
    TOTAL NEW JERSEY........................................                   2,935
                                                                          ----------
NEW MEXICO - 1.61%
Albuquerque, New Mexico Gross Receipts Revenue Bonds, Series
  A, 4.05%, Due 7/1/2022, LOC Canadian Imperial Bank of
  Commerce..................................................    1,900          1,900
                                                                          ----------
    TOTAL NEW MEXICO........................................                   1,900
                                                                          ----------
NEW YORK - 1.99%
New York, New York General Obligation Bonds, Series 1993B-4,
  4.25%, Due 8/15/2023, LOC Union Bank of Switzerland.......      600            600
New York City Municipal Water Finance Authority Water &
  Sewer Systems, Bond Insurance - Securities Purchasing,
  Inc., Series 1995A, 4.25%, Due 6/15/2025, SPA FGIC........      500            500
New York State Local Government Assistance Corporation,
  Series 1995 D, 3.90%, Due 4/1/2025, LOC Societe
  Generale..................................................    1,050          1,050
New York City, General Obligation Bonds, Series 1994 B-4,
  4.25%, Due 8/15/2021, LOC Union Bank of Switzerland.......      200            200
                                                                          ----------
    TOTAL NEW YORK..........................................                   2,350
                                                                          ----------
NORTH CAROLINA - 2.71%
Wake County, North Carolina Industrial Facilities &
  Pollution Control Financing Authority Revenue Bonds,
  4.50%, Due 3/1/2017, LOC Sumitomo Bank, Limited...........    3,200          3,200
                                                                          ----------
    TOTAL NORTH CAROLINA....................................                   3,200
                                                                          ----------
OREGON - 2.54%
State of Oregon (Toyo Tanso USA), Series CXLVII, 4.775%, Due
  2/1/2012, LOC Bank of Tokyo - Mitsubishi, Limited.........    3,000          3,000
                                                                          ----------
    TOTAL OREGON............................................                   3,000
                                                                          ----------
PENNSYLVANIA - 8.93%
Cambria County Industrial Development Authority Resource
  Recovery Revenue Bonds(Cambria Cogen Company Project),
  Series 1989 V-1, 4.15%, Due 9/1/2019, LOC ABN AMRO Bank,
  N.V.,.....................................................    1,000          1,000

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                Par
                                                               Amount        Value
                                                              --------    -----------
                                                              (dollars in thousands)
Cambria County Industrial Development Authority Resource
  Recovery Revenue Bonds(Cambria Cogen Company Project),
  Series 1989 V-2, 4.15%, Due 9/1/2019, LOC ABN AMRO Bank,
  N.V.,.....................................................  $   900     $      900
Cambria County Industrial Development Authority Resource
  Recovery Revenue Bonds (Cambria Cogen Company Project),
  Series 1991 V-1, 4.15%, Due 9/1/2019, LOC ABN AMRO Bank,
  N.V.......................................................    2,250          2,250
Gettysburg Area Industrial Development Authority Industrial
  Development Refunding Bonds (Dal-Tile Corporation), Series
  1987B, 4.20%, Due 3/1/2004, LOC Credit Suisse.............    1,370          1,370
Northumberland County Industrial Development Authority
  Resource Recovery Revenue Bonds (Foster Wheeler Mt.
  Carmel, Incorporated Project), Series 1987A, 4.15%, Due
  2/1/2010, LOC Union Bank of Switzerland...................    1,000          1,000
Northumberland County Industrial Development Authority
  Resource Recovery Revenue Bonds (Foster Wheeler Mt.
  Carmel, Incorporated Project), Series 1987B, 4.15%, Due
  2/1/2010, LOC Union Bank of Switzerland...................      830            830
Schuykill County, Pennsylvania Industrial Development
  Authority Revenue Bonds, 4.05%, Due 12/1/2002, LOC Mellon
  Bank, N.A.................................................    3,200          3,200
                                                                          ----------
    TOTAL PENNSYLVANIA......................................                  10,550
                                                                          ----------
SOUTH CAROLINA - 0.85%
Charleston County, South Carolina Industrial Revenue
  Development Bonds (Zeigler Coal Holding Company), 4.35%,
  Due 8/1/2028, LOC Bank of America.........................    1,000          1,000
                                                                          ----------
    TOTAL SOUTH CAROLINA....................................                   1,000
                                                                          ----------
TENNESSEE - 1.78%
Covington, Tennessee Industrial Development Board Industrial
  Development Revenue Bonds (Charms Company Project), Series
  1992, 4.30%, Due 6/1/2027, LOC Societe Generale...........      300            300
Rutherford County, Tennessee (Outboard Marine Project),
  Series 1987, 4.30%, Due 10/1/2007, LOC First Chicago NBD
  Corporation...............................................    1,800          1,800
                                                                          ----------
    TOTAL TENNESSEE.........................................                   2,100
                                                                          ----------
TEXAS - 3.39%
Texas Small Business Industrial Development Corporation
  Revenue Bond (Texas Public Facilities Capital Access),
  4.10%, Due 7/1/2026, LOC National Westminster Bank, PLC...    4,000          4,000
                                                                          ----------
    TOTAL TEXAS.............................................                   4,000
                                                                          ----------
UTAH - 3.39%
Utah State Board of Regents Student Loan Revenue Bonds, Bond
  Insurance-AMBAC Indemnity Corporation, Series 1988C,
  4.20%, Due 11/1/2013 SPA Dresdner Bank AG.................    1,000          1,000
Utah Student Board of Regents Student Loan Revenue Bonds,
  Bond Insurance-AMBAC Indemnity Corporation, Series B,
  4.10%, Due 11/1/2000, SPA Dresdner Bank AG................    3,000          3,000
                                                                          ----------
    TOTAL UTAH..............................................                   4,000
                                                                          ----------
VERMONT - 0.42%
Vermont Industrial Development Authority (Ryegate Project),
  Series 1990, 4.25%, Due 12/1/2015, LOC ABN AMRO Bank,
  N.V.......................................................      500            500
                                                                          ----------
    TOTAL VERMONT...........................................                     500
                                                                          ----------
VIRGINIA - 0.17%
Virginia Housing Development Authority (AHC Service
  Corporation), Series 1987A, 4.45%, Due 9/1/2017, LOC Bank
  of Tokyo-Mitsubishi, Limited..............................      200            200
                                                                          ----------
    TOTAL VIRGINIA..........................................                     200
                                                                          ----------
WASHINGTON - 8.11%
Pierce County, Washington Economic Development Corporation
  Dock & Warf Facilities Revenue Bonds (SCS Industries
  Project), Series 1995, 4.30%, Due 7/1/2030, LOC Bank of
  Nova Scotia...............................................    3,585          3,585
Washington State Public Power Supply System Refund Electric
  Revenue Bonds (Nuclear Project #1), Bond Insurance-AMBAC
  Indemnity Corporation, Series CMC2, 4.25%, Due 7/1/2007,
  SPA The Chase Manhattan Bank..............................    2,000          2,000
Washington State Public Power Supply System, Refunding
  Electric Revenue Bonds, 4.25%, Due 7/1/2018, LOC Bank of
  America...................................................    4,000          4,000
                                                                          ----------
    TOTAL WASHINGTON........................................                   9,585
                                                                          ----------

                             See accompanying notes

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                Par
                                                               Amount        Value
                                                              --------    -----------
                                                              (dollars in thousands)
WEST VIRGINIA - 0.94%
Marion County, West Virginia Solid Waste Disposal Facility
  (Grant Town Cogeneration Project), Series 1990B, 4.20%,
  Due 10/1/2017, LOC National Westminster Bank, PLC.........  $   115     $      115
Marion County, West Virginia Solid Waste Disposal Facility
  (Grant Town Cogeneration Project), Series 1990C, 4.20%,
  Due 10/1/2017, LOC National Westminster Bank, PLC.........    1,000          1,000
                                                                          ----------
    TOTAL WEST VIRGINIA.....................................                   1,115
                                                                          ----------
    TOTAL VARIABLE RATE DEMAND OBLIGATIONS..................                 100,975
                                                                          ----------
    TOTAL MUNICIPAL OBLIGATIONS.............................                 121,475
                                                                          ----------
OTHER INVESTMENTS - 1.73%
Alliance Capital Management Institutional Reserves Tax-Free
  Portfolio (#38)...........................................    1,450          1,450
Provident Institutional Funds Municipal Cash Fund...........      589            589
                                                                          ----------
    TOTAL OTHER INVESTMENTS.................................                   2,039
                                                                          ----------
TOTAL INVESTMENTS - 104.53% (COST $123,514).................                 123,514
                                                                          ----------
LIABILITIES, NET OF OTHER ASSETS - (4.53%)..................                  (5,349)
                                                                          ----------
TOTAL NET ASSETS - 100%.....................................              $  118,165
                                                                          ==========

---------------

Based on the cost of investments of $123,514 for federal income tax purposes at April 30, 1998, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AG - Company
FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
NV - Company
PLC - Public Limited Corporation
SPA - Support Agreement

                             See accompanying notes

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                Par
                                                               Amount        Value
                                                              --------     ---------
                                                              (dollars in thousands)
U.S. GOVERNMENT REPURCHASE AGREEMENTS (NOTES A AND B) - 28.13%
Merrill Lynch & Company, Incorporated Tri-Party Government
  Repurchase Agreement, 5.50%, Due 5/1/1998 (Collateral held at The Chase Manhattan Bank, N.A. by Federal Home Loan
  Mortgage Corporation 7.00%, Due 10/1/2009 through Federal
  National Mortgage Association 6.50%, Due
  4/1/2028 -- Market Value $19,607).........................  $19,222      $ 19,222
Goldman Sachs Tri-Party Government Repurchase Agreement,
  5.54%, Due 5/1/1998 (Collateral held at The Bank of New
  York Company, Incorporated by Federal Home Loan Mortgage
  Corporation 6.00%, Due 9/1/1998 through Federal Home Loan
  Mortgage Corporation 7.00%, Due 2/1/2028 -- Market Value
  $30,429)..................................................   30,000        30,000
                                                                           --------
    TOTAL U.S. GOVERNMENT REPURCHASE AGREEMENTS.............                 49,222
                                                                           --------
U.S. GOVERNMENT AGENCY INSTRUMENTS (NOTE A) - 71.40%
Federal Home Loan Bank Variable Rate, 5.428%, Due
  7/7/1998..................................................   50,000        49,992
Federal National Mortgage Association, Variable Rate,
  5.432%, Due 9/10/1998.....................................   25,000        24,993
Federal National Mortgage Associate, Variable Rate, 5.395%,
  Due 2/19/1999.............................................   50,000        49,976
                                                                           --------
    TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS................                124,961
                                                                           --------
TOTAL INVESTMENTS - 99.53% (COST - $174,183)................                174,183
                                                                           --------
OTHER ASSETS, NET OF LIABILITIES - 0.47%....................                    831
                                                                           --------
TOTAL NET ASSETS - 100%.....................................               $175,014
                                                                           ========


---------------

Based on the cost of investments of $174,183 for federal income tax purposes at April 30, 1998, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity, or yield to next reset date.

(B) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                Money        Municipal      U.S. Government
                                                                Market      Money Market     Money Market
                                                              ----------    ------------    ---------------
                                                                             (in thousands)
ASSETS:
    Investments in securities at value (cost - $1,953,287;
      $123,514; $174,183, respectively)*....................  $1,953,287      $123,514         $174,183
    Cash....................................................      11,965            --               --
    Dividends and interest receivable.......................      14,066           560              917
    Receivable for investments sold.........................          --         2,300               --
    Deferred organization costs, net........................           5             4                4
                                                              ----------      --------         --------
        TOTAL ASSETS........................................   1,979,323       126,378          175,104
                                                              ----------      --------         --------
LIABILITIES:
    Payable for investments purchased.......................          --         3,006               --
    Management and investment advisory fees payable (Note
      2)....................................................         238            14               22
    Accrued organization costs..............................          33            33               33
    Other liabilities.......................................          70         5,160               35
                                                              ----------      --------         --------
        TOTAL LIABILITIES...................................         341         8,213               90
                                                              ----------      --------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....  $1,978,982      $118,165         $175,014
                                                              ==========      ========         ========

---------------

* Includes repurchase agreements of $7,650, $49,222 for the Money Market and U.S. Government Money Market Portfolios, respectively.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Six Months Ended April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             U.S.
                                                               Money      Municipal       Government
                                                              Market     Money Market    Money Market
                                                              -------    ------------    ------------
                                                                          (in thousands)
INVESTMENT INCOME:
    Interest income.........................................  $59,552       $2,176          $4,209
                                                              -------       ------          ------
        TOTAL INVESTMENT INCOME.............................   59,552        2,176           4,209
                                                              -------       ------          ------
EXPENSES:
    Management and investment advisory fees (Note 2)........    1,547           81             111
    Custodian fees..........................................      114            6               8
    Professional fees.......................................       20            1               2
    Amortization of organization costs......................       --           14              13
    Other expenses..........................................       62           14               9
                                                              -------       ------          ------
        TOTAL EXPENSES......................................    1,743          116             143
                                                              -------       ------          ------
NET INVESTMENT INCOME.......................................   57,809        2,060           4,066
                                                              -------       ------          ------
REALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments........................       45           --              --
                                                              -------       ------          ------
        NET GAIN ON INVESTMENTS.............................       45           --              --
                                                              -------       ------          ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $57,854       $2,060          $4,066
                                                              =======       ======          ======

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                             U.S. Government
                                                      Money Market           Municipal Money Market           Money Market
                                               --------------------------   -------------------------   -------------------------
                                               Six Months                   Six Months                  Six Months
                                                  Ended                        Ended                       Ended
                                                April 30,     Year Ended     April 30,    Year Ended     April 30,    Year Ended
                                                  1998       October 31,       1998       October 31,      1998       October 31,
                                               (Unaudited)       1997       (Unaudited)      1997       (Unaudited)      1997
                                               -----------   ------------   -----------   -----------   -----------   -----------
                                                                                 (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income.....................  $    57,809   $    103,560    $   2,060     $   3,432     $   4,066     $   6,233
   Net realized gain on investments..........           45             31           --            --            --             5
                                               -----------   ------------    ---------     ---------     ---------     ---------
       TOTAL INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS......................       57,854        103,591        2,060         3,432         4,066         6,238
                                               -----------   ------------    ---------     ---------     ---------     ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTERESTS:
   Contributions.............................    2,865,371     18,538,305      147,502       186,159       177,322       365,792
   Withdrawals...............................   (2,915,573)   (18,435,488)    (132,088)     (170,158)     (138,154)     (330,942)
                                               -----------   ------------    ---------     ---------     ---------     ---------
       NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM TRANSACTIONS IN
        INVESTORS' BENEFICIAL INTERESTS......      (50,202)       102,817       15,414        16,001        39,168        34,850
                                               -----------   ------------    ---------     ---------     ---------     ---------
NET INCREASE IN NET ASSETS...................        7,652        206,408       17,474        19,433        43,234        41,088
                                               -----------   ------------    ---------     ---------     ---------     ---------
NET ASSETS:
   BEGINNING OF PERIOD.......................    1,971,330      1,764,922      100,691        81,258       131,780        90,692
                                               -----------   ------------    ---------     ---------     ---------     ---------
   END OF PERIOD.............................  $ 1,978,982   $  1,971,330    $ 118,165     $ 100,691     $ 175,014     $ 131,780
                                               ===========   ============    =========     =========     =========     =========

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
---------------------------------------------------------------------------------------------------------------------------------
RATIOS:
   Expenses to average net assets
     (annualized)*...........................        0.17%          0.16%        0.20%         0.18%         0.19%         0.19%
   Net investment income to average net
     assets (annualized)*....................        5.60%          5.52%        3.64%         3.59%         5.54%         5.32%

---------------

* Operating results of the Municipal Money Market Portfolio excluded fees waived by the Manager. Results prior to expenses waived were as follows:

                                                                   Year Ended
                                                                October 31, 1997
                                                                ----------------
Ratio of expenses to average net assets.....................         0.19%
Ratio of net investment income to average net assets........         3.58%

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 1998
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements and notes to the financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services Municipal Money Market Portfolio and AMR Investment Services U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Portfolio was known as the American AAdvantage U.S. Treasury Money Market Portfolio and operated under different investment policies. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1998
--------------------------------------------------------------------------------

  Deferred Organization Expenses

     Expenses incurred by a Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .15% of the average daily net assets of each of the Portfolios. During the six months ended April 30, 1998, the Manager waived management fees totaling $3,414 and $806 for the Municipal Money Market and U.S. Government Money Market Portfolios.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 1998, the cost of air transportation was not material to any of the Portfolios.